UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06463
AIM International Mutual Funds (Invesco International Mutual Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Advantage International Fund
Class A: QMGAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class A)	$62	1.17%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$54,489,244
Total number of portfolio holdings	467
Portfolio turnover rate	121%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLMAG-SAR-A
Invesco Advantage International Fund

Invesco Advantage International Fund
Class C: QMGCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class C)	$101	1.92%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$54,489,244
Total number of portfolio holdings	467
Portfolio turnover rate	121%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLMAG-SAR-C
Invesco Advantage International Fund

Invesco Advantage International Fund
Class R: QMGRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class R)	$75	1.42%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$54,489,244
Total number of portfolio holdings	467
Portfolio turnover rate	121%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLMAG-SAR-R
Invesco Advantage International Fund

Invesco Advantage International Fund
Class Y: QMGYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class Y)	$49	0.92%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$54,489,244
Total number of portfolio holdings	467
Portfolio turnover rate	121%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLMAG-SAR-Y
Invesco Advantage International Fund

Invesco Advantage International Fund
Class R5: GMAGX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class R5)	$47	0.89%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$54,489,244
Total number of portfolio holdings	467
Portfolio turnover rate	121%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLMAG-SAR-R5
Invesco Advantage International Fund

Invesco Advantage International Fund
Class R6: QMGIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Advantage International Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Advantage International Fund (Class R6)	$46	0.88%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$54,489,244
Total number of portfolio holdings	467
Portfolio turnover rate	121%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.40%
Samsung Electronics Co. Ltd.	2.88%
ASML Holding N.V.	1.63%
Delta Electronics, Inc.	1.42%
SK hynix, Inc.	1.38%
Shell PLC	1.37%
Novartis AG	1.29%
Siemens Energy AG, Class A	1.19%
Alibaba Group Holding Ltd.	1.15%
BHP Group Ltd.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLMAG-SAR-R6
Invesco Advantage International Fund

Invesco Asia Pacific Equity Fund
Class A: ASIAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Asia Pacific Equity Fund (Class A)	$72	1.39%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$463,900,298
Total number of portfolio holdings	63
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.52%
Samsung Electronics Co. Ltd.	6.77%
Tencent Holdings Ltd.	4.62%
Samsung Electronics Co. Ltd., Preference Shares	3.30%
Woodside Energy Group Ltd.	3.28%
Kasikornbank PCL, Foreign Shares	3.25%
United Overseas Bank Ltd.	2.74%
AIA Group Ltd.	2.70%
NetEase, Inc.	2.67%
HDFC Bank Ltd., ADR	2.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
APG-SAR-A
Invesco Asia Pacific Equity Fund

Invesco Asia Pacific Equity Fund
Class C: ASICX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Asia Pacific Equity Fund (Class C)	$108	2.08%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$463,900,298
Total number of portfolio holdings	63
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.52%
Samsung Electronics Co. Ltd.	6.77%
Tencent Holdings Ltd.	4.62%
Samsung Electronics Co. Ltd., Preference Shares	3.30%
Woodside Energy Group Ltd.	3.28%
Kasikornbank PCL, Foreign Shares	3.25%
United Overseas Bank Ltd.	2.74%
AIA Group Ltd.	2.70%
NetEase, Inc.	2.67%
HDFC Bank Ltd., ADR	2.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
APG-SAR-C
Invesco Asia Pacific Equity Fund

Invesco Asia Pacific Equity Fund
Class R: ASQRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Asia Pacific Equity Fund (Class R)	$85	1.64%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$463,900,298
Total number of portfolio holdings	63
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.52%
Samsung Electronics Co. Ltd.	6.77%
Tencent Holdings Ltd.	4.62%
Samsung Electronics Co. Ltd., Preference Shares	3.30%
Woodside Energy Group Ltd.	3.28%
Kasikornbank PCL, Foreign Shares	3.25%
United Overseas Bank Ltd.	2.74%
AIA Group Ltd.	2.70%
NetEase, Inc.	2.67%
HDFC Bank Ltd., ADR	2.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
APG-SAR-R
Invesco Asia Pacific Equity Fund

Invesco Asia Pacific Equity Fund
Class Y: ASIYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Asia Pacific Equity Fund (Class Y)	$59	1.14%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$463,900,298
Total number of portfolio holdings	63
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.52%
Samsung Electronics Co. Ltd.	6.77%
Tencent Holdings Ltd.	4.62%
Samsung Electronics Co. Ltd., Preference Shares	3.30%
Woodside Energy Group Ltd.	3.28%
Kasikornbank PCL, Foreign Shares	3.25%
United Overseas Bank Ltd.	2.74%
AIA Group Ltd.	2.70%
NetEase, Inc.	2.67%
HDFC Bank Ltd., ADR	2.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
APG-SAR-Y
Invesco Asia Pacific Equity Fund

Invesco Asia Pacific Equity Fund
Class R6: ASISX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Asia Pacific Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Asia Pacific Equity Fund (Class R6)	$52	0.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$463,900,298
Total number of portfolio holdings	63
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.52%
Samsung Electronics Co. Ltd.	6.77%
Tencent Holdings Ltd.	4.62%
Samsung Electronics Co. Ltd., Preference Shares	3.30%
Woodside Energy Group Ltd.	3.28%
Kasikornbank PCL, Foreign Shares	3.25%
United Overseas Bank Ltd.	2.74%
AIA Group Ltd.	2.70%
NetEase, Inc.	2.67%
HDFC Bank Ltd., ADR	2.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
APG-SAR-R6
Invesco Asia Pacific Equity Fund

Invesco EQV International Equity Fund
Class A: AIIEX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class A)	$66	1.28%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,848,477,637
Total number of portfolio holdings	81
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IGR-SAR-A
Invesco EQV International Equity Fund

Invesco EQV International Equity Fund
Class C: AIECX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class C)	$104	2.03%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,848,477,637
Total number of portfolio holdings	81
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IGR-SAR-C
Invesco EQV International Equity Fund

Invesco EQV International Equity Fund
Class R: AIERX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class R)	$78	1.53%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,848,477,637
Total number of portfolio holdings	81
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IGR-SAR-R
Invesco EQV International Equity Fund

Invesco EQV International Equity Fund
Class Y: AIIYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class Y)	$53	1.03%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,848,477,637
Total number of portfolio holdings	81
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IGR-SAR-Y
Invesco EQV International Equity Fund

Invesco EQV International Equity Fund
Class R5: AIEVX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class R5)	$48	0.94%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,848,477,637
Total number of portfolio holdings	81
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IGR-SAR-R5
Invesco EQV International Equity Fund

Invesco EQV International Equity Fund
Class R6: IGFRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco EQV International Equity Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Equity Fund (Class R6)	$46	0.89%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$1,848,477,637
Total number of portfolio holdings	81
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.89%
Investor AB, Class B	2.99%
Keyence Corp.	2.72%
Legrand S.A.	2.55%
Samsung Electronics Co. Ltd.	2.41%
BAE Systems PLC	2.39%
ASM International N.V.	2.18%
Broadcom, Inc.	2.12%
AstraZeneca PLC	1.88%
KB Financial Group, Inc.	1.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
IGR-SAR-R6
Invesco EQV International Equity Fund

Invesco Global Focus Fund
Class A: GLVAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class A)	$61	1.24%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$548,878,191
Total number of portfolio holdings	41
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLF-SAR-A
Invesco Global Focus Fund

Invesco Global Focus Fund
Class C: GLVCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class C)	$98	1.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$548,878,191
Total number of portfolio holdings	41
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLF-SAR-C
Invesco Global Focus Fund

Invesco Global Focus Fund
Class R: GLVNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class R)	$74	1.49%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$548,878,191
Total number of portfolio holdings	41
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLF-SAR-R
Invesco Global Focus Fund

Invesco Global Focus Fund
Class Y: GLVYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class Y)	$49	0.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$548,878,191
Total number of portfolio holdings	41
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLF-SAR-Y
Invesco Global Focus Fund

Invesco Global Focus Fund
Class R5: GFFDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class R5)	$43	0.87%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$548,878,191
Total number of portfolio holdings	41
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLF-SAR-R5
Invesco Global Focus Fund

Invesco Global Focus Fund
Class R6: GLVIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Focus Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Focus Fund (Class R6)	$43	0.87%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$548,878,191
Total number of portfolio holdings	41
Portfolio turnover rate	9%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	12.42%
Amazon.com, Inc.	7.31%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.82%
Meta Platforms, Inc., Class A	5.91%
Broadcom, Inc.	5.50%
NVIDIA Corp.	4.25%
Lam Research Corp.	4.04%
Mastercard, Inc., Class A	3.87%
Visa, Inc., Class A	3.36%
Thermo Fisher Scientific, Inc.	3.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLF-SAR-R6
Invesco Global Focus Fund

Invesco Global Fund
Class A: OPPAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class A)	$52	1.04%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$9,093,432,601
Total number of portfolio holdings	66
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLBL-SAR-A
Invesco Global Fund

Invesco Global Fund
Class C: OGLCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class C)	$91	1.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$9,093,432,601
Total number of portfolio holdings	66
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLBL-SAR-C
Invesco Global Fund

Invesco Global Fund
Class R: OGLNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class R)	$66	1.31%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$9,093,432,601
Total number of portfolio holdings	66
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLBL-SAR-R
Invesco Global Fund

Invesco Global Fund
Class Y: OGLYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class Y)	$41	0.81%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$9,093,432,601
Total number of portfolio holdings	66
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLBL-SAR-Y
Invesco Global Fund

Invesco Global Fund
Class R5: GFDDX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class R5)	$39	0.78%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$9,093,432,601
Total number of portfolio holdings	66
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLBL-SAR-R5
Invesco Global Fund

Invesco Global Fund
Class R6: OGLIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Fund (Class R6)	$36	0.71%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$9,093,432,601
Total number of portfolio holdings	66
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.14%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.02%
NVIDIA Corp.	5.81%
Lam Research Corp.	5.28%
Meta Platforms, Inc., Class A	4.77%
Broadcom, Inc.	4.52%
Analog Devices, Inc.	3.80%
Amazon.com, Inc.	3.43%
S&P Global, Inc.	3.22%
Visa, Inc., Class A	3.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLBL-SAR-R6
Invesco Global Fund

Invesco Global Opportunities Fund
Class A: OPGIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class A)	$60	1.17%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,273,642,223
Total number of portfolio holdings	178
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLOPP-SAR-A
Invesco Global Opportunities Fund

Invesco Global Opportunities Fund
Class C: OGICX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class C)	$99	1.93%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,273,642,223
Total number of portfolio holdings	178
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLOPP-SAR-C
Invesco Global Opportunities Fund

Invesco Global Opportunities Fund
Class R: OGINX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class R)	$73	1.43%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,273,642,223
Total number of portfolio holdings	178
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLOPP-SAR-R
Invesco Global Opportunities Fund

Invesco Global Opportunities Fund
Class Y: OGIYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class Y)	$48	0.93%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,273,642,223
Total number of portfolio holdings	178
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLOPP-SAR-Y
Invesco Global Opportunities Fund

Invesco Global Opportunities Fund
Class R5: GOFFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class R5)	$44	0.86%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,273,642,223
Total number of portfolio holdings	178
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLOPP-SAR-R5
Invesco Global Opportunities Fund

Invesco Global Opportunities Fund
Class R6: OGIIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco Global Opportunities Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Opportunities Fund (Class R6)	$41	0.79%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,273,642,223
Total number of portfolio holdings	178
Portfolio turnover rate	44%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Comfort Systems USA, Inc.	2.05%
Quanta Services, Inc.	2.04%
Monolithic Power Systems, Inc.	1.98%
Hilton Worldwide Holdings, Inc.	1.76%
Flex Ltd.	1.56%
MasTec, Inc.	1.46%
Lattice Semiconductor Corp.	1.35%
Vertiv Holdings Co., Class A	1.35%
MACOM Technology Solutions Holdings, Inc.	1.17%
Lumentum Holdings, Inc.	1.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GLOPP-SAR-R6
Invesco Global Opportunities Fund

Invesco International Growth Fund
Class A: OIGAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Growth Fund (Class A)	$58	1.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,346,020,586
Total number of portfolio holdings	60
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IGR-SAR-A
Invesco International Growth Fund

Invesco International Growth Fund
Class C: OIGCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Growth Fund (Class C)	$95	1.94%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,346,020,586
Total number of portfolio holdings	60
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IGR-SAR-C
Invesco International Growth Fund

Invesco International Growth Fund
Class R: OIGNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Growth Fund (Class R)	$71	1.44%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,346,020,586
Total number of portfolio holdings	60
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IGR-SAR-R
Invesco International Growth Fund

Invesco International Growth Fund
Class Y: OIGYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Growth Fund (Class Y)	$46	0.94%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,346,020,586
Total number of portfolio holdings	60
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IGR-SAR-Y
Invesco International Growth Fund

Invesco International Growth Fund
Class R5: INGFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Growth Fund (Class R5)	$41	0.83%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,346,020,586
Total number of portfolio holdings	60
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IGR-SAR-R5
Invesco International Growth Fund

Invesco International Growth Fund
Class R6: OIGIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Growth Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Growth Fund (Class R6)	$38	0.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,346,020,586
Total number of portfolio holdings	60
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.94%
ASML Holding N.V.	4.13%
BAE Systems PLC	3.72%
Siemens AG	2.90%
Dollarama, Inc.	2.62%
Reliance Industries Ltd.	2.53%
AstraZeneca PLC	2.31%
Lonza Group AG	2.31%
Ferguson Enterprises, Inc.	2.29%
SK hynix, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-IGR-SAR-R6
Invesco International Growth Fund

Invesco International Small-Mid Company Fund
Class A: OSMAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class A)	$70	1.41%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,484,969,840
Total number of portfolio holdings	104
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ISMC-SAR-A
Invesco International Small-Mid Company Fund

Invesco International Small-Mid Company Fund
Class C: OSMCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class C)	$108	2.17%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,484,969,840
Total number of portfolio holdings	104
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ISMC-SAR-C
Invesco International Small-Mid Company Fund

Invesco International Small-Mid Company Fund
Class R: OSMNX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class R)	$83	1.67%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,484,969,840
Total number of portfolio holdings	104
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ISMC-SAR-R
Invesco International Small-Mid Company Fund

Invesco International Small-Mid Company Fund
Class Y: OSMYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class Y)	$58	1.17%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,484,969,840
Total number of portfolio holdings	104
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ISMC-SAR-Y
Invesco International Small-Mid Company Fund

Invesco International Small-Mid Company Fund
Class R5: INSLX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class R5)	$54	1.08%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,484,969,840
Total number of portfolio holdings	104
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ISMC-SAR-R5
Invesco International Small-Mid Company Fund

Invesco International Small-Mid Company Fund
Class R6: OSCIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Small-Mid Company Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Small-Mid Company Fund (Class R6)	$51	1.03%
*	Annualized.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,484,969,840
Total number of portfolio holdings	104
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Partners Group Holding AG	2.23%
Bunzl PLC	2.10%
Azbil Corp.	1.92%
Disco Corp.	1.77%
Spirax Group PLC	1.68%
Svenska Handelsbanken AB, Class A	1.67%
Advantech Co. Ltd.	1.65%
VZ Holding AG	1.65%
Mycronic AB	1.63%
Kikkoman Corp.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ISMC-SAR-R6
Invesco International Small-Mid Company Fund

Invesco International Value Fund
Class A: AEDAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Value Fund (Class A)	$60	1.11%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$929,808,431
Total number of portfolio holdings	60
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
EGR-SAR-A
Invesco International Value Fund

Invesco International Value Fund
Class C: AEDCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Value Fund (Class C)	$100	1.86%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$929,808,431
Total number of portfolio holdings	60
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
EGR-SAR-C
Invesco International Value Fund

Invesco International Value Fund
Class R: AEDRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Value Fund (Class R)	$73	1.36%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$929,808,431
Total number of portfolio holdings	60
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
EGR-SAR-R
Invesco International Value Fund

Invesco International Value Fund
Class Y: AEDYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Value Fund (Class Y)	$46	0.86%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$929,808,431
Total number of portfolio holdings	60
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
EGR-SAR-Y
Invesco International Value Fund

Invesco International Value Fund
Investor Class: EGINX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Value Fund (Investor Class)	$56	1.04%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$929,808,431
Total number of portfolio holdings	60
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
EGR-SAR-INV
Invesco International Value Fund

Invesco International Value Fund
Class R6: AEGSX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about Invesco International Value Fund (the “Fund”) for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Value Fund (Class R6)	$46	0.86%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$929,808,431
Total number of portfolio holdings	60
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	4.54%
Samsung Electronics Co. Ltd.	4.22%
Banco Santander S.A.	3.30%
AIA Group Ltd.	3.15%
ORIX Corp.	2.89%
Banco Bilbao Vizcaya Argentaria S.A.	2.82%
Royal Bank of Canada	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.37%
ArcelorMittal S.A.	2.32%
Intesa Sanpaolo S.p.A.	2.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
EGR-SAR-R6
Invesco International Value Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Advantage International Fund
Nasdaq:
A: QMGAX ■ C: QMGCX ■ R: QMGRX ■ Y: QMGYX ■ R5: GMAGX ■ R6: QMGIX

2	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
22	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–78.46%
Australia–2.92%
AngloGold Ashanti PLC	1,111	$103,244
ANZ Group Holdings Ltd.	422	11,209
BHP Group Ltd.	15,678	620,525
CSL Ltd.	498	44,950
Fortescue Ltd.	8,740	125,970
Glencore PLC(a)	11,768	91,459
National Australia Bank Ltd.	422	12,207
Rio Tinto Ltd.	1,418	173,690
Rio Tinto PLC	2,300	231,694
Telstra Group Ltd.	8,280	31,800
Transurban Group	2,032	20,594
Wesfarmers Ltd.	2,108	111,982
Westpac Banking Corp.	460	12,869
		1,592,193
Belgium–0.50%
Anheuser-Busch InBev S.A./N.V.	1,687	127,472
KBC Group N.V.	307	40,861
UCB S.A.	384	104,560
		272,893
Brazil–2.55%
Ambev S.A.	19,100	55,968
Axia Energia S.A.	1,600	20,049
B3 S.A. - Brasil, Bolsa, Balcao	19,300	70,273
Banco Bradesco S.A., Preference Shares	36,000	140,458
Banco BTG Pactual S.A., Series CPO	7,800	93,471
Banco do Brasil S.A.	35,100	157,432
Banco Santander Brasil S.A., Series CPO	14,100	82,690
BB Seguridade Participacoes S.A.	2,300	15,736
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,648	31,114
Gerdau S.A., Preference Shares	15,600	71,230
Itau Unibanco Holding S.A., Preference Shares	10,874	94,844
Itausa S.A., Preference Shares	23,850	67,045
Localiza Rent a Car S.A.	3,100	28,741
Petroleo Brasileiro S.A., Preference Shares	10,800	107,045
PRIO S.A.(a)	800	10,729
Rede D’Or Sao Luiz S.A.(b)	1,400	10,848
Telefonica Brasil S.A.	5,000	39,632
TIM S.A.	8,200	42,641
Vale S.A.	14,300	234,435
WEG S.A.	1,400	12,683
		1,387,064
Chile–0.21%
Banco de Chile	78,391	14,695
Banco de Credito e Inversiones S.A.	154	10,406
Banco Santander Chile	100,278	8,018
Cencosud S.A.	3,182	8,045
Empresas COPEC S.A.	1,495	10,472
Shares		Value
Chile–(continued)
Enel Americas S.A.	230,110	$21,482
Falabella S.A.	1,648	9,982
LATAM Airlines Group S.A.	1,269,350	30,189
		113,289
China–10.85%
Agricultural Bank of China Ltd., H Shares	153,000	119,355
Akeso, Inc.(a)(b)	1,000	17,542
Alibaba Group Holding Ltd.	38,100	627,926
Aluminum Corp. of China Ltd., H Shares	18,000	26,362
Anhui Conch Cement Co. Ltd., H Shares	5,000	12,527
ANTA Sports Products Ltd.	1,800	18,857
Baidu, Inc., A Shares(a)	8,050	127,118
Bank of China Ltd., H Shares	462,000	300,004
Bank of Communications Co. Ltd., H Shares	78,000	71,345
Beijing Enterprises Holdings Ltd.	2,500	9,901
BOC Hong Kong (Holdings) Ltd.	9,000	51,770
BYD Co. Ltd., H Shares	4,200	55,869
Chagee Holdings Ltd., ADR	2,223	24,675
China CITIC Bank Corp. Ltd., H Shares	46,000	48,240
China Coal Energy Co. Ltd., H Shares	5,000	9,354
China Construction Bank Corp., H Shares	515,000	581,332
China Hongqiao Group Ltd.	58,000	245,517
China Life Insurance Co. Ltd., H Shares	31,000	114,361
China Merchants Bank Co. Ltd., H Shares	5,500	33,289
China Minsheng Banking Corp. Ltd., H Shares	34,000	15,516
China Overseas Land & Investment Ltd.	19,000	32,636
China Pacific Insurance (Group) Co. Ltd., H Shares	8,600	37,542
China Petroleum & Chemical Corp., H Shares	38,000	22,450
China Resources Land Ltd.	7,000	29,411
China Resources Power Holdings Co. Ltd.	6,000	14,796
China Shenhua Energy Co. Ltd., H Shares	3,500	21,742
China Taiping Insurance Holdings Co. Ltd.	3,800	10,864
China Tower Corp. Ltd., H Shares(b)	13,500	19,131
Chongqing Rural Commercial Bank Co. Ltd., H Shares	15,000	13,326
CITIC Ltd.	24,000	39,884
CMOC Group Ltd., H Shares	24,000	54,876
COSCO SHIPPING Holdings Co. Ltd., H Shares	9,000	16,565
CSPC Pharmaceutical Group Ltd.	36,640	39,922
ENN Energy Holdings Ltd.	2,000	15,679
Foshan Haitian Flavouring and Food Co. Ltd.	2,300	10,298
Full Truck Alliance Co. Ltd., ADR	1,227	10,614
Geely Automobile Holdings Ltd.	8,000	23,793
Great Wall Motor Co. Ltd.	7,500	11,344
Guangdong Investment Ltd.	10,000	10,467
Guotai Haitong Securities Co. Ltd., H Shares(b)	5,800	9,952
Haier Smart Home Co. Ltd., H Shares	8,400	23,725
Hansoh Pharmaceutical Group Co. Ltd.(b)	4,000	19,159
Huatai Securities Co. Ltd., H Shares(b)	4,200	8,715
Industrial & Commercial Bank of China Ltd., H Shares	388,000	349,569
Innovent Biologics, Inc.(a)(b)	6,000	70,065
J&T Global Express Ltd.(a)	6,800	8,515
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Shares		Value
China–(continued)
JD Health International, Inc.(a)(b)	1,950	$11,524
JD Logistics, Inc.(a)(b)	4,800	9,348
JD.com, Inc., A Shares	14,766	223,707
Jiangsu Expressway Co. Ltd., H Shares	10,000	13,606
Jiangxi Copper Co. Ltd., H Shares	6,000	28,515
Kanzhun Ltd., ADR	652	8,815
KE Holdings, Inc., ADR	1,303	22,320
Kingsoft Corp. Ltd.	2,800	8,271
Kuaishou Technology(b)	9,500	52,885
Kunlun Energy Co. Ltd.	12,000	11,548
Lenovo Group Ltd.	12,000	18,045
Li Auto, Inc., A Shares(a)	1,800	15,840
Li Ning Co. Ltd.	5,500	14,319
Longfor Group Holdings Ltd.(b)	9,000	9,319
Meituan, B Shares(a)(b)	12,900	138,793
Midea Group Co. Ltd.	6,500	75,112
NetEase, Inc.	5,100	119,387
New China Life Insurance Co. Ltd., H Shares	6,800	44,657
New Oriental Education & Technology Group, Inc.	2,400	13,096
NIO, Inc., ADR(a)	2,990	19,106
Nongfu Spring Co. Ltd., H Shares(b)	2,600	15,724
PDD Holdings, Inc., ADR(a)	3,757	375,249
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	15,000	10,263
PetroChina Co. Ltd., H Shares	66,000	101,806
PICC Property & Casualty Co. Ltd., H Shares	8,000	14,451
Ping An Insurance (Group) Co. of China Ltd., H Shares	11,500	93,473
Pop Mart International Group Ltd.(b)	3,000	61,061
Postal Savings Bank of China Co. Ltd., H Shares(b)	23,000	14,790
Shandong Gold Mining Co. Ltd., H Shares(b)	4,250	15,568
Shenzhou International Group Holdings Ltd.	1,600	9,753
Sino Biopharmaceutical Ltd.	71,000	49,421
Sinotruk Hong Kong Ltd.	2,000	9,837
SITC International Holdings Co. Ltd.	5,000	20,935
Tencent Holdings Ltd.	6,900	419,052
Tencent Music Entertainment Group, ADR	3,604	33,049
Trip.com Group Ltd.(a)	1,200	64,799
Vipshop Holdings Ltd., ADR	2,300	33,097
Want Want China Holdings Ltd.	37,000	20,894
Weichai Power Co. Ltd., H Shares	5,000	24,854
WuXi AppTec Co. Ltd., H Shares(b)	1,800	31,622
Wuxi Biologics (Cayman), Inc.(a)(b)	11,000	47,000
Xiaomi Corp., B Shares(a)(b)	5,400	20,262
Yum China Holdings, Inc.	230	11,143
Zijin Mining Group Co. Ltd., H Shares	18,000	83,592
ZTO Express (Cayman), Inc., ADR	1,342	34,342
		5,910,150
Colombia–0.14%
Grupo Cibest S.A., Preference Shares	4,293	73,696
Czech Republic–0.03%
CEZ A.S.	268	15,450
Denmark–0.65%
Danske Bank A/S	997	51,254
Shares		Value
Denmark–(continued)
Novo Nordisk A/S, Class B	7,129	$303,239
		354,493
Finland–0.54%
Nokia OYJ	10,542	133,952
Nordea Bank Abp	7,474	140,548
Sampo OYJ	1,725	17,925
		292,425
France–4.39%
Air Liquide S.A.	498	107,140
Airbus SE	536	110,501
AXA S.A.	1,495	72,067
BNP Paribas S.A.	4,599	482,994
Capgemini SE	230	27,972
Cie de Saint-Gobain S.A.	804	73,662
Cie Generale des Etablissements Michelin S.C.A.	1,227	44,449
Credit Agricole S.A.	2,568	50,159
Danone S.A.	536	41,995
ENGIE S.A.	4,562	150,375
Kering S.A.	191	52,547
Legrand S.A.	460	82,415
Orange S.A.	5,137	106,964
Pernod Ricard S.A.	345	25,648
Safran S.A.	728	233,770
Societe Generale S.A.	2,032	163,576
Thales S.A.	77	21,155
TotalEnergies SE	1,533	142,528
Veolia Environnement S.A.	498	21,060
Vinci S.A.	2,530	382,592
		2,393,569
Germany–4.53%
adidas AG	116	20,075
Allianz SE	230	105,048
BASF SE	613	39,316
Bayer AG	4,983	223,426
Bayerische Motoren Werke AG	230	21,048
Deutsche Bank AG	2,568	79,785
Deutsche Post AG	1,533	90,775
Deutsche Telekom AG	8,050	260,020
Dr. Ing. h.c. F. Porsche AG, Preference Shares(b)	191	9,275
E.ON SE	4,370	97,034
Henkel AG & Co. KGaA, Preference Shares	268	19,502
Infineon Technologies AG	1,073	72,165
Mercedes-Benz Group AG	2,339	136,341
Rheinmetall AG	116	184,998
RWE AG	2,415	175,842
Siemens AG	728	216,333
Siemens Energy AG, Class A	3,066	649,752
Siemens Healthineers AG(b)	384	15,746
Volkswagen AG, Preference Shares	536	54,355
		2,470,836
Greece–0.37%
Allwyn AG	1,111	15,866
Eurobank S.A.	21,696	94,400
Hellenic Telecommunications Organization S.A.	691	14,774
Metlen Energy & Metals PLC(a)	498	20,478
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Shares		Value
Greece–(continued)
National Bank of Greece S.A.	3,679	$58,306
		203,824
Hong Kong–1.20%
AIA Group Ltd.	20,600	226,162
CK Hutchison Holdings Ltd.	11,000	91,852
Hong Kong Exchanges & Clearing Ltd.	1,200	63,915
Prudential PLC	7,398	111,484
Sun Hung Kai Properties Ltd.	8,000	140,057
Techtronic Industries Co. Ltd.	1,500	21,750
		655,220
Hungary–0.22%
MOL Hungarian Oil & Gas PLC	1,150	15,360
OTP Bank Nyrt.	691	92,683
Richter Gedeon Nyrt	268	11,304
		119,347
Indonesia–0.36%
PT Astra International Tbk	139,800	48,432
PT Bank Central Asia Tbk	38,600	13,087
PT Bank Mandiri (Persero) Tbk	86,700	22,061
PT Bank Rakyat Indonesia (Persero) Tbk	55,500	9,601
PT Barito Pacific Tbk(a)	141,600	15,045
PT Kalbe Farma Tbk	168,500	8,447
PT Telkom Indonesia (Persero) Tbk	374,700	61,295
PT United Tractors Tbk	9,800	16,466
		194,434
Ireland–0.06%
Experian PLC	843	30,845
Italy–1.58%
Assicurazioni Generali S.p.A.	1,150	51,534
Enel S.p.A.	20,392	238,090
Eni S.p.A.	1,342	37,947
Ferrari N.V.	77	26,646
Intesa Sanpaolo S.p.A.	23,230	157,830
Poste Italiane S.p.A.(b)	1,035	27,473
UniCredit S.p.A.	4,179	322,963
		862,483
Japan–9.92%
AEON Co. Ltd.	6,600	63,594
Bridgestone Corp.	1,300	27,015
Canon, Inc.	1,800	46,308
Central Japan Railway Co.	2,500	59,976
Chugai Pharmaceutical Co. Ltd.	600	31,998
Dai-ichi Life Holdings, Inc.	4,900	44,863
Daiichi Sankyo Co. Ltd.	2,100	34,113
Daikin Industries Ltd.	100	14,129
Daiwa House Industry Co. Ltd.	500	15,255
Denso Corp.	4,100	48,987
Disco Corp.	100	47,578
East Japan Railway Co.	500	10,914
FANUC Corp.	1,100	48,590
Fast Retailing Co. Ltd.	100	47,074
FUJIFILM Holdings Corp.	500	9,202
Fujitsu Ltd.	2,200	44,157
Hitachi Ltd.	10,800	343,422
Honda Motor Co. Ltd.	7,000	56,801
Shares		Value
Japan–(continued)
Hoya Corp.	1,300	$242,767
ITOCHU Corp.	3,700	45,854
Japan Post Bank Co. Ltd.	2,700	46,333
Japan Post Holdings Co. Ltd.	10,800	125,248
Japan Tobacco, Inc.	800	29,804
KDDI Corp.	2,900	47,457
Komatsu Ltd.	2,100	89,918
LY Corp.	7,500	19,727
Mitsubishi Corp.	8,800	281,834
Mitsubishi Electric Corp.	8,000	321,048
Mitsubishi Estate Co. Ltd.	4,400	125,392
Mitsubishi Heavy Industries Ltd.	9,500	283,536
Mitsubishi UFJ Financial Group, Inc.	12,100	217,350
Mitsui & Co. Ltd.	4,400	165,202
Mitsui Fudosan Co. Ltd.	7,700	84,331
Mizuho Financial Group, Inc.	3,070	132,018
MS&AD Insurance Group Holdings, Inc.	1,400	36,000
Murata Manufacturing Co. Ltd.	1,800	59,696
Nidec Corp.(a)	1,300	20,025
Nintendo Co. Ltd.	500	24,459
NTT, Inc.	62,600	60,976
ORIX Corp.	2,400	80,776
Otsuka Holdings Co. Ltd.	1,400	102,035
Panasonic Holdings Corp.	4,400	90,006
Recruit Holdings Co. Ltd.	4,700	217,727
Renesas Electronics Corp.	1,900	38,423
Seven & i Holdings Co. Ltd.	7,900	94,239
Shin-Etsu Chemical Co. Ltd.	1,600	73,667
SoftBank Corp.	12,200	17,171
SoftBank Group Corp.	5,600	191,289
Sompo Holdings, Inc.	700	26,051
Sony Group Corp.	8,800	176,311
Sumitomo Corp.	2,600	96,674
Sumitomo Mitsui Financial Group, Inc.	5,600	197,731
Suzuki Motor Corp.	3,400	38,024
Takeda Pharmaceutical Co. Ltd.	1,938	64,793
Tokio Marine Holdings, Inc.	1,500	68,695
Tokyo Electron Ltd.	600	176,810
Toyota Motor Corp.	10,600	203,471
		5,406,844
Luxembourg–0.12%
ArcelorMittal S.A.	1,111	64,499
Malaysia–0.51%
Axiata Group Bhd.	23,300	13,797
Hong Leong Bank Bhd.	2,000	11,216
IHH Healthcare Bhd.	11,600	25,769
Malayan Banking Bhd.	7,100	19,828
MISC Bhd.	12,500	26,373
Petronas Chemicals Group Bhd.	8,100	12,090
Press Metal Aluminium Holdings Bhd.	7,000	15,213
Public Bank Bhd.	22,300	26,296
RHB Bank Bhd.	9,000	18,454
Telekom Malaysia Bhd.	26,400	49,783
Tenaga Nasional Bhd.	11,500	42,148
TIME dotCom Bhd.	9,600	14,605
		275,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Shares		Value
Mexico–1.14%
America Movil S.A.B. de C.V., Class B	118,600	$157,581
Arca Continental S.A.B. de C.V.	3,100	37,244
CEMEX S.A.B. de C.V., Series CPO	51,600	63,361
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO	7,500	88,638
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	305	9,295
Grupo Financiero Banorte S.A.B. de C.V., Class O	10,400	112,927
Grupo Financiero Inbursa S.A.B. de C.V., Class O	9,600	23,631
Grupo Mexico S.A.B. de C.V., Class B	3,600	39,403
Industrias Penoles S.A.B. de C.V.(a)	1,075	54,198
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	4,200	9,497
Wal-Mart de Mexico S.A.B. de C.V., Series V	7,373	23,244
		619,019
Netherlands–2.58%
ASML Holding N.V.	613	886,119
EXOR N.V.	154	12,080
Heineken Holding N.V.	268	19,044
Heineken N.V.	154	11,989
ING Groep N.V.	7,360	213,009
Koninklijke Ahold Delhaize N.V.	1,572	73,740
Koninklijke Philips N.V.	728	19,203
Prosus N.V.(a)	2,990	144,755
Wolters Kluwer N.V.	345	26,926
		1,406,865
Peru–0.11%
Credicorp Ltd.	191	61,916
Philippines–0.12%
International Container Terminal Services, Inc.	5,630	65,250
Poland–0.36%
Bank Polska Kasa Opieki S.A.	1,227	76,808
KGHM Polska Miedz S.A.(a)	154	12,936
Orange Polska S.A.	2,759	11,324
ORLEN S.A.	920	33,812
Powszechna Kasa Oszczednosci Bank Polski S.A.	959	25,122
Powszechny Zaklad Ubezpieczen S.A.	1,265	22,255
Santander Bank Polska S.A.	77	13,122
		195,379
Russia–0.00%
Sberbank of Russia PJSC(a)(c)	9,800	0
Tatneft PJSC(a)(c)	1,980	0
VTB Bank PJSC(a)(c)	1,943	0
		0
Singapore–0.43%
DBS Group Holdings Ltd.	1,600	73,777
Oversea-Chinese Banking Corp. Ltd.	2,900	50,032
Sea Ltd., ADR(a)	498	42,270
Singapore Telecommunications Ltd.	8,100	29,337
United Overseas Bank Ltd.	1,400	39,871
		235,287
Shares		Value
South Africa–1.13%
Absa Group Ltd.	1,994	$27,958
Anglo American PLC	1,495	73,980
Bid Corp. Ltd.	1,303	32,005
Capitec Bank Holdings Ltd.	154	39,978
FirstRand Ltd.	9,046	47,963
Gold Fields Ltd.	2,070	87,690
Harmony Gold Mining Co. Ltd.	1,916	30,204
Impala Platinum Holdings Ltd.	2,376	33,304
Naspers Ltd.	2,223	120,375
Nedbank Group Ltd.	1,955	31,214
Sanlam Ltd.	5,329	27,447
Shoprite Holdings Ltd.	1,380	23,267
Standard Bank Group Ltd.	1,572	30,295
Valterra Platinum Ltd.	116	9,424
		615,104
South Korea–4.37%
Hyundai Motor Co.	77	27,909
KB Financial Group, Inc.	154	16,864
Kia Corp.	154	15,884
Samsung Electronics Co. Ltd.	10,427	1,570,177
SK hynix, Inc.	843	751,760
		2,382,594
Spain–2.25%
Aena S.M.E. S.A.(b)	1,456	39,767
Amadeus IT Group S.A.	460	26,543
Banco Bilbao Vizcaya Argentaria S.A.	10,081	222,613
Banco Santander S.A.	39,291	479,441
CaixaBank S.A.	6,095	77,579
Cellnex Telecom S.A.(b)	460	15,485
Endesa S.A.	997	44,714
Iberdrola S.A.	12,688	297,460
Telefonica S.A.	5,213	23,524
		1,227,126
Sweden–0.69%
H & M Hennes & Mauritz AB, Class B	804	14,430
Investor AB, Class B	1,994	80,928
Sandvik AB	881	37,061
Skandinaviska Enskilda Banken AB, Class A	843	16,685
Spotify Technology S.A.(a)	77	34,384
Svenska Handelsbanken AB, Class A	1,840	26,146
Swedbank AB, Class A	1,610	56,912
Telefonaktiebolaget LM Ericsson, Class B	4,179	49,851
Volvo AB, Class B	1,763	61,453
		377,850
Switzerland–2.21%
ABB Ltd.	3,834	387,769
Chocoladefabriken Lindt & Spruengli AG, PC	5	61,331
Geberit AG	116	78,388
Kuehne + Nagel International AG, Class R	39	9,160
Lonza Group AG	39	23,978
Partners Group Holding AG	18	19,570
Roche Holding AG(a)	881	359,007
Swisscom AG	77	65,129
UBS Group AG(a)	3,297	145,898
Zurich Insurance Group AG	77	53,686
		1,203,916
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Shares		Value
Taiwan–10.37%
Accton Technology Corp.	1,000	$73,237
Advantech Co. Ltd.	2,000	22,871
ASE Technology Holding Co. Ltd., ADR	1,150	36,122
Asia Vital Components Co. Ltd.	2,000	183,107
Asustek Computer, Inc.	5,000	92,640
AUO Corp.	20,000	10,998
Catcher Technology Co. Ltd.	10,000	65,867
Chailease Holding Co. Ltd.	7,000	25,655
Chang Hwa Commercial Bank Ltd.	16,000	10,695
Cheng Shin Rubber Industry Co. Ltd.	15,000	14,843
China Steel Corp.	22,000	13,063
Chunghwa Telecom Co. Ltd., ADR	3,910	169,459
CTBC Financial Holding Co. Ltd.	6,000	9,924
Delta Electronics, Inc.	11,000	771,380
Evergreen Marine Corp. Taiwan Ltd.	14,800	94,678
Far Eastern New Century Corp.	43,000	35,102
Far EasTone Telecommunications Co. Ltd.	28,000	83,506
First Financial Holding Co. Ltd.	17,397	15,890
Hon Hai Precision Industry Co. Ltd.	60,000	423,901
Hua Nan Financial Holdings Co. Ltd.	13,992	14,195
KGI Financial Holding Co. Ltd.	70,000	47,708
Largan Precision Co. Ltd.	1,000	80,298
MediaTek, Inc.	7,000	584,371
Nan Ya Plastics Corp.	5,000	14,352
Nanya Technology Corp.(a)	11,000	77,873
Novatek Microelectronics Corp.	4,000	51,956
Pegatron Corp.	38,000	99,417
President Chain Store Corp.	2,000	14,137
Quanta Computer, Inc.	2,000	19,942
Realtek Semiconductor Corp.	3,000	51,217
SinoPac Financial Holdings Co. Ltd.	21,000	20,577
Synnex Technology International Corp.	10,000	26,214
Taiwan Cooperative Financial Holding Co. Ltd.	15,488	11,237
Taiwan High Speed Rail Corp.	21,000	17,571
Taiwan Mobile Co. Ltd.	28,000	98,587
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,677	1,852,373
TCC Group Holdings Co. Ltd.	49,000	38,018
TS Financial Holding Co. Ltd.	23,000	17,349
Unimicron Technology Corp.	1,000	28,403
Uni-President Enterprises Corp.	14,000	30,665
United Microelectronics Corp., ADR(d)	12,688	165,705
Wan Hai Lines Ltd.	11,000	25,912
Wistron Corp.	3,000	13,212
WPG Holdings Ltd.	6,000	19,226
Yageo Corp.	3,000	30,587
Yang Ming Marine Transport Corp.	30,000	46,741
		5,650,781
Turkey–0.36%
Akbank T.A.S.	11,347	18,377
Aselsan Elektronik Sanayi Ve Ticaret A.S.	3,679	34,258
BIM Birlesik Magazalar A.S.	1,150	18,893
Eregli Demir ve Celik Fabrikalari T.A.S.	32,429	25,223
Turk Hava Yollari AO	9,200	62,638
Turkiye Garanti Bankasi A.S.	3,028	8,965
Turkiye Is Bankasi A.S., Class C	89,507	28,416
		196,770
Shares		Value
United Kingdom–7.14%
3i Group PLC	1,111	$38,638
AstraZeneca PLC	804	152,537
BAE Systems PLC	7,436	206,821
Barclays PLC	39,482	232,072
British American Tobacco PLC	5,213	307,019
Coca-Cola Europacific Partners PLC	268	25,345
Compass Group PLC	1,227	34,671
Diageo PLC	2,147	43,411
GSK PLC	9,966	261,283
Haleon PLC	10,695	49,388
HSBC Holdings PLC	31,432	578,343
Imperial Brands PLC	1,418	53,873
Lloyds Banking Group PLC	134,548	182,891
National Grid PLC	3,986	71,352
NatWest Group PLC	23,919	190,775
Reckitt Benckiser Group PLC	1,035	65,856
RELX PLC	1,073	39,128
Rolls-Royce Holdings PLC	12,727	204,797
Shell PLC	16,406	745,928
SSE PLC	2,070	74,115
Standard Chartered PLC	3,220	81,997
Tesco PLC	14,298	93,667
Unilever PLC	1,188	69,278
Vodafone Group PLC	55,238	87,892
		3,891,077
United States–3.55%
A.P. Moller - Maersk A/S, Class B	39	92,595
Alcon AG	536	40,014
ARM Holdings PLC, ADR(a)	1,342	282,249
Atlassian Corp., Class A(a)	384	26,339
BP PLC	17,288	136,849
CRH PLC	415	49,144
Ferrovial N.V.	920	63,178
Holcim AG(a)	3,105	288,536
Novartis AG	4,754	702,592
Sanofi S.A.	1,763	164,975
Smurfit WestRock PLC	536	20,577
Sunbelt Rentals Holdings, Inc.	881	67,423
		1,934,471
Total Common Stocks & Other Equity Interests (Cost $30,945,173)		42,752,531
Preferred Stocks–0.01%
Multinational–0.01%
Viribus Re Ltd., Pfd.(c) (Cost $30,043)	29,303	3,580
Money Market Funds–21.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f)	4,023,080	4,023,080
Invesco Treasury Portfolio, Institutional Class, 3.55%(e)(f)	7,471,418	7,471,418
Total Money Market Funds (Cost $11,494,498)		11,494,498
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.56% (Cost $42,469,714)		54,250,609
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.30%
Invesco Private Government Fund, 3.63%(e)(f)(g)	45,369	$45,369
Invesco Private Prime Fund, 3.78%(e)(f)(g)	117,746	117,758
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $163,127)		163,127
TOTAL INVESTMENTS IN SECURITIES—99.86% (Cost $42,632,841)		54,413,736
OTHER ASSETS LESS LIABILITIES–0.14%		75,508
NET ASSETS–100.00%		$54,489,244
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
PC	– Participation Certificate
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $691,054, which represented 1.27% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)	All or a portion of this security was out on loan at April 30, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,539,565	$11,504,765	$(11,021,250)	$-	$-	$4,023,080	$69,760
Invesco Treasury Portfolio, Institutional Class	6,573,462	21,365,992	(20,468,036)	-	-	7,471,418	128,368
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	391,293	2,321,934	(2,667,858)	-	-	45,369	3,030*
Invesco Private Prime Fund	1,017,441	5,560,622	(6,460,162)	18	(161)	117,758	8,261*
Total	$11,521,761	$40,753,313	$(40,617,306)	$18	$(161)	$11,657,625	$209,419

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Currency Risk
Canadian Dollar	68	June-2026	$5,015,000	$(4,064)	$(4,064)
Equity Risk
S&P/TSX 60 Index	17	June-2026	4,966,526	231,556	231,556
Total Futures Contracts				$227,492	$227,492

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.200%	Monthly	903	July—2026	USD	903	$—	$6,836	$6,836
Equity Risk
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.200%	Monthly	80	May—2026	USD	80	—	(4,122)	(4,122)
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.200%	Monthly	105	May—2026	USD	105	—	(5,411)	(5,411)
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.200%	Monthly	172	May—2026	USD	172	—	(8,863)	(8,863)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.050%	Monthly	105	June—2026	USD	105	—	(5,411)	(5,411)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.100%	Monthly	1,505	July—2026	USD	1,505	—	(10,159)	(10,159)
Subtotal — Depreciation									—	(33,966)	(33,966)
Total — Total Return Swap Agreements									$—	$(27,130)	$(27,130)

(a) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
SOFR	—Secured Overnight Financing Rate
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $30,975,216)*	$42,756,111
Investments in affiliated money market funds, at value (Cost $11,657,625)	11,657,625
Other investments:
Variation margin receivable — futures contracts	131,073
Unrealized appreciation on swap agreements — OTC	6,836
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	342,918
Foreign currencies, at value (Cost $245,067)	245,499
Receivable for:
Investments sold	4,167
Fund shares sold	163,280
Dividends	222,296
Interest	397
Investment for trustee deferred compensation and retirement plans	29,065
Other assets	39,238
Total assets	55,598,505
Liabilities:
Other investments:
Swaps payable — OTC	14,010
Unrealized depreciation on swap agreements—OTC	33,966
Payable for:
Fund shares reacquired	764,670
Amount due to custodian	45,660
Collateral upon return of securities loaned	163,127
Accrued fees to affiliates	11,442
Accrued trustees’ and officers’ fees and benefits	1,476
Accrued other operating expenses	45,845
Trustee deferred compensation and retirement plans	29,065
Total liabilities	1,109,261
Net assets applicable to shares outstanding	$54,489,244
Net assets consist of:
Shares of beneficial interest	$39,443,360
Distributable earnings	15,045,884
$54,489,244
Net Assets:
Class A	$31,401,510
Class C	$4,171,057
Class R	$6,145,341
Class Y	$2,451,050
Class R5	$14,540
Class R6	$10,305,746
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	2,126,324
Class C	296,796
Class R	422,747
Class Y	163,562
Class R5	974
Class R6	685,944
Class A:
Net asset value per share	$14.77
Maximum offering price per share (Net asset value of $14.77 ÷ 94.50%)	$15.63
Class C:
Net asset value and offering price per share	$14.05
Class R:
Net asset value and offering price per share	$14.54
Class Y:
Net asset value and offering price per share	$14.99
Class R5:
Net asset value and offering price per share	$14.93
Class R6:
Net asset value and offering price per share	$15.02

*	At April 30, 2026, security with a value of $163,250 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Interest	$3,507
Dividends (net of foreign withholding taxes of $66,334)	613,940
Dividends from affiliated money market funds (includes net securities lending income of $1,560)	199,688
Foreign withholding tax claims	10,500
Total investment income	827,635
Expenses:
Advisory fees	158,639
Administrative services fees	4,162
Custodian fees	15,365
Distribution fees:
Class A	48,016
Class C	23,760
Class R	16,974
Transfer agent fees — A, C, R and Y	30,012
Transfer agent fees — R5	2
Transfer agent fees — R6	1,360
Trustees’ and officers’ fees and benefits	11,340
Registration and filing fees	47,348
Reports to shareholders	5,483
Professional services fees	34,506
Other	13,458
Total expenses	410,425
Less: Fees waived and/or expenses reimbursed	(23,553)
Net expenses	386,872
Net investment income	440,763
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	2,617,160
Affiliated investment securities	(161)
Foreign currencies	(7,387)
Forward foreign currency contracts	(5,070)
Futures contracts	454,445
Swap agreements	298,444
3,357,431
Change in net unrealized appreciation of:
Unaffiliated investment securities	2,829,250
Affiliated investment securities	18
Foreign currencies	4,206
Futures contracts	184,369
Swap agreements	19,118
3,036,961
Net realized and unrealized gain	6,394,392
Net increase in net assets resulting from operations	$6,835,155
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$440,763	$985,224
Net realized gain	3,357,431	3,411,024
Change in net unrealized appreciation	3,036,961	5,111,584
Net increase in net assets resulting from operations	6,835,155	9,507,832
Distributions to shareholders from distributable earnings:
Class A	(1,160,460)	(654,803)
Class C	(132,715)	(114,838)
Class R	(193,136)	(174,035)
Class Y	(113,317)	(51,376)
Class R5	(434)	(481)
Class R6	(289,244)	(326,197)
Total distributions from distributable earnings	(1,889,306)	(1,321,730)
Share transactions–net:
Class A	(5,872,843)	14,343,143
Class C	(984,229)	950,639
Class R	(514,968)	732,325
Class Y	(1,316,808)	1,955,791
Class R6	244,976	(179,686)
Net increase (decrease) in net assets resulting from share transactions	(8,443,872)	17,802,212
Net increase (decrease) in net assets	(3,498,023)	25,988,314
Net assets:
Beginning of period	57,987,267	31,998,953
End of period	$54,489,244	$57,987,267
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$13.51	$0.10	$1.59	$1.69	$(0.32)	$(0.11)	$(0.43)	$14.77	12.85%(d)	$31,402	1.17%(d)(e)	1.25%(d)(e)	1.39%(d)(e)	121%
Year ended 10/31/25	11.25	0.30	2.43	2.73	(0.47)	—	(0.47)	13.51	25.37 (d)	34,414	1.16 (d)	1.55 (d)	2.47 (d)	132
Year ended 10/31/24	10.25	0.31	1.23	1.54	(0.54)	—	(0.54)	11.25	15.61 (d)	15,506	1.06 (d)	1.95 (d)	2.88 (d)	156
Year ended 10/31/23	10.06	0.39	(0.20)	0.19	—	—	—	10.25	1.89 (d)	14,417	0.83 (d)	1.84 (d)	3.65 (d)	196
Year ended 10/31/22	13.37	0.32	(2.00)	(1.68)	(0.14)	(1.49)	(1.63)	10.06	(14.27)(d)	12,412	0.83 (d)	1.87 (d)	2.85 (d)	157
Year ended 10/31/21	10.83	0.25	2.30	2.55	—	(0.01)	(0.01)	13.37	23.54 (d)	12,502	0.87 (d)	2.27 (d)	1.89 (d)	141
Class C
Six months ended 04/30/26	12.85	0.04	1.51	1.55	(0.24)	(0.11)	(0.35)	14.05	12.39	4,171	1.92 (e)	2.01 (e)	0.64 (e)	121
Year ended 10/31/25	10.73	0.20	2.32	2.52	(0.40)	—	(0.40)	12.85	24.43	4,766	1.91	2.31	1.72	132
Year ended 10/31/24	9.78	0.22	1.18	1.40	(0.45)	—	(0.45)	10.73	14.79	3,104	1.81	2.72	2.13	156
Year ended 10/31/23	9.67	0.29	(0.18)	0.11	—	—	—	9.78	1.14	2,878	1.58	2.60	2.90	196
Year ended 10/31/22	12.90	0.23	(1.93)	(1.70)	(0.04)	(1.49)	(1.53)	9.67	(14.94)	2,920	1.58	2.64	2.10	157
Year ended 10/31/21	10.52	0.14	2.25	2.39	—	(0.01)	(0.01)	12.90	22.72	3,350	1.62	3.04	1.14	141
Class R
Six months ended 04/30/26	13.29	0.08	1.57	1.65	(0.29)	(0.11)	(0.40)	14.54	12.77	6,145	1.42 (e)	1.51 (e)	1.14 (e)	121
Year ended 10/31/25	11.08	0.26	2.40	2.66	(0.45)	—	(0.45)	13.29	25.00	6,079	1.41	1.81	2.22	132
Year ended 10/31/24	10.10	0.28	1.21	1.49	(0.51)	—	(0.51)	11.08	15.31	4,384	1.31	2.22	2.63	156
Year ended 10/31/23	9.94	0.36	(0.20)	0.16	—	—	—	10.10	1.61	4,071	1.08	2.10	3.40	196
Year ended 10/31/22	13.23	0.29	(1.98)	(1.69)	(0.11)	(1.49)	(1.60)	9.94	(14.53)	3,521	1.08	2.14	2.60	157
Year ended 10/31/21	10.74	0.21	2.29	2.50	—	(0.01)	(0.01)	13.23	23.27	4,360	1.12	2.54	1.64	141
Class Y
Six months ended 04/30/26	13.70	0.12	1.62	1.74	(0.34)	(0.11)	(0.45)	14.99	13.07	2,451	0.92 (e)	1.01 (e)	1.64 (e)	121
Year ended 10/31/25	11.41	0.34	2.45	2.79	(0.50)	—	(0.50)	13.70	25.55	3,532	0.91	1.31	2.72	132
Year ended 10/31/24	10.40	0.35	1.23	1.58	(0.57)	—	(0.57)	11.41	15.81	1,213	0.79	1.72	3.15	156
Year ended 10/31/23	10.17	0.42	(0.19)	0.23	—	—	—	10.40	2.26	1,586	0.58	1.60	3.90	196
Year ended 10/31/22	13.51	0.34	(2.01)	(1.67)	(0.18)	(1.49)	(1.67)	10.17	(14.12)	3,076	0.58	1.64	3.10	157
Year ended 10/31/21	10.91	0.28	2.33	2.61	—	(0.01)	(0.01)	13.51	23.92	1,178	0.62	2.04	2.14	141
Class R5
Six months ended 04/30/26	13.66	0.12	1.60	1.72	(0.34)	(0.11)	(0.45)	14.93	12.96	15	0.89 (e)	0.93 (e)	1.67 (e)	121
Year ended 10/31/25	11.36	0.33	2.46	2.79	(0.49)	—	(0.49)	13.66	25.72	13	0.91	1.20	2.72	132
Year ended 10/31/24	10.35	0.34	1.24	1.58	(0.57)	—	(0.57)	11.36	15.88	11	0.82	1.59	3.12	156
Year ended 10/31/23	10.14	0.42	(0.21)	0.21	—	—	—	10.35	2.07	10	0.58	1.42	3.90	196
Year ended 10/31/22	13.46	0.35	(2.00)	(1.65)	(0.18)	(1.49)	(1.67)	10.14	(14.02)	10	0.58	1.47	3.10	157
Year ended 10/31/21	10.88	0.28	2.31	2.59	—	(0.01)	(0.01)	13.46	23.80	13	0.62	1.85	2.14	141
Class R6
Six months ended 04/30/26	13.74	0.12	1.61	1.73	(0.34)	(0.11)	(0.45)	15.02	12.95	10,306	0.88 (e)	0.93 (e)	1.68 (e)	121
Year ended 10/31/25	11.43	0.33	2.47	2.80	(0.49)	—	(0.49)	13.74	25.66	9,182	0.91	1.20	2.72	132
Year ended 10/31/24	10.41	0.35	1.24	1.59	(0.57)	—	(0.57)	11.43	15.89	7,780	0.82	1.59	3.12	156
Year ended 10/31/23	10.19	0.42	(0.20)	0.22	—	—	—	10.41	2.16	6,724	0.58	1.42	3.90	196
Year ended 10/31/22	13.53	0.35	(2.02)	(1.67)	(0.18)	(1.49)	(1.67)	10.19	(14.10)	1	0.58	1.47	3.10	157
Year ended 10/31/21	10.93	0.28	2.33	2.61	—	(0.01)	(0.01)	13.53	23.88	2	0.62	1.85	2.14	141

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24%, 0.24%, 0.23%, 0.24%,
0.23% and 0.23% for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Advantage International Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Advantage International Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for

Invesco Advantage International Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2026, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown

Invesco Advantage International Fund

as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin

Invesco Advantage International Fund

payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
O.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net

Invesco Advantage International Fund

liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2026, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
P.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.490%
Next $500 million	0.470%
Next $4.0 billion	0.440%
Over $5.0 billion	0.420%
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.49%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective March 1, 2026, the Adviser has contractually agreed, through at least February 28, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.95%, 1.45%, 0.95%, 0.84% and 0.84%, respectively, of the Fund’s average daily net assets (the "expense limits"). Prior to March 1, 2026, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.18%, 1.93%, 1.43%, 0.93%, 0.93% and 0.93%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $5,463 and reimbursed class level expenses of $11,607, $1,633, $2,341, $1,238, $2 and $1,269 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the

Invesco Advantage International Fund

Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $9,662 in front-end sales commissions from the sale of Class A shares and $0 and $(94) from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$1,592,193	$—	$1,592,193
Belgium	—	272,893	—	272,893
Brazil	1,387,064	—	—	1,387,064
Chile	113,289	—	—	113,289
China	572,410	5,337,740	—	5,910,150
Colombia	73,696	—	—	73,696
Czech Republic	—	15,450	—	15,450
Denmark	—	354,493	—	354,493
Finland	—	292,425	—	292,425
France	—	2,393,569	—	2,393,569
Germany	—	2,470,836	—	2,470,836
Greece	—	203,824	—	203,824
Hong Kong	—	655,220	—	655,220
Hungary	—	119,347	—	119,347
Indonesia	—	194,434	—	194,434
Ireland	—	30,845	—	30,845
Italy	—	862,483	—	862,483
Japan	—	5,406,844	—	5,406,844
Luxembourg	—	64,499	—	64,499
Malaysia	—	275,572	—	275,572
Mexico	619,019	—	—	619,019
Multinational	—	—	3,580	3,580
Netherlands	—	1,406,865	—	1,406,865

Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total
Peru	$61,916	$—	$—	$61,916
Philippines	—	65,250	—	65,250
Poland	—	195,379	—	195,379
Russia	—	—	0	0
Singapore	42,270	193,017	—	235,287
South Africa	—	615,104	—	615,104
South Korea	—	2,382,594	—	2,382,594
Spain	—	1,227,126	—	1,227,126
Sweden	34,384	343,466	—	377,850
Switzerland	—	1,203,916	—	1,203,916
Taiwan	2,223,659	3,427,122	—	5,650,781
Turkey	—	196,770	—	196,770
United Kingdom	25,345	3,865,732	—	3,891,077
United States	445,732	1,488,739	—	1,934,471
Money Market Funds	11,494,498	163,127	—	11,657,625
Total Investments in Securities	17,093,282	37,316,874	3,580	54,413,736
Other Investments - Assets*
Futures Contracts	231,556	—	—	231,556
Swap Agreements	—	6,836	—	6,836
	231,556	6,836	—	238,392
Other Investments - Liabilities*
Futures Contracts	(4,064)	—	—	(4,064)
Swap Agreements	—	(33,966)	—	(33,966)
	(4,064)	(33,966)	—	(38,030)
Total Other Investments	227,492	(27,130)	—	200,362
Total Investments	$17,320,774	$37,289,744	$3,580	$54,614,098

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
Value
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$231,556
Unrealized appreciation on swap agreements — OTC	6,836
Total Derivative Assets	238,392
Derivatives not subject to master netting agreements	(231,556)
Total Derivative Assets subject to master netting agreements	$6,836

Value
Derivative Liabilities	Currency Risk	Equity Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(4,064)	$—	$(4,064)
Unrealized depreciation on swap agreements — OTC	—	(33,966)	(33,966)
Total Derivative Liabilities	(4,064)	(33,966)	(38,030)
Derivatives not subject to master netting agreements	4,064	—	4,064
Total Derivative Liabilities subject to master netting agreements	$—	$(33,966)	$(33,966)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Invesco Advantage International Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Citibank, N.A.	$6,836	$(20,411)	$(13,575)	$—	$—	$(13,575)
Goldman Sachs International	—	(27,565)	(27,565)	—	—	(27,565)
Total	$6,836	$(47,976)	$(41,140)	$—	$—	$(41,140)
Effect of Derivative Investments for the six months ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(5,070)	$-	$(5,070)
Futures contracts	45,631	408,814	454,445
Swap agreements	-	298,444	298,444
Change in Net Unrealized Appreciation:
Futures contracts	55,705	128,664	184,369
Swap agreements	-	19,118	19,118
Total	$96,266	$855,040	$951,306
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$477,022	$10,692,666	$5,561,504

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $63,012,770 and $72,979,083, respectively. As of April 30, 2026, the aggregate cost of investments,

Invesco Advantage International Fund

including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$11,804,892
Aggregate unrealized (depreciation) of investments	(480,480)
Net unrealized appreciation of investments	$11,324,412
Cost of investments for tax purposes is $43,289,686.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,116,128	$15,594,655	1,510,335	$18,501,109
Class C	62,377	834,118	175,852	2,040,769
Class R	112,245	1,532,508	131,098	1,565,737
Class Y	71,515	1,006,717	181,460	2,318,767
Class R6	51,275	723,308	60,635	714,881
Issued as reinvestment of dividends:
Class A	85,726	1,129,864	59,821	642,475
Class C	10,343	130,116	10,919	112,356
Class R	14,798	192,229	16,418	174,035
Class Y	7,483	99,978	3,238	35,233
Class R6	21,565	288,976	29,899	325,900
Automatic conversion of Class C shares to Class A shares:
Class A	30,991	439,697	20,296	251,263
Class C	(32,524)	(439,697)	(21,288)	(251,263)
Reacquired:
Class A	(1,654,382)	(23,037,059)	(421,109)	(5,051,704)
Class C	(114,307)	(1,508,766)	(83,806)	(951,223)
Class R	(161,584)	(2,239,705)	(85,838)	(1,007,447)
Class Y	(173,191)	(2,423,503)	(33,319)	(398,209)
Class R6	(55,356)	(767,308)	(102,830)	(1,220,467)
Net increase (decrease) in share activity	(606,898)	$(8,443,872)	1,451,781	$17,802,212

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event
At a meeting held March 9-11, 2026, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on March 26, 2026. The Fund will be liquidated on or about June 11, 2026.

Invesco Advantage International Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Advantage International Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
O-GLMAG-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Asia Pacific Equity Fund
Nasdaq:
A: ASIAX ■ C: ASICX ■ R: ASQRX ■ Y: ASIYX ■ R6: ASISX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.65%
Australia–9.60%
CSL Ltd.	73,033	$6,591,999
Dyno Nobel Ltd.	2,152,450	5,110,991
Mineral Resources Ltd.(a)	77,637	3,654,398
Orora Ltd.	2,512,240	2,398,466
QBE Insurance Group Ltd.	286,192	4,635,699
Rio Tinto PLC	51,541	5,192,059
Woodside Energy Group Ltd.	636,768	15,223,620
Worley Ltd.	204,322	1,750,268
		44,557,500
China–26.30%
Alibaba Group Holding Ltd.	473,300	7,800,462
Anhui Conch Cement Co. Ltd., H Shares	1,387,000	3,475,046
China Oilfield Services Ltd., H Shares	2,294,000	2,769,847
China Resources Beer (Holdings) Co. Ltd.	2,259,000	7,783,846
ENN Energy Holdings Ltd.	415,447	3,256,818
Full Truck Alliance Co. Ltd., ADR	823,939	7,127,072
Gree Electric Appliances, Inc. of Zhuhai	387,700	2,275,860
H World Group Ltd., ADR	191,915	9,910,491
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	2,514,409	10,115,557
JD.com, Inc., A Shares	389,700	5,904,003
NetEase, Inc.	528,500	12,371,750
NetEase, Inc., ADR	21,202	2,491,447
New Oriental Education & Technology Group, Inc., ADR(b)	137,251	7,506,257
Tencent Holdings Ltd.	353,100	21,444,552
Tencent Music Entertainment Group, ADR	557,690	5,114,017
Tingyi Cayman Islands Holding Corp.	1,488,881	2,297,259
Vipshop Holdings Ltd., ADR	376,235	5,414,022
Wuliangye Yibin Co. Ltd., A Shares	347,038	4,936,855
		121,995,161
Hong Kong–7.49%
AIA Group Ltd.	1,138,800	12,502,615
CK Asset Holdings Ltd.	1,384,000	8,718,162
CK Hutchison Holdings Ltd.	913,500	7,627,895
Jardine Matheson Holdings Ltd.	86,646	5,906,856
		34,755,528
India–5.43%
HDFC Bank Ltd.	523,395	4,280,885
HDFC Bank Ltd., ADR	419,138	10,650,296
ICICI Bank Ltd., ADR	229,196	6,094,322
Shriram Finance Ltd.	419,476	4,171,941
		25,197,444
Indonesia–4.40%
PT Astra International Tbk	22,837,932	7,911,947
PT Bank Negara Indonesia (Persero) Tbk	12,753,890	2,747,939
PT Bank Rakyat Indonesia (Persero) Tbk	31,414,700	5,434,572
PT Indocement Tunggal Prakarsa Tbk	3,907,600	1,176,424
Shares		Value
Indonesia–(continued)
PT Telkom Indonesia (Persero) Tbk	19,063,958	$3,118,538
		20,389,420
Macau–0.43%
Sands China Ltd.	945,846	1,984,530
Singapore–5.00%
Grab Holdings Ltd., Class A(a)(b)	1,528,765	5,839,882
Sea Ltd., ADR(a)	54,398	4,617,302
United Overseas Bank Ltd.	446,900	12,727,292
		23,184,476
South Africa–2.20%
Anglo American PLC	206,345	10,210,967
South Korea–11.03%
Hyundai Mobis Co. Ltd.	19,424	5,617,788
LG Chem Ltd.	7,854	2,127,201
LG H&H Co. Ltd.	15,670	2,700,863
Samsung E&A Co. Ltd.	65,602	2,375,906
Samsung Electronics Co. Ltd.	208,565	31,407,300
Samsung Fire & Marine Insurance Co. Ltd.	22,226	6,940,858
		51,169,916
Taiwan–17.21%
Hon Hai Precision Industry Co. Ltd.	1,411,000	9,968,742
Largan Precision Co. Ltd.	131,000	10,519,016
MediaTek, Inc.	126,000	10,518,683
Taiwan Semiconductor Manufacturing Co. Ltd.	703,464	48,835,771
		79,842,212
Thailand–4.03%
Bangkok Bank PCL, Foreign Shares	725,700	3,620,769
Kasikornbank PCL, Foreign Shares	2,528,877	15,055,462
		18,676,231
United States–1.53%
Cognizant Technology Solutions Corp., Class A	55,638	2,943,250
EPAM Systems, Inc.(a)	36,698	4,175,499
		7,118,749
Total Common Stocks & Other Equity Interests (Cost $325,056,891)		439,082,134
Preferred Stocks–3.30%
South Korea–3.30%
Samsung Electronics Co. Ltd., Preference Shares (Cost $5,449,271)	142,028	15,329,633
Money Market Funds–1.64%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d)	2,654,050	2,654,050
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Asia Pacific Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.55%(c)(d)	4,928,955	$4,928,955
Total Money Market Funds (Cost $7,583,005)		7,583,005
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.59% (Cost $338,089,167)		461,994,772
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.82%
Invesco Private Government Fund, 3.63%(c)(d)(e)	2,347,384	2,347,384
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.78%(c)(d)(e)	6,099,573	$6,100,183
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,447,711)		8,447,567
TOTAL INVESTMENTS IN SECURITIES—101.41% (Cost $346,536,878)		470,442,339
OTHER ASSETS LESS LIABILITIES–(1.41)%		(6,542,041)
NET ASSETS–100.00%		$463,900,298
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,701,442	$26,681,823	$(26,729,215)	$-	$-	$2,654,050	$66,635
Invesco Treasury Portfolio, Institutional Class	5,017,005	49,551,957	(49,640,007)	-	-	4,928,955	122,648
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,237,300	25,107,452	(25,997,368)	-	-	2,347,384	75,668*
Invesco Private Prime Fund	8,392,457	59,444,698	(61,734,763)	315	(2,524)	6,100,183	204,854*
Total	$19,348,204	$160,785,930	$(164,101,353)	$315	$(2,524)	$16,030,572	$469,805

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Asia Pacific Equity Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $330,506,162)*	$454,411,767
Investments in affiliated money market funds, at value (Cost $16,030,716)	16,030,572
Foreign currencies, at value (Cost $1,402,884)	1,398,353
Receivable for:
Investments sold	1,475,311
Fund shares sold	206,691
Dividends	1,874,633
Investment for trustee deferred compensation and retirement plans	187,711
Other assets	61,033
Total assets	475,646,071
Liabilities:
Payable for:
Investments purchased	1,898,709
Fund shares reacquired	299,062
Accrued foreign taxes	571,519
Collateral upon return of securities loaned	8,447,711
Accrued fees to affiliates	264,385
Accrued trustees’ and officers’ fees and benefits	1,651
Accrued other operating expenses	33,603
Trustee deferred compensation and retirement plans	229,133
Total liabilities	11,745,773
Net assets applicable to shares outstanding	$463,900,298
Net assets consist of:
Shares of beneficial interest	$330,611,371
Distributable earnings	133,288,927
$463,900,298
Net Assets:
Class A	$368,973,633
Class C	$6,209,332
Class R	$983,424
Class Y	$71,113,019
Class R6	$16,620,890
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	12,274,590
Class C	246,424
Class R	32,769
Class Y	2,360,228
Class R6	553,690
Class A:
Net asset value per share	$30.06
Maximum offering price per share (Net asset value of $30.06 ÷ 94.50%)	$31.81
Class C:
Net asset value and offering price per share	$25.20
Class R:
Net asset value and offering price per share	$30.01
Class Y:
Net asset value and offering price per share	$30.13
Class R6:
Net asset value and offering price per share	$30.02

*	At April 30, 2026, securities with an aggregate value of $8,419,000 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Asia Pacific Equity Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $556,202)	$5,517,867
Dividends from affiliated money market funds (includes net securities lending income of $12,863)	202,146
Total investment income	5,720,013
Expenses:
Advisory fees	1,988,812
Administrative services fees	31,578
Custodian fees	42,819
Distribution fees:
Class A	448,385
Class C	30,070
Class R	2,192
Transfer agent fees — A, C, R and Y	407,568
Transfer agent fees — R6	2,374
Trustees’ and officers’ fees and benefits	12,802
Registration and filing fees	48,229
Reports to shareholders	29,766
Professional services fees	43,986
Other	7,025
Total expenses	3,095,606
Less: Fees waived and/or expenses reimbursed	(5,084)
Net expenses	3,090,522
Net investment income	2,629,491
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $236,199)	38,083,338
Affiliated investment securities	(2,524)
Foreign currencies	(18,797)
38,062,017
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $812)	4,020,058
Affiliated investment securities	315
Foreign currencies	(19,232)
4,001,141
Net realized and unrealized gain	42,063,158
Net increase in net assets resulting from operations	$44,692,649
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Asia Pacific Equity Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$2,629,491	$3,761,508
Net realized gain	38,062,017	87,244,458
Change in net unrealized appreciation (depreciation)	4,001,141	(15,010,728)
Net increase in net assets resulting from operations	44,692,649	75,995,238
Distributions to shareholders from distributable earnings:
Class A	(63,282,642)	(22,892,437)
Class C	(1,292,169)	(423,404)
Class R	(148,922)	—
Class Y	(13,686,560)	(6,697,136)
Class R6	(2,968,706)	(1,013,582)
Total distributions from distributable earnings	(81,378,999)	(31,026,559)
Share transactions–net:
Class A	39,115,189	23,558,143
Class C	375,711	757,668
Class R	198,157	702,959
Class Y	(5,593,720)	(7,723,285)
Class R6	1,645,284	1,992,658
Net increase in net assets resulting from share transactions	35,740,621	19,288,143
Net increase (decrease) in net assets	(945,729)	64,256,822
Net assets:
Beginning of period	464,846,027	400,589,205
End of period	$463,900,298	$464,846,027
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Asia Pacific Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$33.27	$0.16	$2.60	$2.76	$(0.23)	$(5.74)	$(5.97)	$30.06	10.20%	$368,974	1.39%(d)	1.39%(d)	1.11%(d)	17%
Year ended 10/31/25	30.38	0.25	5.01	5.26	(0.14)	(2.23)	(2.37)	33.27	18.82	358,145	1.42	1.42	0.85	102
Year ended 10/31/24	25.87	0.15	5.13	5.28	(0.26)	(0.51)	(0.77)	30.38	20.85	299,433	1.51	1.51	0.53	15
Year ended 10/31/23	25.07	0.24	2.56	2.80	(0.16)	(1.84)	(2.00)	25.87	10.66	293,668	1.44	1.45	0.87	16
Year ended 10/31/22	36.69	0.17	(9.22)	(9.05)	(0.07)	(2.50)	(2.57)	25.07	(26.39)	295,255	1.45	1.45	0.53	13
Year ended 10/31/21	36.20	0.07	3.23	3.30	(0.10)	(2.71)	(2.81)	36.69	8.97	447,947	1.38	1.38	0.17	15
Class C
Six months ended 04/30/26	28.75	0.05	2.18	2.23	(0.04)	(5.74)	(5.78)	25.20	9.85 (e)	6,209	2.08 (d)(e)	2.08 (d)(e)	0.42 (d)(e)	17
Year ended 10/31/25	26.62	0.03	4.33	4.36	—	(2.23)	(2.23)	28.75	17.92 (e)	6,525	2.14 (e)	2.14 (e)	0.13 (e)	102
Year ended 10/31/24	22.67	(0.05)	4.51	4.46	—	(0.51)	(0.51)	26.62	19.97	5,167	2.26	2.26	(0.22)	15
Year ended 10/31/23	22.19	0.03	2.29	2.32	—	(1.84)	(1.84)	22.67	9.85	6,022	2.19	2.20	0.12	16
Year ended 10/31/22	32.94	(0.06)	(8.19)	(8.25)	—	(2.50)	(2.50)	22.19	(26.94)	8,847	2.20	2.20	(0.22)	13
Year ended 10/31/21	32.90	(0.20)	2.95	2.75	—	(2.71)	(2.71)	32.94	8.16	15,631	2.13	2.13	(0.58)	15
Class R
Six months ended 04/30/26	33.20	0.13	2.59	2.72	(0.17)	(5.74)	(5.91)	30.01	10.05	983	1.64 (d)	1.64 (d)	0.86 (d)	17
Period ended 10/31/25(f)	27.68	0.12	5.40	5.52	—	—	—	33.20	19.94	846	1.66 (d)	1.67 (d)	0.61 (d)	102
Class Y
Six months ended 04/30/26	33.37	0.20	2.60	2.80	(0.30)	(5.74)	(6.04)	30.13	10.34	71,113	1.14 (d)	1.14 (d)	1.36 (d)	17
Year ended 10/31/25	30.47	0.32	5.03	5.35	(0.22)	(2.23)	(2.45)	33.37	19.11	82,976	1.17	1.17	1.10	102
Year ended 10/31/24	25.95	0.22	5.15	5.37	(0.34)	(0.51)	(0.85)	30.47	21.17	83,411	1.26	1.26	0.78	15
Year ended 10/31/23	25.15	0.32	2.57	2.89	(0.25)	(1.84)	(2.09)	25.95	10.94	102,149	1.19	1.20	1.12	16
Year ended 10/31/22	36.83	0.24	(9.25)	(9.01)	(0.17)	(2.50)	(2.67)	25.15	(26.24)	122,929	1.20	1.20	0.78	13
Year ended 10/31/21	36.31	0.16	3.25	3.41	(0.18)	(2.71)	(2.89)	36.83	9.28	167,045	1.13	1.13	0.42	15
Class R6
Six months ended 04/30/26	33.30	0.23	2.59	2.82	(0.36)	(5.74)	(6.10)	30.02	10.43	16,621	0.99 (d)	0.99 (d)	1.51 (d)	17
Year ended 10/31/25	30.43	0.37	5.01	5.38	(0.28)	(2.23)	(2.51)	33.30	19.29	16,354	1.00	1.00	1.27	102
Year ended 10/31/24	25.92	0.27	5.14	5.41	(0.39)	(0.51)	(0.90)	30.43	21.39	12,578	1.07	1.07	0.97	15
Year ended 10/31/23	25.13	0.36	2.57	2.93	(0.30)	(1.84)	(2.14)	25.92	11.13	21,349	1.03	1.04	1.28	16
Year ended 10/31/22	36.83	0.31	(9.28)	(8.97)	(0.23)	(2.50)	(2.73)	25.13	(26.16)	20,088	1.03	1.03	0.95	13
Year ended 10/31/21	36.32	0.22	3.25	3.47	(0.25)	(2.71)	(2.96)	36.83	9.44	92,813	0.97	0.97	0.58	15

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2025, the portfolio turnover calculation excludes the value of securities purchased of $21,600,251 and sold of $28,765,638 in the effort to realign the Fund’s portfolio holdings after the reorganization of
Invesco Greater China Fund into the Fund.

(d)	Annualized.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.94% and 0.97% for the six months ended April 30, 2026 and the year ended October 31, 2025, respectively.

(f)	Commencement date of February 24, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Asia Pacific Equity Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Asia Pacific Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco Asia Pacific Equity Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower
9
Invesco Asia Pacific Equity Fund

to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
Investing in a single-country or region mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries or regions.
10
Invesco Asia Pacific Equity Fund

Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; lack of publicly available information; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.
The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. In addition, export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The current political climate has intensified concerns about a potential trade war between China and the U.S., as each country has recently imposed tariffs on the other country’s products. Further, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by the Fund.
Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $1 billion	0.870%
Next $1 billion	0.820%
Next $49 billion	0.770%
Amount over $51 billion	0.760%
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.87%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $5,084.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
11
Invesco Asia Pacific Equity Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $17,889 in front-end sales commissions from the sale of Class A shares and $114 and $57 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $134 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$44,557,500	$—	$44,557,500
China	37,563,306	84,431,855	—	121,995,161
Hong Kong	—	34,755,528	—	34,755,528
India	16,744,618	8,452,826	—	25,197,444
Indonesia	—	20,389,420	—	20,389,420
Macau	—	1,984,530	—	1,984,530
Singapore	10,457,184	12,727,292	—	23,184,476
South Africa	—	10,210,967	—	10,210,967
South Korea	—	66,499,549	—	66,499,549
Taiwan	—	79,842,212	—	79,842,212
Thailand	—	18,676,231	—	18,676,231
United States	7,118,749	—	—	7,118,749
Money Market Funds	7,583,005	8,447,567	—	16,030,572
Total Investments	$79,466,862	$390,975,477	$—	$470,442,339
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
12
Invesco Asia Pacific Equity Fund

The Fund had a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$20,131,543	$9,361,131	$29,492,674
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $76,351,880 and $122,719,443, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$146,036,908
Aggregate unrealized (depreciation) of investments	(23,644,268)
Net unrealized appreciation of investments	$122,392,640
Cost of investments for tax purposes is $348,049,699.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	357,702	$10,694,163	415,924	$11,949,443
Class C	14,127	348,719	22,839	573,332
Class R	4,547	136,875	10,171	285,296
Class Y	172,338	5,090,281	532,824	15,078,518
Class R6	60,789	1,859,112	176,304	4,904,723
Issued as reinvestment of dividends:
Class A	2,143,413	58,279,385	762,899	21,330,663
Class C	54,916	1,254,842	16,347	397,549
Class R	5,481	148,922	-	-
Class Y	373,450	10,169,031	174,115	4,873,439
Class R6	93,694	2,540,037	32,566	908,254
Automatic conversion of Class C shares to Class A shares:
Class A	16,650	489,182	27,208	780,813
Class C	(19,776)	(489,182)	(31,360)	(780,813)
Issued in connection with acquisitions:(b)
Class A	-	-	1,743,808	48,271,407
Class C	-	-	80,590	1,937,690
Class R	-	-	26,413	731,114
Class Y	-	-	128,979	3,575,068
Class R6	-	-	9,833	271,663
13
Invesco Asia Pacific Equity Fund

Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(1,008,933)	$(30,347,541)	(2,039,920)	$(58,774,183)
Class C	(29,773)	(738,668)	(55,606)	(1,370,090)
Class R	(2,752)	(87,640)	(11,091)	(313,451)
Class Y	(672,189)	(20,853,032)	(1,086,574)	(31,250,310)
Class R6	(91,917)	(2,753,865)	(140,995)	(4,091,982)
Net increase in share activity	1,471,767	$35,740,621	795,274	$19,288,143

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)
After the close of business on February 21, 2025, the Fund acquired all the net assets of Invesco Greater China Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on September 12, 2024. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 1,989,623 shares of the Fund for 2,946,978 shares outstanding of the Target Fund as of the close of business on February 21, 2025. Shares of the Target Fund were exchanged for the like class of shares of the
Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, February 21, 2025. The Target Fund’s net assets as of the close of business on February 21, 2025 of $54,786,942, including $12,512,147 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $379,083,522 and $433,870,464 immediately after the acquisition.

The pro forma results of operations for the year ended October 31, 2025 assuming the reorganization had been completed on November 1, 2024, the beginning of the annual reporting period are as follows:

Net investment income	$3,656,447
Net realized/unrealized gains	75,178,338
Change in net assets resulting from operations	$78,834,785
   As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since February 22, 2025.
14
Invesco Asia Pacific Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco Asia Pacific Equity Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
APG-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco EQV International Equity Fund
Nasdaq:
A: AIIEX ■ C: AIECX ■ R: AIERX ■ Y: AIIYX ■ R5: AIEVX ■ R6: IGFRX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
15	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.01%
Australia–3.66%
Aristocrat Leisure Ltd.	353,877	$12,175,305
BHP Group Ltd.	387,678	15,344,041
Brambles Ltd.	959,209	15,701,243
Glencore PLC(a)	3,134,349	24,359,626
		67,580,215
Belgium–1.67%
Anheuser-Busch InBev S.A./N.V.	408,953	30,901,132
Brazil–0.99%
MercadoLibre, Inc.(a)	5,257	9,423,856
TOTVS S.A.	1,393,076	8,963,084
		18,386,940
Canada–5.62%
Bank of Montreal(b)	146,811	22,355,348
Bombardier, Inc., Class B(a)	92,131	19,577,202
Canadian Natural Resources Ltd.	303,494	14,487,099
RB Global, Inc.	201,918	21,096,332
Royal Bank of Canada(b)	146,729	26,390,372
		103,906,353
China–7.03%
Airtac International Group	319,000	14,894,082
Alibaba Group Holding Ltd.	751,200	12,380,534
Contemporary Amperex Technology Co. Ltd., A Shares	430,500	27,634,356
Full Truck Alliance Co. Ltd., ADR	1,166,526	10,090,450
Kanzhun Ltd., ADR	878,961	11,883,553
Shenzhen Inovance Technology Co. Ltd., A Shares	1,642,130	16,552,437
Tencent Holdings Ltd.	367,700	22,331,243
Trip.com Group Ltd.(a)	261,650	14,128,829
		129,895,484
Denmark–1.36%
DSV A/S	56,171	13,814,684
Novo Nordisk A/S, Class B	266,210	11,323,491
		25,138,175
France–10.25%
Air Liquide S.A.	56,324	12,117,554
Airbus SE	151,003	31,130,681
BNP Paribas S.A.	264,552	27,783,633
Danone S.A.	217,732	17,058,872
Legrand S.A.	263,358	47,184,120
LVMH Moet Hennessy Louis Vuitton SE	32,791	17,517,255
Schneider Electric SE	51,854	16,500,396
TotalEnergies SE	216,555	20,133,884
		189,426,395
Germany–3.39%
Allianz SE	29,905	13,658,581
Deutsche Telekom AG	411,576	13,294,167
Fresenius SE & Co. KGaA	517,172	25,046,411
Shares		Value
Germany–(continued)
Heidelberg Materials AG	48,064	$10,604,990
		62,604,149
Hong Kong–2.60%
AIA Group Ltd.	2,621,800	28,784,121
Techtronic Industries Co. Ltd.	1,333,500	19,335,346
		48,119,467
India–3.29%
ICICI Bank Ltd., ADR	958,583	25,488,720
Reliance Industries Ltd.	1,426,762	21,638,834
SBI Life Insurance Co. Ltd.(c)	711,912	13,672,771
		60,800,325
Indonesia–1.45%
PT Bank Central Asia Tbk, ADR	3,186,599	26,863,030
Israel–1.50%
Teva Pharmaceutical Industries Ltd., ADR(a)	790,924	27,737,705
Italy–1.00%
FinecoBank Banca Fineco S.p.A.	745,207	18,500,224
Japan–10.72%
Hoya Corp.	116,000	21,662,272
Keyence Corp.	109,500	50,223,919
Panasonic Holdings Corp.	1,419,700	29,041,108
Recruit Holdings Co. Ltd.	263,900	12,225,158
SMC Corp.	63,800	31,373,108
Sony Group Corp.	993,400	19,903,095
Tokyo Electron Ltd.	51,500	15,176,155
Yokohama Financial Group, Inc.	1,965,400	18,656,753
		198,261,568
Netherlands–3.47%
ASM International N.V.	41,315	40,417,455
ASML Holding N.V.	16,469	23,806,691
		64,224,146
Singapore–0.49%
United Overseas Bank Ltd.	315,866	8,995,567
South Africa–0.76%
Anglo American PLC	283,884	14,047,978
South Korea–6.06%
KB Financial Group, Inc.	302,926	33,171,944
KT&G Corp.	191,754	23,118,206
Samsung Electronics Co. Ltd.	296,217	44,606,602
SK hynix, Inc.	12,458	11,109,646
		112,006,398
Spain–0.90%
Bankinter S.A.(b)	999,183	16,627,477
Sweden–2.99%
Investor AB, Class B	1,359,867	55,190,966
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco EQV International Equity Fund

Shares		Value
Switzerland–2.87%
Cie Financiere Richemont S.A.	127,104	$24,393,452
Philip Morris International, Inc.	173,836	28,695,109
		53,088,561
Taiwan–8.14%
E Ink Holdings, Inc.	4,250,000	18,701,143
MediaTek, Inc.	275,000	22,957,444
Taiwan Semiconductor Manufacturing Co. Ltd.	1,567,887	108,845,614
		150,504,201
Thailand–0.64%
Bangkok Dusit Medical Services PCL, Foreign Shares	21,099,100	11,849,229
United Kingdom–12.88%
AstraZeneca PLC	183,231	34,762,990
BAE Systems PLC	1,585,442	44,096,764
Barclays PLC	5,068,738	29,793,590
National Grid PLC(b)	1,807,966	32,363,632
RELX PLC	726,434	26,490,381
Shell PLC	544,487	24,756,065
Tesco PLC	3,673,147	24,062,952
Weir Group PLC (The)	599,735	21,737,587
		238,063,961
United States–4.28%
Broadcom, Inc.	93,970	39,225,897
ICON PLC(a)	155,434	18,392,505
Shares		Value
United States–(continued)
Oracle Corp.	132,840	$21,439,048
		79,057,450
Total Common Stocks & Other Equity Interests (Cost $1,264,559,533)		1,811,777,096
Money Market Funds–1.75%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	11,300,279	11,300,279
Invesco Treasury Portfolio, Institutional Class, 3.55%(d)(e)	20,952,168	20,952,168
Total Money Market Funds (Cost $32,252,447)		32,252,447
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.76% (Cost $1,296,811,980)		1,844,029,543
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.65%
Invesco Private Government Fund, 3.63%(d)(e)(f)	34,167,201	34,167,201
Invesco Private Prime Fund, 3.78%(d)(e)(f)	88,713,250	88,722,122
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $122,889,330)		122,889,323
TOTAL INVESTMENTS IN SECURITIES—106.41% (Cost $1,419,701,310)		1,966,918,866
OTHER ASSETS LESS LIABILITIES–(6.41)%		(118,441,229)
NET ASSETS–100.00%		$1,848,477,637
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2026 represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,811,307	$112,585,331	$(116,096,359)	$-	$-	$11,300,279	$189,380
Invesco Treasury Portfolio, Institutional Class	27,472,650	209,087,042	(215,607,524)	-	-	20,952,168	347,860
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,191,312	135,701,561	(128,725,672)	-	-	34,167,201	214,057*
Invesco Private Prime Fund	70,763,993	208,627,223	(190,664,872)	159	(4,381)	88,722,122	590,692*
Total	$140,239,262	$666,001,157	$(651,094,427)	$159	$(4,381)	$155,141,770	$1,341,989

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco EQV International Equity Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,264,559,533)*	$1,811,777,096
Investments in affiliated money market funds, at value (Cost $155,141,777)	155,141,770
Foreign currencies, at value (Cost $1,163,978)	1,167,500
Receivable for:
Investments sold	11,259,873
Fund shares sold	377,534
Dividends	9,105,097
Investment for trustee deferred compensation and retirement plans	836,106
Other assets	90,117
Total assets	1,989,755,093
Liabilities:
Payable for:
Investments purchased	12,061,440
Fund shares reacquired	2,106,545
Accrued foreign taxes	244,558
Collateral upon return of securities loaned	122,889,330
Accrued fees to affiliates	947,864
Accrued trustees’ and officers’ fees and benefits	5,619
Accrued other operating expenses	157,057
IRS closing agreement fees for foreign withholding tax claims	1,972,445
Trustee deferred compensation and retirement plans	892,598
Total liabilities	141,277,456
Net assets applicable to shares outstanding	$1,848,477,637
Net assets consist of:
Shares of beneficial interest	$1,132,697,052
Distributable earnings	715,780,585
$1,848,477,637
Net Assets:
Class A	$1,010,059,888
Class C	$12,211,575
Class R	$57,209,217
Class Y	$227,678,464
Class R5	$84,313,960
Class R6	$457,004,533
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	46,001,128
Class C	695,094
Class R	2,691,056
Class Y	10,303,302
Class R5	3,687,519
Class R6	20,104,947
Class A:
Net asset value per share	$21.96
Maximum offering price per share (Net asset value of $21.96 ÷ 94.50%)	$23.24
Class C:
Net asset value and offering price per share	$17.57
Class R:
Net asset value and offering price per share	$21.26
Class Y:
Net asset value and offering price per share	$22.10
Class R5:
Net asset value and offering price per share	$22.86
Class R6:
Net asset value and offering price per share	$22.73

*	At April 30, 2026, securities with an aggregate value of $74,532,093 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco EQV International Equity Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $2)	$384,309
Dividends (net of foreign withholding taxes of $1,527,020)	12,371,081
Dividends from affiliated money market funds (includes net securities lending income of $78,696)	615,936
Foreign withholding tax claims	1,058,096
Total investment income	14,429,422
Expenses:
Advisory fees	7,408,281
Administrative services fees	137,181
Custodian fees	100,290
Distribution fees:
Class A	1,241,219
Class C	63,783
Class R	139,006
Transfer agent fees — A, C, R and Y	1,213,993
Transfer agent fees — R5	41,575
Transfer agent fees — R6	117,222
Trustees’ and officers’ fees and benefits	(5,227)
Registration and filing fees	56,297
Reports to shareholders	138,324
Professional services fees	51,504
Other	27,073
Total expenses	10,730,521
Less: Fees waived and/or expenses reimbursed	(11,709)
Net expenses	10,718,812
Net investment income	3,710,610
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $645,427)	243,479,304
Affiliated investment securities	(4,381)
Foreign currencies	(352,036)
243,122,887
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $1,148,361)	(137,437,233)
Affiliated investment securities	159
Foreign currencies	180,595
(137,256,479)
Net realized and unrealized gain	105,866,408
Net increase in net assets resulting from operations	$109,577,018
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco EQV International Equity Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$3,710,610	$25,647,298
Net realized gain	243,122,887	313,673,677
Change in net unrealized appreciation (depreciation)	(137,256,479)	(86,516,975)
Net increase in net assets resulting from operations	109,577,018	252,804,000
Distributions to shareholders from distributable earnings:
Class A	(154,864,577)	(70,412,621)
Class C	(2,386,768)	(1,251,344)
Class R	(8,602,378)	(3,664,945)
Class Y	(38,195,516)	(21,656,637)
Class R5	(13,073,052)	(7,388,727)
Class R6	(72,187,891)	(73,133,601)
Total distributions from distributable earnings	(289,310,182)	(177,507,875)
Share transactions–net:
Class A	79,437,686	(58,165,027)
Class C	110,043	(3,816,606)
Class R	6,591,256	(679,716)
Class Y	392,340	(81,678,262)
Class R5	3,764,652	(22,707,964)
Class R6	(295,431,894)	(291,498,390)
Net increase (decrease) in net assets resulting from share transactions	(205,135,917)	(458,545,965)
Net increase (decrease) in net assets	(384,869,081)	(383,249,840)
Net assets:
Beginning of period	2,233,346,718	2,616,596,558
End of period	$1,848,477,637	$2,233,346,718
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco EQV International Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$24.34	$0.03	$1.33	$1.36	$(0.46)	$(3.28)	$(3.74)	$21.96	6.47%	$1,010,060	1.28%(d)	1.28%(d)	0.25%(d)	30%
Year ended 10/31/25	23.55	0.20	2.20	2.40	(0.60)	(1.01)	(1.61)	24.34	10.97	1,022,983	1.27	1.27	0.85	50
Year ended 10/31/24	20.26	0.23	3.41	3.64	(0.14)	(0.21)	(0.35)	23.55	18.12	1,046,661	1.28	1.28	0.96	28
Year ended 10/31/23	20.15	0.14	2.32	2.46	—	(2.35)	(2.35)	20.26	12.52	992,449	1.34	1.34	0.67	32
Year ended 10/31/22	33.82	0.19	(6.92)	(6.73)	(0.55)	(6.39)	(6.94)	20.15	(24.90)	866,495	1.35	1.35	0.80	39
Year ended 10/31/21	31.34	0.05	6.54	6.59	(0.30)	(3.81)	(4.11)	33.82	21.99	1,338,896	1.32	1.32	0.14	25
Class C
Six months ended 04/30/26	20.12	(0.04)	1.06	1.02	(0.29)	(3.28)	(3.57)	17.57	6.05	12,212	2.03 (d)	2.03 (d)	(0.50)(d)	30
Year ended 10/31/25	19.73	0.02	1.83	1.85	(0.45)	(1.01)	(1.46)	20.12	10.18	13,743	2.02	2.02	0.10	50
Year ended 10/31/24	17.05	0.04	2.88	2.92	(0.03)	(0.21)	(0.24)	19.73	17.23	17,446	2.03	2.03	0.21	28
Year ended 10/31/23	17.42	(0.01)	1.99	1.98	—	(2.35)	(2.35)	17.05	11.63	19,287	2.09	2.09	(0.08)	32
Year ended 10/31/22	30.08	0.01	(6.01)	(6.00)	(0.27)	(6.39)	(6.66)	17.42	(25.45)	14,712	2.10	2.10	0.05	39
Year ended 10/31/21	28.22	(0.19)	5.88	5.69	(0.02)	(3.81)	(3.83)	30.08	21.09	27,874	2.07	2.07	(0.61)	25
Class R
Six months ended 04/30/26	23.66	0.00	1.28	1.28	(0.40)	(3.28)	(3.68)	21.26	6.30	57,209	1.53 (d)	1.53 (d)	0.00 (d)	30
Year ended 10/31/25	22.93	0.14	2.15	2.29	(0.55)	(1.01)	(1.56)	23.66	10.75	55,761	1.52	1.52	0.60	50
Year ended 10/31/24	19.75	0.16	3.33	3.49	(0.10)	(0.21)	(0.31)	22.93	17.82	54,539	1.53	1.53	0.71	28
Year ended 10/31/23	19.75	0.09	2.26	2.35	—	(2.35)	(2.35)	19.75	12.19	51,541	1.59	1.59	0.42	32
Year ended 10/31/22	33.25	0.13	(6.79)	(6.66)	(0.45)	(6.39)	(6.84)	19.75	(25.06)	29,868	1.60	1.60	0.55	39
Year ended 10/31/21	30.87	(0.04)	6.44	6.40	(0.21)	(3.81)	(4.02)	33.25	21.66	44,016	1.57	1.57	(0.11)	25
Class Y
Six months ended 04/30/26	24.51	0.06	1.33	1.39	(0.52)	(3.28)	(3.80)	22.10	6.59	227,678	1.03 (d)	1.03 (d)	0.50 (d)	30
Year ended 10/31/25	23.69	0.26	2.22	2.48	(0.65)	(1.01)	(1.66)	24.51	11.29	250,398	1.02	1.02	1.10	50
Year ended 10/31/24	20.38	0.29	3.43	3.72	(0.20)	(0.21)	(0.41)	23.69	18.42	326,843	1.03	1.03	1.21	28
Year ended 10/31/23	20.24	0.20	2.31	2.51	(0.02)	(2.35)	(2.37)	20.38	12.74	344,435	1.09	1.09	0.92	32
Year ended 10/31/22	33.96	0.26	(6.95)	(6.69)	(0.64)	(6.39)	(7.03)	20.24	(24.71)	350,174	1.10	1.10	1.05	39
Year ended 10/31/21	31.46	0.13	6.56	6.69	(0.38)	(3.81)	(4.19)	33.96	22.30	738,512	1.07	1.07	0.39	25
Class R5
Six months ended 04/30/26	25.24	0.07	1.37	1.44	(0.54)	(3.28)	(3.82)	22.86	6.61	84,314	0.94 (d)	0.94 (d)	0.59 (d)	30
Year ended 10/31/25	24.35	0.28	2.29	2.57	(0.67)	(1.01)	(1.68)	25.24	11.37	88,279	0.93	0.93	1.19	50
Year ended 10/31/24	20.94	0.31	3.54	3.85	(0.23)	(0.21)	(0.44)	24.35	18.53	108,657	0.94	0.94	1.30	28
Year ended 10/31/23	20.74	0.23	2.37	2.60	(0.05)	(2.35)	(2.40)	20.94	12.86	103,658	0.99	0.99	1.02	32
Year ended 10/31/22	34.62	0.29	(7.11)	(6.82)	(0.67)	(6.39)	(7.06)	20.74	(24.63)	102,737	1.02	1.02	1.13	39
Year ended 10/31/21	32.02	0.16	6.67	6.83	(0.42)	(3.81)	(4.23)	34.62	22.35	392,893	0.99	0.99	0.47	25
Class R6
Six months ended 04/30/26	25.14	0.07	1.36	1.43	(0.56)	(3.28)	(3.84)	22.73	6.58	457,005	0.89 (d)	0.89 (d)	0.64 (d)	30
Year ended 10/31/25	24.26	0.30	2.28	2.58	(0.69)	(1.01)	(1.70)	25.14	11.44	802,182	0.86	0.86	1.26	50
Year ended 10/31/24	20.86	0.33	3.52	3.85	(0.24)	(0.21)	(0.45)	24.26	18.63	1,062,449	0.87	0.87	1.37	28
Year ended 10/31/23	20.68	0.24	2.36	2.60	(0.07)	(2.35)	(2.42)	20.86	12.92	1,046,696	0.93	0.93	1.08	32
Year ended 10/31/22	34.56	0.30	(7.09)	(6.79)	(0.70)	(6.39)	(7.09)	20.68	(24.59)	450,115	0.95	0.95	1.20	39
Year ended 10/31/21	31.97	0.19	6.66	6.85	(0.45)	(3.81)	(4.26)	34.56	22.48	794,749	0.91	0.91	0.55	25

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year months ended October 31, 2023, the portfolio turnover calculation excludes the value of securities purchased of $679,923,194 in connection with the acquisition of Invesco International Equity Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco EQV International Equity Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco EQV International Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco EQV International Equity Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2026, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
9
Invesco EQV International Equity Fund

J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser $1,368 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S.
10
Invesco EQV International Equity Fund

dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.850%
Next $250 million	0.825%
Next $500 million	0.785%
Next $1.5 billion	0.760%
Next $2.5 billion	0.720%
Over $5 billion	0.690%
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.79%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Effective March 1, 2026, the Adviser has contractually agreed, through at least February 28, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.30%, 2.05%, 1.55%, 1.05%, 0.96% and 0.89%, respectively, of the Fund’s average daily net assets (the "expense limits"). Prior to March 1, 2026, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.30%, 2.05%, 1.55%, 1.05%, 1.05% and 1.05%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $11,709.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the
11
Invesco EQV International Equity Fund

shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $53,140 in front-end sales commissions from the sale of Class A shares and $3,689 and $387 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $500 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$67,580,215	$—	$67,580,215
Belgium	—	30,901,132	—	30,901,132
Brazil	18,386,940	—	—	18,386,940
Canada	103,906,353	—	—	103,906,353
China	21,974,003	107,921,481	—	129,895,484
Denmark	—	25,138,175	—	25,138,175
France	—	189,426,395	—	189,426,395
Germany	—	62,604,149	—	62,604,149
Hong Kong	—	48,119,467	—	48,119,467
India	25,488,720	35,311,605	—	60,800,325
Indonesia	26,863,030	—	—	26,863,030
Israel	27,737,705	—	—	27,737,705
Italy	—	18,500,224	—	18,500,224
Japan	—	198,261,568	—	198,261,568
Netherlands	—	64,224,146	—	64,224,146
Singapore	—	8,995,567	—	8,995,567
South Africa	—	14,047,978	—	14,047,978
South Korea	—	112,006,398	—	112,006,398
Spain	—	16,627,477	—	16,627,477
Sweden	—	55,190,966	—	55,190,966
Switzerland	28,695,109	24,393,452	—	53,088,561
Taiwan	—	150,504,201	—	150,504,201
Thailand	—	11,849,229	—	11,849,229
United Kingdom	—	238,063,961	—	238,063,961
United States	79,057,450	—	—	79,057,450
Money Market Funds	32,252,447	122,889,323	—	155,141,770
Total Investments	$364,361,757	$1,602,557,109	$—	$1,966,918,866
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
12
Invesco EQV International Equity Fund

NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $554,917,245 and $1,039,636,544, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$537,915,161
Aggregate unrealized (depreciation) of investments	(68,718,616)
Net unrealized appreciation of investments	$469,196,545
Cost of investments for tax purposes is $1,497,722,321.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,224,777	$26,550,029	2,496,754	$57,065,857
Class C	61,659	1,074,713	114,236	2,170,535
Class R	171,167	3,593,477	316,744	7,035,306
Class Y	954,299	20,477,599	1,371,505	31,040,050
Class R5	263,426	5,951,826	813,518	19,283,812
Class R6	1,282,704	28,190,430	5,476,251	128,357,976
Issued as reinvestment of dividends:
Class A	6,913,695	143,735,729	2,980,985	65,343,195
Class C	139,186	2,321,626	65,934	1,202,640
Class R	426,842	8,600,861	171,584	3,663,312
Class Y	1,117,156	23,348,569	687,806	15,145,494
Class R5	569,684	12,316,566	301,321	6,827,928
Class R6	3,185,647	68,491,405	3,168,506	71,449,812
Automatic conversion of Class C shares to Class A shares:
Class A	60,565	1,317,841	155,835	3,559,756
Class C	(75,142)	(1,317,841)	(187,728)	(3,559,756)
13
Invesco EQV International Equity Fund

Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(4,221,571)	$(92,165,913)	(8,057,141)	$(184,133,835)
Class C	(113,735)	(1,968,455)	(193,466)	(3,630,025)
Class R	(264,152)	(5,603,082)	(509,383)	(11,378,334)
Class Y	(1,984,632)	(43,433,828)	(5,636,696)	(127,863,806)
Class R5	(643,037)	(14,503,740)	(2,079,420)	(48,819,704)
Class R6	(16,277,791)	(392,113,729)	(20,530,362)	(491,306,178)
Net increase (decrease) in share activity	(7,209,253)	$(205,135,917)	(19,073,217)	$(458,545,965)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 7% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
14
Invesco EQV International Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
15
Invesco EQV International Equity Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
IGR-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Global Focus Fund
Nasdaq:
A: GLVAX ■ C: GLVCX ■ R: GLVNX ■ Y: GLVYX ■ R5: GFFDX ■ R6: GLVIX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.70%
Apparel Retail–1.31%
TJX Cos., Inc. (The)	45,833	$7,184,324
Apparel, Accessories & Luxury Goods–1.80%
Hermes International S.C.A. (France)	5,165	9,881,167
Application Software–1.89%
Cadence Design Systems, Inc.(b)	11,472	3,781,056
Intuit, Inc.	16,908	6,568,758
		10,349,814
Broadline Retail–9.05%
Amazon.com, Inc.(b)	151,331	40,111,795
JD.com, Inc., ADR (China)(c)	139,224	4,221,272
MercadoLibre, Inc. (Brazil)(b)	2,989	5,358,171
		49,691,238
Financial Exchanges & Data–1.68%
S&P Global, Inc.	21,366	9,213,660
Health Care Equipment–5.46%
Boston Scientific Corp.(b)	94,541	5,446,507
IDEXX Laboratories, Inc.(b)	12,928	7,250,022
Intuitive Surgical, Inc.(b)	5,325	2,436,773
Stryker Corp.	47,073	14,834,115
		29,967,417
Hotels, Resorts & Cruise Lines–1.03%
Booking Holdings, Inc.	33,675	5,669,523
Industrial Gases–1.05%
Linde PLC	11,550	5,788,167
Interactive Media & Services–21.50%
Alphabet, Inc., Class A	177,139	68,163,087
Meta Platforms, Inc., Class A	52,969	32,412,261
Tencent Holdings Ltd. (China)	286,800	17,418,005
		117,993,353
Internet Services & Infrastructure–1.63%
Shopify, Inc., Class A (Canada)(b)	73,798	8,939,152
Life Sciences Tools & Services–5.68%
Lonza Group AG (Switzerland)	22,314	13,719,114
Thermo Fisher Scientific, Inc.	36,444	17,455,218
		31,174,332
Movies & Entertainment–1.54%
Netflix, Inc.(b)	62,451	5,846,038
Spotify Technology S.A. (Sweden)(b)	5,855	2,614,550
		8,460,588
Pharmaceuticals–3.77%
Eli Lilly and Co.	17,209	16,083,531
Shares		Value
Pharmaceuticals–(continued)
Galderma Group AG, Class A (Switzerland)(b)	22,062	$4,628,461
		20,711,992
Semiconductor Materials & Equipment–5.57%
BE Semiconductor Industries N.V. (Netherlands)	28,657	8,382,589
Lam Research Corp.	86,049	22,188,595
		30,571,184
Semiconductors–23.34%
ARM Holdings PLC, ADR(b)(c)	78,428	16,494,977
Broadcom, Inc.	72,293	30,177,267
Marvell Technology, Inc.	83,999	13,872,435
Micron Technology, Inc.	13,221	6,837,372
NVIDIA Corp.	116,837	23,317,160
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	539,000	37,418,377
		128,117,588
Systems Software–4.61%
CrowdStrike Holdings, Inc., Class A(b)	32,848	14,641,996
Microsoft Corp.	13,683	5,579,654
ServiceNow, Inc.(b)	57,791	5,103,523
		25,325,173
Technology Hardware, Storage & Peripherals–0.40%
Apple, Inc.	8,023	2,177,041
Transaction & Payment Processing Services–8.39%
Adyen N.V. (Netherlands)(b)(d)	5,645	6,370,130
Mastercard, Inc., Class A	42,195	21,220,709
Visa, Inc., Class A	55,884	18,432,779
		46,023,618
Total Common Stocks & Other Equity Interests (Cost $271,222,383)		547,239,331
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $271,222,383)		547,239,331
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.93%
Invesco Private Government Fund, 3.63%(e)(f)(g)	4,470,211	4,470,211
Invesco Private Prime Fund, 3.78%(e)(f)(g)	11,610,545	11,611,706
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,082,846)		16,081,917
TOTAL INVESTMENTS IN SECURITIES–102.63% (Cost $287,305,229)		563,321,248
OTHER ASSETS LESS LIABILITIES—(2.63)%		(14,443,057)
NET ASSETS–100.00%		$548,878,191
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Global Focus Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2026 represented 1.16% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio	$434,934	$12,034,290	$(12,469,224)	$-	$-	$-	$8,768
Invesco Treasury Portfolio, Institutional Class	807,736	22,349,393	(23,157,129)	-	-	-	16,138
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,652,862	34,866,134	(32,048,785)	-	-	4,470,211	40,407*
Invesco Private Prime Fund	4,300,005	78,985,772	(71,671,577)	(889)	(1,605)	11,611,706	106,504*
Total	$7,195,537	$148,235,589	$(139,346,715)	$(889)	$(1,605)	$16,081,917	$171,817

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Global Focus Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $271,222,383)*	$547,239,331
Investments in affiliated money market funds, at value (Cost $16,082,846)	16,081,917
Foreign currencies, at value (Cost $88,630)	88,896
Receivable for:
Investments sold	3,063,761
Fund shares sold	69,444
Dividends	258,351
Foreign withholding tax claims	64,393
Investment for trustee deferred compensation and retirement plans	44,953
Other assets	43,782
Total assets	566,954,828
Liabilities:
Payable for:
Fund shares reacquired	187,377
Amount due to custodian	1,482,020
Collateral upon return of securities loaned	16,082,846
Accrued fees to affiliates	235,203
Accrued trustees’ and officers’ fees and benefits	1,750
Accrued other operating expenses	42,488
Trustee deferred compensation and retirement plans	44,953
Total liabilities	18,076,637
Net assets applicable to shares outstanding	$548,878,191
Net assets consist of:
Shares of beneficial interest	$241,664,778
Distributable earnings	307,213,413
$548,878,191
Net Assets:
Class A	$306,800,739
Class C	$16,726,363
Class R	$34,163,862
Class Y	$145,175,571
Class R5	$12,154
Class R6	$45,999,502
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	3,824,272
Class C	247,047
Class R	450,808
Class Y	1,722,028
Class R5	147
Class R6	531,381
Class A:
Net asset value per share	$80.22
Maximum offering price per share (Net asset value of $80.22 ÷ 94.50%)	$84.89
Class C:
Net asset value and offering price per share	$67.71
Class R:
Net asset value and offering price per share	$75.78
Class Y:
Net asset value and offering price per share	$84.31
Class R5:
Net asset value and offering price per share	$82.68
Class R6:
Net asset value and offering price per share	$86.57

*	At April 30, 2026, securities with an aggregate value of $16,402,436 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Global Focus Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $60,646)	$1,325,345
Dividends from affiliated money market funds (includes net securities lending income of $6,933)	31,839
Foreign withholding tax claims	64,393
Total investment income	1,421,577
Expenses:
Advisory fees	2,146,288
Administrative services fees	39,161
Custodian fees	6,150
Distribution fees:
Class A	375,016
Class C	93,094
Class R	83,479
Transfer agent fees — A, C, R and Y	365,144
Transfer agent fees — R5	2
Transfer agent fees — R6	7,513
Trustees’ and officers’ fees and benefits	13,350
Registration and filing fees	48,504
Reports to shareholders	20,365
Professional services fees	28,107
Other	8,145
Total expenses	3,234,318
Less: Fees waived and/or expenses reimbursed	(737)
Net expenses	3,233,581
Net investment income (loss)	(1,812,004)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	37,930,334
Affiliated investment securities	(1,605)
Foreign currencies	(1,924)
37,926,805
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(38,472,332)
Affiliated investment securities	(889)
Foreign currencies	7,889
(38,465,332)
Net realized and unrealized gain (loss)	(538,527)
Net increase (decrease) in net assets resulting from operations	$(2,350,531)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Global Focus Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income (loss)	$(1,812,004)	$(3,542,384)
Net realized gain	37,926,805	71,467,669
Change in net unrealized appreciation (depreciation)	(38,465,332)	41,977,578
Net increase (decrease) in net assets resulting from operations	(2,350,531)	109,902,863
Distributions to shareholders from distributable earnings:
Class A	(36,650,884)	(4,892,748)
Class C	(2,704,835)	(438,616)
Class R	(4,205,747)	(534,818)
Class Y	(17,158,452)	(2,433,654)
Class R5	(1,487)	(194)
Class R6	(5,278,343)	(609,122)
Total distributions from distributable earnings	(65,999,748)	(8,909,152)
Share transactions–net:
Class A	14,038,313	(29,948,693)
Class C	(1,689,600)	(6,590,616)
Class R	2,153,809	(1,098,131)
Class Y	238,270	(25,203,667)
Class R5	—	(495)
Class R6	744,756	5,520,538
Net increase (decrease) in net assets resulting from share transactions	15,485,548	(57,321,064)
Net increase (decrease) in net assets	(52,864,731)	43,672,647
Net assets:
Beginning of period	601,742,922	558,070,275
End of period	$548,878,191	$601,742,922
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Global Focus Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$90.75	$(0.28)	$(0.11)	$(0.39)	$(10.14)	$80.22	(0.07)%	$306,801	1.24%(d)	1.24%(d)	(0.72)%(d)	9%
Year ended 10/31/25	76.11	(0.55)	16.43	15.88	(1.24)	90.75	21.05	330,593	1.23	1.23	(0.68)	17
Year ended 10/31/24	55.79	(0.51)	20.83	20.32	—	76.11	36.42	305,448	1.25	1.25	(0.71)	13
Year ended 10/31/23	45.11	(0.48)	11.16	10.68	—	55.79	23.68	247,965	1.28	1.28	(0.86)	9
Year ended 10/31/22	85.76	(0.51)(e)	(37.02)	(37.53)	(3.12)	45.11	(45.25)	206,115	1.23	1.23	(0.85)(e)	25
Year ended 10/31/21	72.26	(0.84)	17.88	17.04	(3.54)	85.76	24.30 (f)	414,186	1.18 (f)	1.18 (f)	(1.03)(f)	24
Class C
Six months ended 04/30/26	78.49	(0.49)	(0.15)	(0.64)	(10.14)	67.71	(0.43)	16,726	1.99 (d)	1.99 (d)	(1.47)(d)	9
Year ended 10/31/25	66.48	(1.01)	14.26	13.25	(1.24)	78.49	20.13	21,435	1.98	1.98	(1.43)	17
Year ended 10/31/24	49.10	(0.92)	18.30	17.38	—	66.48	35.40	24,515	2.00	2.00	(1.46)	13
Year ended 10/31/23	40.00	(0.80)	9.90	9.10	—	49.10	22.75	23,898	2.03	2.03	(1.61)	9
Year ended 10/31/22	77.00	(0.89)(e)	(32.99)	(33.88)	(3.12)	40.00	(45.66)	22,964	1.98	1.98	(1.60)(e)	25
Year ended 10/31/21	65.69	(1.31)	16.16	14.85	(3.54)	77.00	23.36	70,996	1.94	1.94	(1.79)	24
Class R
Six months ended 04/30/26	86.40	(0.36)	(0.12)	(0.48)	(10.14)	75.78	(0.18)	34,164	1.49 (d)	1.49 (d)	(0.97)(d)	9
Year ended 10/31/25	72.69	(0.72)	15.67	14.95	(1.24)	86.40	20.76	36,296	1.48	1.48	(0.93)	17
Year ended 10/31/24	53.41	(0.66)	19.94	19.28	—	72.69	36.10	31,493	1.50	1.50	(0.96)	13
Year ended 10/31/23	43.29	(0.60)	10.72	10.12	—	53.41	23.38	26,757	1.53	1.53	(1.11)	9
Year ended 10/31/22	82.63	(0.64)(e)	(35.58)	(36.22)	(3.12)	43.29	(45.38)	21,519	1.48	1.48	(1.10)(e)	25
Year ended 10/31/21	69.91	(1.02)	17.28	16.26	(3.54)	82.63	23.99	39,611	1.44	1.44	(1.29)	24
Class Y
Six months ended 04/30/26	94.73	(0.20)	(0.08)	(0.28)	(10.14)	84.31	0.06	145,176	0.99 (d)	0.99 (d)	(0.47)(d)	9
Year ended 10/31/25	79.20	(0.36)	17.13	16.77	(1.24)	94.73	21.36	162,655	0.98	0.98	(0.43)	17
Year ended 10/31/24	57.91	(0.34)	21.63	21.29	—	79.20	36.76	159,465	1.00	1.00	(0.46)	13
Year ended 10/31/23	46.71	(0.35)	11.55	11.20	—	57.91	23.98	149,616	1.03	1.03	(0.61)	9
Year ended 10/31/22	88.48	(0.38)(e)	(38.27)	(38.65)	(3.12)	46.71	(45.11)	174,208	0.98	0.98	(0.60)(e)	25
Year ended 10/31/21	74.28	(0.66)	18.40	17.74	(3.54)	88.48	24.60	453,276	0.94	0.94	(0.79)	24
Class R5
Six months ended 04/30/26	93.05	(0.14)	(0.09)	(0.23)	(10.14)	82.68	0.13	12	0.87 (d)	0.87 (d)	(0.35)(d)	9
Year ended 10/31/25	77.73	(0.27)	16.83	16.56	(1.24)	93.05	21.50	14	0.87	0.87	(0.32)	17
Year ended 10/31/24	56.76	(0.26)	21.23	20.97	—	77.73	36.94	12	0.89	0.89	(0.35)	13
Year ended 10/31/23	45.71	(0.27)	11.32	11.05	—	56.76	24.17	8	0.88	0.88	(0.46)	9
Year ended 10/31/22	86.56	(0.29)(e)	(37.44)	(37.73)	(3.12)	45.71	(45.05)	7	0.85	0.85	(0.47)(e)	25
Year ended 10/31/21	72.67	(0.56)	17.99	17.43	(3.54)	86.56	24.72	13	0.84	0.84	(0.69)	24
Class R6
Six months ended 04/30/26	96.94	(0.15)	(0.08)	(0.23)	(10.14)	86.57	0.12	46,000	0.87 (d)	0.87 (d)	(0.35)(d)	9
Year ended 10/31/25	80.94	(0.27)	17.51	17.24	(1.24)	96.94	21.49	50,749	0.87	0.87	(0.32)	17
Year ended 10/31/24	59.11	(0.27)	22.10	21.83	—	80.94	36.93	37,137	0.89	0.89	(0.35)	13
Year ended 10/31/23	47.62	(0.28)	11.77	11.49	—	59.11	24.13	30,794	0.90	0.90	(0.48)	9
Year ended 10/31/22	90.02	(0.30)(e)	(38.98)	(39.28)	(3.12)	47.62	(45.04)	26,910	0.85	0.85	(0.47)(e)	25
Year ended 10/31/21	75.43	(0.58)	18.71	18.13	(3.54)	90.02	24.74	55,502	0.84	0.84	(0.69)	24

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended October 31, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.60) and (1.00)%, $(0.98) and (1.75)%, $(0.73)
and (1.25)%, $(0.47) and (0.75)%, $(0.38) and (0.62)%, $(0.39) and (0.62)% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the year ended October 31, 2021.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Global Focus Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Focus Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco Global Focus Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2026, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
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Invesco Global Focus Fund

J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S.
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Invesco Global Focus Fund

dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.800%
Next $500 million	0.750%
Over $1 billion	0.720%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.78%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $737.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $20,425 in front-end sales commissions from the sale of Class A shares and $193 and $2,259 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $1,905 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
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Invesco Global Focus Fund

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$449,421,488	$97,817,843	$—	$547,239,331
Money Market Funds	—	16,081,917	—	16,081,917
Total Investments	$449,421,488	$113,899,760	$—	$563,321,248
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $48,006,878 and $100,084,986, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$284,098,264
Aggregate unrealized (depreciation) of investments	(10,165,415)
Net unrealized appreciation of investments	$273,932,849
Cost of investments for tax purposes is $289,388,399.
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Invesco Global Focus Fund

NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	130,478	$10,482,281	267,114	$21,806,374
Class C	14,237	949,725	45,248	3,233,977
Class R	37,398	2,736,455	70,357	5,445,268
Class Y	73,241	6,108,426	153,376	13,063,404
Class R5	-	-	13	1,011
Class R6	40,314	3,457,552	181,141	15,630,286
Issued as reinvestment of dividends:
Class A	444,021	34,504,847	56,859	4,639,152
Class C	39,893	2,623,781	5,852	415,702
Class R	57,142	4,198,235	6,863	534,190
Class Y	149,236	12,176,128	21,431	1,821,242
Class R6	54,334	4,549,947	5,386	467,959
Automatic conversion of Class C shares to Class A shares:
Class A	20,915	1,631,734	48,106	3,860,759
Class C	(24,685)	(1,631,734)	(55,366)	(3,860,759)
Reacquired:
Class A	(413,947)	(32,580,549)	(742,545)	(60,254,978)
Class C	(55,500)	(3,631,372)	(91,404)	(6,379,536)
Class R	(63,835)	(4,780,881)	(90,371)	(7,077,589)
Class Y	(217,528)	(18,046,284)	(471,119)	(40,088,313)
Class R5	-	-	(19)	(1,506)
Class R6	(86,784)	(7,262,743)	(121,855)	(10,577,707)
Net increase (decrease) in share activity	198,930	$15,485,548	(710,933)	$(57,321,064)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco Global Focus Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco Global Focus Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
O-GLF-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Global Fund
Nasdaq:
A: OPPAX ■ C: OGLCX ■ R: OGLNX ■ Y: OGLYX ■ R5: GFDDX ■ R6: OGLIX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.22%
Argentina–0.17%
Ciro Holding S.A.(a)	82,096,033,118	$15,598,246
Brazil–0.50%
MercadoLibre, Inc.(b)	25,203	45,179,654
Canada–2.12%
Shopify, Inc., Class A(b)	1,593,156	192,978,986
China–1.61%
JD.com, Inc., ADR(c)	2,370,419	71,871,104
Tencent Holdings Ltd.	1,230,200	74,712,796
		146,583,900
Czech Republic–0.21%
CSG N.V.(b)	879,060	19,038,228
France–3.26%
Airbus SE	726,044	149,680,769
EssilorLuxottica S.A.	230,466	48,782,630
LVMH Moet Hennessy Louis Vuitton SE	183,725	98,147,581
		296,610,980
Germany–1.82%
Allianz SE	186,251	85,066,856
SAP SE	478,822	80,390,892
		165,457,748
India–3.26%
DLF Ltd.	32,185,164	200,340,804
HDFC Bank Ltd.	5,346,654	43,730,662
ICICI Bank Ltd., ADR(c)	1,964,476	52,235,417
		296,306,883
Italy–1.08%
Brunello Cucinelli S.p.A.	799,937	78,059,713
Moncler S.p.A.	324,050	19,563,425
		97,623,138
Japan–2.15%
Capcom Co. Ltd.	2,720,100	57,431,125
Hoya Corp.	357,500	66,760,883
Keyence Corp.	118,712	54,449,149
Nintendo Co. Ltd.	345,600	16,906,368
		195,547,525
Netherlands–2.40%
Adyen N.V.(b)(d)	77,914	87,922,466
ASML Holding N.V.	30,353	43,876,646
BE Semiconductor Industries N.V.	296,424	86,708,324
		218,507,436
South Korea–0.89%
SK hynix, Inc.	90,655	80,843,228
Spain–0.27%
Amadeus IT Group S.A.	426,065	24,584,928
Shares		Value
Sweden–1.91%
Assa Abloy AB, Class B	1,547,598	$59,563,482
Atlas Copco AB, Class A(c)	2,881,749	55,380,389
Spotify Technology S.A.(b)	132,260	59,060,703
		174,004,574
Switzerland–2.05%
Galderma Group AG, Class A(b)	358,385	75,186,788
Lonza Group AG	181,029	111,300,418
		186,487,206
Taiwan–7.02%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,199,000	638,611,585
United States–69.50%
Alphabet, Inc., Class A	2,632,468	1,012,973,686
Amazon.com, Inc.(b)	1,176,679	311,890,536
Analog Devices, Inc.	859,100	345,581,566
Apple, Inc.	172,221	46,732,168
ARM Holdings PLC, ADR(b)(c)	685,909	144,260,381
Berkshire Hathaway, Inc., Class A(b)	25	17,797,500
Boston Scientific Corp.(b)	1,397,898	80,532,904
Broadcom, Inc.	984,308	410,879,689
Cadence Design Systems, Inc.(b)	155,835	51,361,658
Ecolab, Inc.	212,019	55,252,151
Eli Lilly and Co.	270,740	253,033,604
Equifax, Inc.(c)	299,294	52,059,198
IDEXX Laboratories, Inc.(b)(c)	74,529	41,795,863
Intuit, Inc.	558,860	217,117,110
Intuitive Surgical, Inc.(b)(c)	272,005	124,472,208
IQVIA Holdings, Inc.(b)	156,491	24,783,480
Lam Research Corp.(c)	1,861,808	480,085,811
Las Vegas Sands Corp.	808,788	44,167,913
Linde PLC	66,331	33,241,117
Marriott International, Inc., Class A(c)	352,319	127,430,259
Marvell Technology, Inc.	1,489,482	245,987,952
Mastercard, Inc., Class A	161,732	81,338,257
Meta Platforms, Inc., Class A	708,776	433,707,122
Microsoft Corp.	545,300	222,362,434
Netflix, Inc.(b)	748,801	70,095,262
NVIDIA Corp.	2,648,627	528,586,490
Phathom Pharmaceuticals, Inc.(b)(c)	2,342,451	26,235,451
S&P Global, Inc.	679,081	292,840,100
ServiceNow, Inc.(b)	299,740	26,470,039
Stryker Corp.	113,097	35,640,258
Thermo Fisher Scientific, Inc.	239,553	114,736,305
TJX Cos., Inc. (The)	496,228	77,783,739
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Global Fund

Shares		Value
United States–(continued)
Visa, Inc., Class A	874,403	$288,413,086
		6,319,645,297
Total Common Stocks & Other Equity Interests (Cost $4,216,004,533)		9,113,609,542
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.22% (Cost $4,216,004,533)		9,113,609,542
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.99%
Invesco Private Government Fund, 3.63%(e)(f)(g)	75,743,479	75,743,479
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.78%(e)(f)(g)	196,378,457	$196,398,095
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $272,141,973)		272,141,574
TOTAL INVESTMENTS IN SECURITIES—103.21% (Cost $4,488,146,506)		9,385,751,116
OTHER ASSETS LESS LIABILITIES–(3.21)%		(292,318,515)
NET ASSETS–100.00%		$9,093,432,601
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,817,879	$201,883,080	$(206,700,959)	$-	$-	$-	$56,858
Invesco Treasury Portfolio, Institutional Class	8,947,489	374,925,720	(383,873,209)	-	-	-	133,778
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,583,801	734,152,771	(687,993,093)	-	-	75,743,479	929,367*
Invesco Private Prime Fund	78,386,016	1,215,130,374	(1,097,100,072)	5,823	(24,046)	196,398,095	2,410,649*
Investments in Other Affiliates:
Ciro Holding S.A.**	15,010,818	-	-	587,428	-	15,598,246	-
Total	$136,746,003	$2,526,091,945	$(2,375,667,333)	$593,251	$(24,046)	$287,739,820	$3,530,652

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	At April 30, 2026, this security was no longer an affiliate of the Fund.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Global Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $4,216,004,533)*	$9,113,609,542
Investments in affiliated money market funds, at value (Cost $272,141,973)	272,141,574
Cash	5,988,472
Foreign currencies, at value (Cost $4,373,452)	4,387,130
Receivable for:
Investments sold	17,621,211
Fund shares sold	1,335,800
Dividends	6,563,432
Foreign withholding tax claims	52,945
Investment for trustee deferred compensation and retirement plans	1,057,454
Other assets	215,208
Total assets	9,422,972,768
Liabilities:
Payable for:
Investments purchased	17,623,191
Fund shares reacquired	13,939,105
Accrued foreign taxes	20,220,666
Collateral upon return of securities loaned	272,141,973
Accrued fees to affiliates	3,390,849
Accrued trustees’ and officers’ fees and benefits	266,045
Accrued other operating expenses	414,823
IRS closing agreement fees for foreign withholding tax claims	478,465
Trustee deferred compensation and retirement plans	1,065,050
Total liabilities	329,540,167
Net assets applicable to shares outstanding	$9,093,432,601
Net assets consist of:
Shares of beneficial interest	$3,638,407,806
Distributable earnings	5,455,024,795
$9,093,432,601
Net Assets:
Class A	$5,957,577,902
Class C	$94,875,480
Class R	$183,875,467
Class Y	$1,132,757,187
Class R5	$8,877,969
Class R6	$1,715,468,596
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	67,312,351
Class C	1,452,272
Class R	2,166,925
Class Y	12,474,968
Class R5	96,887
Class R6	18,649,058
Class A:
Net asset value per share	$88.51
Maximum offering price per share (Net asset value of $88.51 ÷ 94.50%)	$93.66
Class C:
Net asset value and offering price per share	$65.33
Class R:
Net asset value and offering price per share	$84.86
Class Y:
Net asset value and offering price per share	$90.80
Class R5:
Net asset value and offering price per share	$91.63
Class R6:
Net asset value and offering price per share	$91.99

*	At April 30, 2026, securities with an aggregate value of $270,143,622 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Global Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Interest	$717,363
Dividends (net of foreign withholding taxes of $1,668,597)	28,279,129
Dividends from affiliated money market funds (includes net securities lending income of $183,919)	374,555
Foreign withholding tax claims	2,080,145
Total investment income	31,451,192
Expenses:
Advisory fees	28,728,247
Administrative services fees	631,361
Custodian fees	197,625
Distribution fees:
Class A	6,815,050
Class C	499,619
Class R	452,172
Transfer agent fees — A, C, R and Y	4,855,926
Transfer agent fees — R5	4,380
Transfer agent fees — R6	235,218
Trustees’ and officers’ fees and benefits	46,260
Registration and filing fees	122,865
Reports to shareholders	142,288
Professional services fees	57,556
Other	61,733
Total expenses	42,850,300
Less: Fees waived and/or expenses reimbursed	(7,021)
Net expenses	42,843,279
Net investment income (loss)	(11,392,087)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $3,733,171)	711,459,106
Affiliated investment securities	(24,046)
Foreign currencies	246,709
711,681,769
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $18,589,076)	(490,312,083)
Affiliated investment securities	593,251
Foreign currencies	123,133
(489,595,699)
Net realized and unrealized gain	222,086,070
Net increase in net assets resulting from operations	$210,693,983
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Global Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income (loss)	$(11,392,087)	$(11,089,922)
Net realized gain	711,681,769	1,991,412,208
Change in net unrealized appreciation (depreciation)	(489,595,699)	(515,543,872)
Net increase in net assets resulting from operations	210,693,983	1,464,778,414
Distributions to shareholders from distributable earnings:
Class A	(1,241,846,505)	(656,874,497)
Class C	(27,227,164)	(15,910,002)
Class R	(38,962,889)	(20,607,152)
Class Y	(243,316,627)	(140,959,907)
Class R5	(1,810,859)	(1,003,448)
Class R6	(298,218,685)	(150,594,645)
Total distributions from distributable earnings	(1,851,382,729)	(985,949,651)
Share transactions–net:
Class A	734,046,669	(82,002,955)
Class C	9,431,584	(11,523,749)
Class R	26,578,123	(757,272)
Class Y	89,939,473	(136,061,185)
Class R5	725,935	(1,325,973)
Class R6	414,507,854	8,960,667
Net increase (decrease) in net assets resulting from share transactions	1,275,229,638	(222,710,467)
Net increase (decrease) in net assets	(365,459,108)	256,118,296
Net assets:
Beginning of period	9,458,891,709	9,202,773,413
End of period	$9,093,432,601	$9,458,891,709
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Global Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$107.85	$(0.15)	$2.26	$2.11	$—	$(21.45)	$(21.45)	$88.51	2.39%(d)	$5,957,578	1.04%(d)(e)	1.04%(d)(e)	(0.33)%(d)(e)	7%
Year ended 10/31/25	102.55	(0.19)	16.66	16.47	—	(11.17)	(11.17)	107.85	17.25 (d)	6,335,446	1.03 (d)	1.03 (d)	(0.19)(d)	24
Year ended 10/31/24	84.62	(0.04)	27.59	27.55	—	(9.62)	(9.62)	102.55	34.55 (d)	6,108,660	1.05 (d)	1.05 (d)	(0.05)(d)	7
Year ended 10/31/23	79.63	(0.05)	15.59	15.54	—	(10.55)	(10.55)	84.62	20.54 (d)	5,099,198	1.06 (d)	1.06 (d)	(0.05)(d)	7
Year ended 10/31/22	135.11	(0.10)	(46.46)	(46.56)	—	(8.92)	(8.92)	79.63	(36.79)(d)	4,538,019	1.04 (d)	1.04 (d)	(0.09)(d)	9
Year ended 10/31/21	101.84	(0.52)	40.40	39.88	—	(6.61)	(6.61)	135.11	40.51 (d)	8,073,179	1.03 (d)	1.03 (d)	(0.42)(d)	7
Class C
Six months ended 04/30/26	85.47	(0.36)	1.67	1.31	—	(21.45)	(21.45)	65.33	2.00	94,875	1.81 (e)	1.81 (e)	(1.10)(e)	7
Year ended 10/31/25	84.05	(0.75)	13.34	12.59	—	(11.17)	(11.17)	85.47	16.34	111,196	1.80	1.80	(0.96)	24
Year ended 10/31/24	71.35	(0.66)	22.98	22.32	—	(9.62)	(9.62)	84.05	33.52	121,722	1.82	1.82	(0.82)	7
Year ended 10/31/23	69.09	(0.59)	13.40	12.81	—	(10.55)	(10.55)	71.35	19.61	117,135	1.83	1.83	(0.82)	7
Year ended 10/31/22	119.28	(0.77)	(40.50)	(41.27)	—	(8.92)	(8.92)	69.09	(37.26)	122,529	1.81	1.81	(0.86)	9
Year ended 10/31/21	91.23	(1.30)	35.96	34.66	—	(6.61)	(6.61)	119.28	39.44	248,647	1.80	1.80	(1.19)	7
Class R
Six months ended 04/30/26	104.40	(0.25)	2.16	1.91	—	(21.45)	(21.45)	84.86	2.26	183,875	1.31 (e)	1.31 (e)	(0.60)(e)	7
Year ended 10/31/25	99.85	(0.44)	16.16	15.72	—	(11.17)	(11.17)	104.40	16.95	192,403	1.30	1.30	(0.46)	24
Year ended 10/31/24	82.82	(0.30)	26.95	26.65	—	(9.62)	(9.62)	99.85	34.17	184,912	1.32	1.32	(0.32)	7
Year ended 10/31/23	78.33	(0.27)	15.31	15.04	—	(10.55)	(10.55)	82.82	20.21	154,644	1.33	1.33	(0.32)	7
Year ended 10/31/22	133.38	(0.36)	(45.77)	(46.13)	—	(8.92)	(8.92)	78.33	(36.95)	142,467	1.31	1.31	(0.36)	9
Year ended 10/31/21	100.86	(0.84)	39.97	39.13	—	(6.61)	(6.61)	133.38	40.16	247,549	1.30	1.30	(0.69)	7
Class Y
Six months ended 04/30/26	110.21	(0.04)	2.31	2.27	(0.23)	(21.45)	(21.68)	90.80	2.51	1,132,757	0.81 (e)	0.81 (e)	(0.10)(e)	7
Year ended 10/31/25	104.35	0.04	16.99	17.03	—	(11.17)	(11.17)	110.21	17.52	1,261,006	0.80	0.80	0.04	24
Year ended 10/31/24	85.77	0.19	28.01	28.20	—	(9.62)	(9.62)	104.35	34.86	1,335,411	0.82	0.82	0.18	7
Year ended 10/31/23	80.42	0.16	15.74	15.90	—	(10.55)	(10.55)	85.77	20.82	1,168,865	0.83	0.83	0.18	7
Year ended 10/31/22	136.06	0.14	(46.86)	(46.72)	—	(8.92)	(8.92)	80.42	(36.63)	1,405,313	0.81	0.81	0.14	9
Year ended 10/31/21	102.29	(0.23)	40.61	40.38	—	(6.61)	(6.61)	136.06	40.84	2,713,045	0.80	0.80	(0.19)	7
Class R5
Six months ended 04/30/26	111.04	(0.03)	2.34	2.31	(0.27)	(21.45)	(21.72)	91.63	2.52	8,878	0.78 (e)	0.78 (e)	(0.07)(e)	7
Year ended 10/31/25	105.03	0.06	17.12	17.18	—	(11.17)	(11.17)	111.04	17.55	9,757	0.77	0.77	0.07	24
Year ended 10/31/24	86.21	0.27	28.17	28.44	—	(9.62)	(9.62)	105.03	34.97	10,584	0.74	0.74	0.26	7
Year ended 10/31/23	80.72	0.23	15.81	16.04	—	(10.55)	(10.55)	86.21	20.93	9,306	0.74	0.74	0.27	7
Year ended 10/31/22	136.38	0.21	(46.95)	(46.74)	—	(8.92)	(8.92)	80.72	(36.56)	7,132	0.69	0.69	0.26	9
Year ended 10/31/21	102.39	(0.06)	40.66	40.60	—	(6.61)	(6.61)	136.38	41.03	16	0.66	0.66	(0.05)	7
Class R6
Six months ended 04/30/26	111.43	0.00	2.36	2.36	(0.35)	(21.45)	(21.80)	91.99	2.56	1,715,469	0.71 (e)	0.71 (e)	0.00 (e)	7
Year ended 10/31/25	105.30	0.14	17.16	17.30	—	(11.17)	(11.17)	111.43	17.64	1,549,084	0.70	0.70	0.14	24
Year ended 10/31/24	86.39	0.29	28.24	28.53	—	(9.62)	(9.62)	105.30	34.99	1,441,484	0.72	0.72	0.28	7
Year ended 10/31/23	80.86	0.25	15.83	16.08	—	(10.55)	(10.55)	86.39	20.94	1,252,990	0.72	0.72	0.29	7
Year ended 10/31/22	136.59	0.26	(47.07)	(46.81)	—	(8.92)	(8.92)	80.86	(36.56)	1,520,303	0.69	0.69	0.26	9
Year ended 10/31/21	102.54	(0.07)	40.73	40.66	—	(6.61)	(6.61)	136.59	41.02	2,629,798	0.66	0.66	(0.05)	7

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2023, the portfolio turnover calculation excludes the value of securities purchased of $580,042,718 in connection with the acquisition of Invesco Global Growth Fund into the Fund.

(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended
April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Global Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
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investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2026, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
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J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser $6,695 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S.
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dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $250 million	0.800%
Next $250 million	0.770%
Next $500 million	0.750%
Next $1 billion	0.690%
Next $1.5 billion	0.670%
Next $2.5 billion	0.650%
Next $2.5 billion	0.630%
Next $2.5 billion	0.600%
Next $4 billion	0.580%
Next $8 billion	0.560%
Over $23 billion	0.540%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.65%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $7,021.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to
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customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $107,025 in front-end sales commissions from the sale of Class A shares and $2,603 and $1,710 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $2,530 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$15,598,246	$15,598,246
Brazil	45,179,654	—	—	45,179,654
Canada	192,978,986	—	—	192,978,986
China	71,871,104	74,712,796	—	146,583,900
Czech Republic	—	19,038,228	—	19,038,228
France	—	296,610,980	—	296,610,980
Germany	—	165,457,748	—	165,457,748
India	52,235,417	244,071,466	—	296,306,883
Italy	—	97,623,138	—	97,623,138
Japan	—	195,547,525	—	195,547,525
Netherlands	—	218,507,436	—	218,507,436
South Korea	—	80,843,228	—	80,843,228
Spain	—	24,584,928	—	24,584,928
Sweden	59,060,703	114,943,871	—	174,004,574
Switzerland	—	186,487,206	—	186,487,206
Taiwan	—	638,611,585	—	638,611,585
United States	6,319,645,297	—	—	6,319,645,297
Money Market Funds	—	272,141,574	—	272,141,574
Total Investments	$6,740,971,161	$2,629,181,709	$15,598,246	$9,385,751,116
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
12
Invesco Global Fund

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$16,077,238	$66,370,046	$82,447,284
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $663,963,258 and $1,263,080,913, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,065,993,475
Aggregate unrealized (depreciation) of investments	(227,450,655)
Net unrealized appreciation of investments	$4,838,542,820
Cost of investments for tax purposes is $4,547,208,296.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,117,849	$98,416,293	2,105,594	$205,603,297
Class C	86,013	5,657,979	150,634	11,645,302
Class R	108,217	9,052,201	236,275	22,373,644
Class Y	631,101	57,109,217	1,210,736	120,186,901
Class R5	2,008	173,206	3,753	367,957
Class R6	3,430,319	298,556,251	2,150,928	208,644,936
Issued as reinvestment of dividends:
Class A	13,120,506	1,136,629,477	6,223,168	604,829,693
Class C	417,140	26,751,207	201,081	15,595,881
Class R	466,668	38,798,760	217,657	20,527,204
Class Y	2,325,126	206,471,232	1,232,842	122,199,284
Class R5	20,169	1,807,138	10,030	1,001,534
Class R6	3,228,967	290,348,749	1,481,785	148,385,905
Automatic conversion of Class C shares to Class A shares:
Class A	127,965	11,180,401	174,005	16,976,403
Class C	(171,799)	(11,180,401)	(218,383)	(16,976,403)
Reacquired:
Class A	(5,799,516)	(512,179,502)	(9,323,800)	(909,412,348)
Class C	(180,056)	(11,797,201)	(280,653)	(21,788,529)
Class R	(250,923)	(21,272,838)	(462,785)	(43,658,120)
Class Y	(1,922,756)	(173,640,976)	(3,799,522)	(378,447,370)
Class R5	(13,160)	(1,254,409)	(26,687)	(2,695,464)
Class R6	(1,911,490)	(174,397,146)	(3,421,365)	(348,070,174)
Net increase (decrease) in share activity	14,832,348	$1,275,229,638	(2,134,707)	$(222,710,467)

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

13
Invesco Global Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco Global Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
O-GLBL-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco Global Opportunities Fund
Nasdaq:
A: OPGIX ■ C: OGICX ■ R: OGINX ■ Y: OGIYX ■ R5: GOFFX ■ R6: OGIIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.19%
Australia–1.16%
ALS Ltd.	435,028	$6,792,889
Cochlear Ltd.	97,904	6,661,509
Computershare Ltd.	592,004	13,005,849
		26,460,247
Austria–0.83%
ANDRITZ AG	132,621	11,268,888
Verbund AG	102,119	7,705,208
		18,974,096
Brazil–2.46%
Embraer S.A., ADR	147,782	9,265,931
Itausa S.A., Preference Shares	3,201,514	8,999,773
Raia Drogasil S.A.	3,408,162	15,100,585
TOTVS S.A.	1,128,222	7,259,008
WEG S.A.	1,685,421	15,268,788
		55,894,085
Canada–1.96%
CCL Industries, Inc., Class B	181,864	11,484,738
Celestica, Inc.(a)	56,521	23,150,436
Hudbay Minerals, Inc.	181,893	4,203,547
Sprott, Inc.	43,319	5,648,798
		44,487,519
China–0.93%
Chow Tai Fook Jewellery Group Ltd.	7,655,000	10,493,742
Tingyi Cayman Islands Holding Corp.	6,922,000	10,680,251
		21,173,993
Denmark–0.76%
ChemoMetec A/S	181,022	9,127,511
Pandora A/S	106,054	8,070,598
		17,198,109
Finland–0.91%
Elisa OYJ(b)	236,020	11,463,002
Wartsila OYJ Abp	217,911	9,151,644
		20,614,646
France–3.08%
Alten S.A.	118,465	7,892,290
Gaztransport Et Technigaz S.A.	39,641	9,644,422
Interparfums S.A.	298,703	8,311,024
Lectra	80,239	1,518,027
Legrand S.A.	58,368	10,457,410
Neurones	218,207	9,241,066
Technip Energies N.V.	227,212	10,748,841
Thermador Groupe	3,225	262,210
Vallourec SACA	325,147	9,797,218
Vetoquinol S.A.	23,858	2,157,271
		70,029,779
Germany–2.36%
Atoss Software SE	43,484	4,046,118
Carl Zeiss Meditec AG, BR	295,333	9,197,568
Shares		Value
Germany–(continued)
CTS Eventim AG & Co. KGaA	220,291	$14,540,020
FUCHS SE, Preference Shares	224,641	10,582,010
Knorr-Bremse AG	130,491	15,219,547
		53,585,263
Hong Kong–0.45%
HKT Trust & HKT Ltd.	6,358,000	10,313,633
India–0.32%
Bajaj Holdings & Investment Ltd.	67,258	7,314,072
Indonesia–1.25%
PT Indofood CBP Sukses Makmur Tbk	18,130,900	7,111,140
PT Selamat Sempurna Tbk	39,370,000	4,094,806
PT Telkom Indonesia (Persero) Tbk	53,788,100	8,798,814
PT United Tractors Tbk	5,037,900	8,464,752
		28,469,512
Italy–1.03%
Interpump Group S.p.A.(b)	210,211	8,862,086
Recordati Industria Chimica e Farmaceutica S.p.A.	250,747	14,640,534
		23,502,620
Japan–8.54%
As One Corp.	371,800	5,155,772
Azbil Corp.	2,105,100	18,734,862
Disco Corp.	36,500	17,366,056
Fujimi, Inc.	350,800	7,255,795
Fukui Computer Holdings, Inc.	193,500	4,064,373
Funai Soken Holdings, Inc.	402,800	2,873,796
JCU Corp.	67,900	2,887,956
Katitas Co. Ltd.	382,400	7,633,699
Kikkoman Corp.	1,677,300	15,238,817
MEITEC Group Holdings, Inc.	420,300	8,417,667
NOF Corp.	373,400	7,625,943
Nomura Research Institute Ltd.	379,091	10,231,567
NSD Co. Ltd.	351,800	6,039,159
OBIC Business Consultants Co. Ltd.	144,500	5,679,523
OBIC Co. Ltd.	526,300	13,985,449
Olympus Corp.	1,305,600	12,841,248
Seria Co. Ltd.	370,300	8,099,915
Shimano, Inc.	94,502	9,914,665
SHO-BOND Holdings Co. Ltd.	1,000,700	8,464,627
TKC Corp.	258,000	5,911,839
Toyo Suisan Kaisha Ltd.	146,500	10,061,968
USS Co. Ltd.	521,900	5,636,737
		194,121,433
Mexico–0.97%
Gruma S.A.B. de C.V., Class B	750,814	13,030,127
Regional S.A.B. de C.V.	1,077,585	9,080,374
		22,110,501
Netherlands–0.51%
IMCD N.V.	98,101	11,535,181
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Global Opportunities Fund

Shares		Value
Norway–0.37%
Gjensidige Forsikring ASA	298,483	$8,384,703
South Africa–0.11%
Hudaco Industries Ltd.	211,745	2,457,968
South Korea–0.76%
Coway Co. Ltd.	197,825	11,501,194
Park Systems Corp.	29,035	5,715,859
		17,217,053
Sweden–2.99%
Addtech AB, Class B	262,886	9,654,746
Hexpol AB	969,947	7,918,516
Karnov Group AB(a)	928,294	6,765,468
Loomis AB	244,284	11,376,221
Mycronic AB	508,700	16,051,887
Svenska Handelsbanken AB, Class A(b)	1,144,029	16,256,573
		68,023,411
Switzerland–3.70%
BKW AG	56,884	11,370,771
Bucher Industries AG	13,779	5,471,591
Cembra Money Bank AG	76,399	9,338,821
Partners Group Holding AG	20,201	21,962,578
Sika AG(a)	47,392	8,742,223
Tecan Group AG, Class R(a)	72,447	10,961,262
VZ Holding AG	83,229	16,237,547
		84,084,793
Taiwan–1.27%
Advantech Co. Ltd.	1,418,000	16,215,463
Nien Made Enterprise Co. Ltd.	1,142,000	12,780,350
		28,995,813
United Kingdom–6.41%
Bunzl PLC	610,049	20,110,890
Diploma PLC	102,959	9,743,973
Hill & Smith PLC	256,614	9,023,645
Howden Joinery Group PLC	930,349	9,815,454
IMI PLC	298,866	11,383,227
Intertek Group PLC	194,963	12,559,147
Rathbones Group PLC	243,816	6,515,965
Rightmove PLC	1,394,392	8,227,588
Rotork PLC	2,112,970	8,881,824
Spirax Group PLC	169,437	16,536,537
TechnipFMC PLC	318,475	24,067,156
Weir Group PLC (The)	244,298	8,854,659
		145,720,065
United States–54.06%
Akamai Technologies, Inc.(a)	96,098	9,896,172
Allegion PLC	68,686	9,442,951
AMETEK, Inc.	82,005	19,312,177
Arxis, Inc., Class A(a)	84,101	2,943,535
Baker Hughes Co., Class A	225,565	15,715,114
Bloom Energy Corp., Class A(a)	11,610	3,289,810
BWX Technologies, Inc.	93,030	20,130,762
Cardinal Health, Inc.	66,302	12,788,330
Carpenter Technology Corp.	46,571	19,941,702
Casey’s General Stores, Inc.	26,826	22,054,996
Cboe Global Markets, Inc.	56,343	16,907,971
Shares		Value
United States–(continued)
CBRE Group, Inc., Class A(a)	88,745	$12,666,574
Cencora, Inc.	61,315	18,885,633
Cheniere Energy, Inc.	62,979	17,316,076
Citizens Financial Group, Inc.	188,075	12,234,279
Cloudflare, Inc., Class A(a)	97,424	19,968,997
Cognex Corp.	153,141	8,500,857
Coherent Corp.(a)	75,395	24,104,535
Comfort Systems USA, Inc.	25,345	46,641,136
Corpay, Inc.(a)	20,696	6,342,703
Curtiss-Wright Corp.	36,368	26,192,234
Diamondback Energy, Inc.	79,235	16,293,093
Element Solutions, Inc.(b)	296,040	12,608,344
Encompass Health Corp.	65,286	6,528,600
ESCO Technologies, Inc.	26,665	8,638,127
Evercore, Inc., Class A	59,877	19,237,881
Flex Ltd.(a)	387,397	35,466,195
Forgent Power Solutions, Inc.(a)	257,828	9,699,489
Guardant Health, Inc.(a)	84,658	7,372,019
Hilton Worldwide Holdings, Inc.	123,559	40,041,765
Howmet Aerospace, Inc.	72,057	17,512,733
ICON PLC(a)	128,205	15,170,498
IDEXX Laboratories, Inc.(a)	32,786	18,386,389
Insmed, Inc.(a)	40,481	5,518,775
ITT, Inc.	93,361	20,010,997
Karman Holdings, Inc.(a)(b)	146,912	9,987,078
Keysight Technologies, Inc.(a)	42,208	14,769,001
Knight-Swift Transportation Holdings, Inc.	234,611	15,226,254
Labcorp Holdings, Inc.	39,191	10,064,249
Lattice Semiconductor Corp.(a)	250,585	30,641,534
Live Nation Entertainment, Inc.(a)	38,472	6,076,268
LPL Financial Holdings, Inc.	27,239	9,101,367
Lumentum Holdings, Inc.(a)	29,553	26,666,263
MACOM Technology Solutions Holdings, Inc.(a)	94,886	26,720,846
Marriott International, Inc., Class A	59,521	21,528,150
MasTec, Inc.(a)	84,040	33,115,962
Medline, Inc., Class A(a)	214,612	9,543,796
Mettler-Toledo International, Inc.(a)	8,694	11,098,847
MKS, Inc.	51,901	14,726,909
MongoDB, Inc.(a)	35,665	8,945,852
Monolithic Power Systems, Inc.	27,900	45,042,039
MSCI, Inc.	18,901	11,178,240
Nasdaq, Inc.	116,349	10,693,637
Natera, Inc.(a)	59,637	12,294,764
NRG Energy, Inc.	60,637	9,433,904
PACCAR, Inc.	99,645	11,837,826
PriceSmart, Inc.(b)	50,459	7,918,026
Quanta Services, Inc.	63,773	46,412,076
Ralph Lauren Corp.	60,639	21,747,571
RBC Bearings, Inc.(a)	21,649	12,969,699
Regal Rexnord Corp.	38,674	8,316,070
Rockwell Automation, Inc.	25,388	10,381,407
Ross Stores, Inc.	108,578	24,732,983
Royalty Pharma PLC, Class A	280,002	14,025,300
SPX Technologies, Inc.(a)	60,543	13,253,468
Targa Resources Corp.	37,920	9,862,234
Tenaris S.A., ADR	180,315	11,522,129
Tenet Healthcare Corp.(a)	38,662	6,847,813
Teradyne, Inc.	72,936	25,051,328
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Global Opportunities Fund

Shares		Value
United States–(continued)
TKO Group Holdings, Inc.	45,529	$8,472,492
Vertiv Holdings Co., Class A	93,255	30,633,335
Viking Holdings Ltd.(a)	168,998	13,842,626
Woodward, Inc.	47,571	17,267,797
XPO, Inc.(a)	88,543	19,490,971
		1,229,201,560
Total Common Stocks & Other Equity Interests (Cost $1,802,569,163)		2,209,870,055
Money Market Funds–2.48%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d)	19,699,363	19,699,363
Invesco Treasury Portfolio, Institutional Class, 3.55%(c)(d)	36,584,531	36,584,531
Total Money Market Funds (Cost $56,283,894)		56,283,894
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.67% (Cost $1,858,853,057)		2,266,153,949
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.97%
Invesco Private Government Fund, 3.63%(c)(d)(e)	12,456,507	$12,456,507
Invesco Private Prime Fund, 3.78%(c)(d)(e)	32,343,567	32,346,801
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,803,632)		44,803,308
TOTAL INVESTMENTS IN SECURITIES—101.64% (Cost $1,903,656,689)		2,310,957,257
OTHER ASSETS LESS LIABILITIES–(1.64)%		(37,315,034)
NET ASSETS–100.00%		$2,273,642,223
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,269,572	$163,215,846	$(155,786,055)	$-	$-	$19,699,363	$323,059
Invesco Treasury Portfolio, Institutional Class	22,786,347	303,115,142	(289,316,958)	-	-	36,584,531	594,886
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,889,766	268,554,629	(276,987,888)	-	-	12,456,507	429,700*
Invesco Private Prime Fund	54,405,573	389,942,372	(411,991,135)	524	(10,533)	32,346,801	1,112,299*
Total	$110,351,258	$1,124,827,989	$(1,134,082,036)	$524	$(10,533)	$101,087,202	$2,459,944

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/05/2026	State Street Bank & Trust Co.	SEK	2,191,708	USD	237,310	$(74)

Abbreviations:
SEK	– Swedish Krona
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Global Opportunities Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,802,569,163)*	$2,209,870,055
Investments in affiliated money market funds, at value (Cost $101,087,526)	101,087,202
Cash	3,995,889
Foreign currencies, at value (Cost $1,028,963)	1,031,808
Receivable for:
Investments sold	8,071,638
Fund shares sold	494,860
Dividends	9,629,997
Foreign withholding tax claims	423,044
Investment for trustee deferred compensation and retirement plans	311,722
Other assets	48,019
Total assets	2,334,964,234
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	74
Payable for:
Investments purchased	12,876,414
Fund shares reacquired	2,080,507
Collateral upon return of securities loaned	44,803,632
Accrued fees to affiliates	1,029,230
Accrued trustees’ and officers’ fees and benefits	76,263
Accrued other operating expenses	144,169
Trustee deferred compensation and retirement plans	311,722
Total liabilities	61,322,011
Net assets applicable to shares outstanding	$2,273,642,223
Net assets consist of:
Shares of beneficial interest	$1,888,263,291
Distributable earnings	385,378,932
$2,273,642,223
Net Assets:
Class A	$1,338,795,043
Class C	$57,282,415
Class R	$105,415,513
Class Y	$235,768,999
Class R5	$48,039
Class R6	$536,332,214
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	24,254,064
Class C	1,317,618
Class R	2,057,963
Class Y	4,135,873
Class R5	855
Class R6	9,263,843
Class A:
Net asset value per share	$55.20
Maximum offering price per share (Net asset value of $55.20 ÷ 94.50%)	$58.41
Class C:
Net asset value and offering price per share	$43.47
Class R:
Net asset value and offering price per share	$51.22
Class Y:
Net asset value and offering price per share	$57.01
Class R5:
Net asset value and offering price per share	$56.19
Class R6:
Net asset value and offering price per share	$57.90

*	At April 30, 2026, securities with an aggregate value of $43,393,632 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Global Opportunities Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,469,423)	$15,222,131
Dividends from affiliated money market funds (includes net securities lending income of $140,639)	1,058,584
Foreign withholding tax claims	423,044
Total investment income	16,703,759
Expenses:
Advisory fees	7,915,397
Administrative services fees	159,538
Custodian fees	49,507
Distribution fees:
Class A	1,552,628
Class C	302,911
Class R	253,331
Transfer agent fees — A, C, R and Y	1,439,071
Transfer agent fees — R5	22
Transfer agent fees — R6	88,514
Trustees’ and officers’ fees and benefits	20,033
Registration and filing fees	52,137
Reports to shareholders	190,004
Professional services fees	42,782
Other	32,764
Total expenses	12,098,639
Less: Fees waived and/or expenses reimbursed	(25,393)
Net expenses	12,073,246
Net investment income	4,630,513
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	87,576,502
Affiliated investment securities	(10,533)
Foreign currencies	(409,686)
Forward foreign currency contracts	425
87,156,708
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	59,222,709
Affiliated investment securities	524
Foreign currencies	430,015
Forward foreign currency contracts	(74)
59,653,174
Net realized and unrealized gain	146,809,882
Net increase in net assets resulting from operations	$151,440,395
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Global Opportunities Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$4,630,513	$4,953,995
Net realized gain	87,156,708	301,757,382
Change in net unrealized appreciation (depreciation)	59,653,174	(193,930,730)
Net increase in net assets resulting from operations	151,440,395	112,780,647
Distributions to shareholders from distributable earnings:
Class A	(1,433,982)	(104,874)
Class Y	(847,462)	(996,448)
Class R5	(206)	(147)
Class R6	(2,691,401)	(2,900,150)
Total distributions from distributable earnings	(4,973,051)	(4,001,619)
Share transactions–net:
Class A	(99,960,175)	(268,583,310)
Class C	(12,340,284)	(33,480,111)
Class R	(6,523,758)	(18,262,874)
Class Y	(34,176,473)	(143,319,565)
Class R5	161	82
Class R6	(85,644,101)	(160,714,707)
Net increase (decrease) in net assets resulting from share transactions	(238,644,630)	(624,360,485)
Net increase (decrease) in net assets	(92,177,286)	(515,581,457)
Net assets:
Beginning of period	2,365,819,509	2,881,400,966
End of period	$2,273,642,223	$2,365,819,509
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Global Opportunities Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$51.64	$0.08	$3.54	$3.62	$(0.06)	$—	$(0.06)	$55.20	7.02%(d)	$1,338,795	1.17%(d)(e)	1.17%(d)(e)	0.32%(d)(e)	44%
Year ended 10/31/25	48.99	0.05	2.60	2.65	(0.00)	—	—	51.64	5.41 (d)	1,352,220	1.14 (d)	1.15 (d)	0.12 (d)	136
Year ended 10/31/24	39.92	0.11	8.96	9.07	—	—	—	48.99	22.72 (d)	1,556,246	1.16 (d)	1.17 (d)	0.24 (d)	62
Year ended 10/31/23	41.51	(0.19)	(1.40)	(1.59)	—	—	—	39.92	(3.83)(d)	1,596,178	1.11 (d)	1.12 (d)	(0.41)(d)	29
Year ended 10/31/22	79.58	(0.34)	(33.80)	(34.14)	—	(3.93)	(3.93)	41.51	(44.95)(d)	1,927,070	1.11 (d)	1.11 (d)	(0.60)(d)	9
Year ended 10/31/21	68.56	(0.57)	18.59	18.02	—	(7.00)	(7.00)	79.58	26.83 (d)	3,991,359	1.04 (d)	1.04 (d)	(0.71)(d)	7
Class C
Six months ended 04/30/26	40.78	(0.09)	2.78	2.69	—	—	—	43.47	6.60	57,282	1.93 (e)	1.93 (e)	(0.44)(e)	44
Year ended 10/31/25	38.98	(0.25)	2.05	1.80	—	—	—	40.78	4.62	65,877	1.90	1.91	(0.64)	136
Year ended 10/31/24	32.01	(0.21)	7.18	6.97	—	—	—	38.98	21.77	97,312	1.92	1.93	(0.52)	62
Year ended 10/31/23	33.54	(0.44)	(1.09)	(1.53)	—	—	—	32.01	(4.56)	120,384	1.87	1.88	(1.17)	29
Year ended 10/31/22	65.56	(0.63)	(27.46)	(28.09)	—	(3.93)	(3.93)	33.54	(45.36)	165,705	1.87	1.87	(1.36)	9
Year ended 10/31/21	57.90	(0.98)	15.64	14.66	—	(7.00)	(7.00)	65.56	25.89	418,630	1.80	1.80	(1.47)	7
Class R
Six months ended 04/30/26	47.93	0.02	3.27	3.29	—	—	—	51.22	6.87	105,416	1.43 (e)	1.43 (e)	0.06 (e)	44
Year ended 10/31/25	45.58	(0.07)	2.42	2.35	—	—	—	47.93	5.15	105,103	1.40	1.41	(0.14)	136
Year ended 10/31/24	37.24	(0.01)	8.35	8.34	—	—	—	45.58	22.40	118,476	1.42	1.43	(0.02)	62
Year ended 10/31/23	38.83	(0.29)	(1.30)	(1.59)	—	—	—	37.24	(4.10)	122,156	1.37	1.38	(0.67)	29
Year ended 10/31/22	74.88	(0.45)	(31.67)	(32.12)	—	(3.93)	(3.93)	38.83	(45.08)	139,891	1.37	1.37	(0.86)	9
Year ended 10/31/21	65.02	(0.73)	17.59	16.86	—	(7.00)	(7.00)	74.88	26.49	274,251	1.30	1.30	(0.97)	7
Class Y
Six months ended 04/30/26	53.40	0.15	3.65	3.80	(0.19)	—	(0.19)	57.01	7.14	235,769	0.93 (e)	0.93 (e)	0.56 (e)	44
Year ended 10/31/25	50.67	0.17	2.70	2.87	(0.14)	—	(0.14)	53.40	5.68	254,984	0.90	0.91	0.36	136
Year ended 10/31/24	41.19	0.23	9.25	9.48	—	—	—	50.67	23.02	388,468	0.92	0.93	0.48	62
Year ended 10/31/23	42.73	(0.08)	(1.46)	(1.54)	—	—	—	41.19	(3.60)	557,786	0.87	0.88	(0.17)	29
Year ended 10/31/22	81.60	(0.21)	(34.73)	(34.94)	—	(3.93)	(3.93)	42.73	(44.81)	892,146	0.87	0.87	(0.36)	9
Year ended 10/31/21	70.00	(0.38)	18.98	18.60	—	(7.00)	(7.00)	81.60	27.13	2,419,916	0.80	0.80	(0.47)	7
Class R5
Six months ended 04/30/26	52.68	0.17	3.58	3.75	(0.24)	—	(0.24)	56.19	7.17	48	0.86 (e)	0.86 (e)	0.63 (e)	44
Year ended 10/31/25	49.97	0.22	2.66	2.88	(0.17)	—	(0.17)	52.68	5.79	45	0.80	0.80	0.46	136
Year ended 10/31/24	40.59	0.26	9.12	9.38	—	—	—	49.97	23.11	42	0.86	0.86	0.54	62
Year ended 10/31/23	42.08	(0.05)	(1.44)	(1.49)	—	—	—	40.59	(3.54)	35	0.81	0.82	(0.11)	29
Year ended 10/31/22	80.36	(0.16)	(34.19)	(34.35)	—	(3.93)	(3.93)	42.08	(44.77)	625	0.80	0.80	(0.29)	9
Year ended 10/31/21	68.95	(0.28)	18.69	18.41	—	(7.00)	(7.00)	80.36	27.28	1,089	0.68	0.68	(0.35)	7
Class R6
Six months ended 04/30/26	54.27	0.19	3.70	3.89	(0.26)	—	(0.26)	57.90	7.21	536,332	0.79 (e)	0.79 (e)	0.70 (e)	44
Year ended 10/31/25	51.49	0.25	2.74	2.99	(0.21)	—	(0.21)	54.27	5.84	587,590	0.77	0.77	0.49	136
Year ended 10/31/24	41.81	0.31	9.37	9.68	—	—	—	51.49	23.15	720,856	0.79	0.79	0.61	62
Year ended 10/31/23	43.32	(0.02)	(1.49)	(1.51)	—	—	—	41.81	(3.49)	832,308	0.74	0.75	(0.04)	29
Year ended 10/31/22	82.55	(0.13)	(35.17)	(35.30)	—	(3.93)	(3.93)	43.32	(44.73)	1,118,236	0.73	0.73	(0.22)	9
Year ended 10/31/21	70.67	(0.30)	19.18	18.88	—	(7.00)	(7.00)	82.55	27.28	2,117,391	0.68	0.68	(0.35)	7

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
April 30, 2026 and for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Global Opportunities Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco Global Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
9
Invesco Global Opportunities Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2026, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
10
Invesco Global Opportunities Fund

J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser $5,134 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S.
11
Invesco Global Opportunities Fund

dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $250 million	0.800%
Next $250 million	0.770%
Next $500 million	0.750%
Next $1 billion	0.690%
Next $1.5 billion	0.670%
Next $2.5 billion	0.650%
Next $4 billion	0.630%
Over $10 billion	0.610%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.71%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $25,393.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of
12
Invesco Global Opportunities Fund

the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $56,982 in front-end sales commissions from the sale of Class A shares and $654 and $750 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $309 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$26,460,247	$—	$26,460,247
Austria	—	18,974,096	—	18,974,096
Brazil	55,894,085	—	—	55,894,085
Canada	44,487,519	—	—	44,487,519
China	—	21,173,993	—	21,173,993
Denmark	—	17,198,109	—	17,198,109
Finland	—	20,614,646	—	20,614,646
France	—	70,029,779	—	70,029,779
Germany	—	53,585,263	—	53,585,263
Hong Kong	—	10,313,633	—	10,313,633
India	—	7,314,072	—	7,314,072
Indonesia	—	28,469,512	—	28,469,512
Italy	—	23,502,620	—	23,502,620
Japan	—	194,121,433	—	194,121,433
Mexico	22,110,501	—	—	22,110,501
Netherlands	—	11,535,181	—	11,535,181
Norway	—	8,384,703	—	8,384,703
South Africa	—	2,457,968	—	2,457,968
South Korea	—	17,217,053	—	17,217,053
Sweden	—	68,023,411	—	68,023,411
Switzerland	—	84,084,793	—	84,084,793
Taiwan	—	28,995,813	—	28,995,813
United Kingdom	24,067,156	121,652,909	—	145,720,065
United States	1,229,201,560	—	—	1,229,201,560
Money Market Funds	56,283,894	44,803,308	—	101,087,202
Total Investments in Securities	1,432,044,715	878,912,542	—	2,310,957,257
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(74)	—	(74)
Total Investments	$1,432,044,715	$878,912,468	$—	$2,310,957,183

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and
13
Invesco Global Opportunities Fund

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(74)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(74)

	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
State Street Bank & Trust Co.	$(74)	$(74)	$—	$—	$(74)
Effect of Derivative Investments for the six months ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$425
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(74)
Total	$351
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$206,050

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of October 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$98,202,292	$—	$98,202,292
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
14
Invesco Global Opportunities Fund

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $975,749,740 and $1,225,136,789, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$490,470,249
Aggregate unrealized (depreciation) of investments	(98,658,265)
Net unrealized appreciation of investments	$391,811,984
Cost of investments for tax purposes is $1,919,145,199.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	508,849	$26,449,741	1,216,457	$58,358,615
Class C	69,262	2,835,882	164,722	6,258,331
Class R	125,458	6,029,976	276,215	12,257,422
Class Y	224,251	12,048,284	706,032	34,988,970
Class R5	-	-	1	12
Class R6	504,750	27,367,172	2,369,828	118,035,119
Issued as reinvestment of dividends:
Class A	26,333	1,318,719	1,937	95,274
Class Y	12,135	627,022	14,270	723,900
Class R5	3	161	2	118
Class R6	48,552	2,546,552	53,056	2,732,359
Automatic conversion of Class C shares to Class A shares:
Class A	159,466	8,409,892	303,872	14,585,354
Class C	(202,197)	(8,409,892)	(383,316)	(14,585,354)
Reacquired:
Class A	(2,623,582)	(136,138,527)	(7,107,850)	(341,622,553)
Class C	(164,687)	(6,766,274)	(662,747)	(25,153,088)
Class R	(260,195)	(12,553,734)	(682,745)	(30,520,296)
Class Y	(875,131)	(46,851,779)	(3,612,774)	(179,032,435)
Class R5	-	-	(1)	(48)
Class R6	(2,116,244)	(115,557,825)	(5,594,725)	(281,482,185)
Net increase (decrease) in share activity	(4,562,977)	$(238,644,630)	(12,937,766)	$(624,360,485)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Global Opportunities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Global Opportunities Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
O-GLOPP-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco International Growth Fund
Nasdaq:
A: OIGAX ■ C: OIGCX ■ R: OIGNX ■ Y: OIGYX ■ R5: INGFX ■ R6: OIGIX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.28%
Belgium–1.90%
Anheuser-Busch InBev S.A./N.V.	839,260	$63,415,805
Brazil–0.79%
MercadoLibre, Inc.(a)	14,684	26,322,979
Canada–5.37%
Alimentation Couche-Tard, Inc.	922,972	54,603,033
Dollarama, Inc.	685,966	87,667,904
Shopify, Inc., Class A(a)	309,161	37,448,672
		179,719,609
China–6.13%
Alibaba Group Holding Ltd., ADR(b)	530,294	69,935,173
Contemporary Amperex Technology Co. Ltd.(b)	774,000	61,173,836
Tencent Holdings Ltd.	1,219,300	74,050,815
		205,159,824
Denmark–0.90%
Orsted A/S(a)(c)	1,127,308	30,148,151
France–9.50%
Air Liquide S.A.	126,600	27,236,744
Airbus SE	292,257	60,251,517
Hermes International S.C.A.	14,019	26,819,763
L’Oreal S.A.	129,429	55,743,638
Sartorius Stedim Biotech	59,278	10,955,257
Schneider Electric SE	219,088	69,715,716
Societe Generale S.A.	832,262	66,997,101
		317,719,736
Germany–5.33%
Allianz SE	92,995	42,473,825
SAP SE	231,006	38,784,304
Siemens AG	326,794	97,110,452
		178,368,581
Guernsey–0.83%
Super Group (SGHC) Ltd.	2,140,150	27,736,344
India–4.88%
Dr Lal PathLabs Ltd.(c)	2,311,200	33,461,932
ICICI Bank Ltd.	3,356,740	45,041,854
Reliance Industries Ltd.	5,585,674	84,714,529
		163,218,315
Ireland–1.30%
Experian PLC	1,193,387	43,664,864
Italy–2.04%
FinecoBank Banca Fineco S.p.A.	1,874,586	46,537,756
Ryanair Holdings PLC	823,546	21,607,503
		68,145,259
Japan–10.74%
Advantest Corp.	194,500	36,316,755
Hitachi Ltd.	2,107,400	67,011,834
Shares		Value
Japan–(continued)
Hoya Corp.	386,710	$72,215,667
Keyence Corp.	118,984	54,573,906
Mitsubishi UFJ Financial Group, Inc.(b)	3,929,100	70,577,776
Nintendo Co. Ltd.	840,600	41,121,218
Tokyo Electron Ltd.	59,500	17,533,616
		359,350,772
Mexico–0.64%
Arca Continental S.A.B. de C.V.	1,795,033	21,565,880
Netherlands–5.47%
argenx SE, ADR(a)	30,952	24,195,797
ASML Holding N.V.	95,594	138,185,487
IMCD N.V.	175,353	20,618,837
		183,000,121
South Korea–3.84%
Samsung Electronics Co. Ltd.	357,164	53,784,464
SK hynix, Inc.	83,692	74,633,847
		128,418,311
Spain–1.27%
Banco Santander S.A.(b)	3,492,141	42,612,208
Switzerland–5.49%
Cie Financiere Richemont S.A.	188,960	36,264,687
Galderma Group AG, Class A(a)	167,941	35,232,904
Lonza Group AG	125,644	77,248,561
Straumann Holding AG	322,712	35,023,539
		183,769,691
Taiwan–8.94%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,310,000	299,208,167
United Kingdom–12.51%
AstraZeneca PLC	407,949	77,396,986
BAE Systems PLC	4,469,324	124,307,749
Compass Group PLC	2,228,402	62,967,969
HSBC Holdings PLC	3,682,660	67,760,264
RS Group PLC	5,509,522	45,257,528
Weir Group PLC (The)	1,128,501	40,902,880
		418,593,376
United States–7.41%
ARM Holdings PLC, ADR(a)(b)	150,396	31,631,287
Booking Holdings, Inc.	261,325	43,996,677
Ferguson Enterprises, Inc.	289,626	76,705,677
Illumina, Inc.(a)(b)	267,137	33,856,943
ResMed, Inc.(b)	288,499	61,683,971
		247,874,555
Total Common Stocks & Other Equity Interests (Cost $1,908,439,740)		3,188,012,548
Money Market Funds–2.95%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	34,622,700	34,622,700
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco International Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.55%(d)(e)	64,299,299	$64,299,299
Total Money Market Funds (Cost $98,921,999)		98,921,999
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.23% (Cost $2,007,361,739)		3,286,934,547
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.15%
Invesco Private Government Fund, 3.63%(d)(e)(f)	47,826,478	47,826,478
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.78%(d)(e)(f)	124,379,720	$124,392,158
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $172,218,796)		172,218,636
TOTAL INVESTMENTS IN SECURITIES—103.38% (Cost $2,179,580,535)		3,459,153,183
OTHER ASSETS LESS LIABILITIES–(3.38)%		(113,132,597)
NET ASSETS–100.00%		$3,346,020,586
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $63,610,083, which represented 1.90% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$186,549,434	$(151,926,734)	$-	$-	$34,622,700	$298,925
Invesco Treasury Portfolio, Institutional Class	-	346,448,948	(282,149,649)	-	-	64,299,299	551,328
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	64,824,931	330,818,478	(347,816,931)	-	-	47,826,478	869,455*
Invesco Private Prime Fund	189,576,221	724,094,577	(789,264,387)	9,342	(23,595)	124,392,158	2,376,859*
Total	$254,401,152	$1,587,911,437	$(1,571,157,701)	$9,342	$(23,595)	$271,140,635	$4,096,567

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco International Growth Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,908,439,740)*	$3,188,012,548
Investments in affiliated money market funds, at value (Cost $271,140,795)	271,140,635
Cash	20,000,000
Foreign currencies, at value (Cost $3,757,819)	3,780,629
Receivable for:
Investments sold	41,990,403
Fund shares sold	1,414,080
Dividends	22,063,692
Investment for trustee deferred compensation and retirement plans	598,112
Other assets	94,476
Total assets	3,549,094,575
Liabilities:
Payable for:
Fund shares reacquired	5,844,923
Accrued foreign taxes	17,665,473
Collateral upon return of securities loaned	172,218,796
Accrued fees to affiliates	1,611,656
Accrued trustees’ and officers’ fees and benefits	41,170
Accrued other operating expenses	414,293
IRS closing agreement fees for foreign withholding tax claims	4,679,566
Trustee deferred compensation and retirement plans	598,112
Total liabilities	203,073,989
Net assets applicable to shares outstanding	$3,346,020,586
Net assets consist of:
Shares of beneficial interest	$1,644,107,575
Distributable earnings	1,701,913,011
$3,346,020,586
Net Assets:
Class A	$767,841,695
Class C	$23,203,022
Class R	$189,879,625
Class Y	$1,081,697,720
Class R5	$6,532
Class R6	$1,283,391,992
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	30,473,661
Class C	1,109,787
Class R	7,996,387
Class Y	43,362,554
Class R5	258
Class R6	51,580,062
Class A:
Net asset value per share	$25.20
Maximum offering price per share (Net asset value of $25.20 ÷ 94.50%)	$26.67
Class C:
Net asset value and offering price per share	$20.91
Class R:
Net asset value and offering price per share	$23.75
Class Y:
Net asset value and offering price per share	$24.95
Class R5:
Net asset value and offering price per share	$25.32
Class R6:
Net asset value and offering price per share	$24.88

*	At April 30, 2026, securities with an aggregate value of $167,984,557 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco International Growth Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Interest	$980,223
Dividends (net of foreign withholding taxes of $1,759,387)	20,987,918
Dividends from affiliates (includes net securities lending income of $344,342)	1,194,595
Foreign withholding tax claims	12,403,276
Less: IRS closing agreement fees for foreign withholding tax claims	(3,717,000)
Total investment income	31,849,012
Expenses:
Advisory fees	12,970,359
Administrative services fees	268,734
Custodian fees	202,508
Distribution fees:
Class A	1,000,055
Class C	128,200
Class R	485,129
Transfer agent fees — A, C, R and Y	2,404,944
Transfer agent fees — R5	4
Transfer agent fees — R6	273,896
Trustees’ and officers’ fees and benefits	28,842
Registration and filing fees	71,288
Reports to shareholders	233,540
Professional services fees	56,350
Other	51,103
Total expenses	18,174,952
Less: Fees waived and/or expenses reimbursed	(25,806)
Net expenses	18,149,146
Net investment income	13,699,866
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	432,032,070
Affiliated investment securities	(23,595)
Foreign currencies	(482,915)
431,525,560
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $10,299)	(509,180,504)
Affiliated investment securities	9,342
Foreign currencies	401,636
(508,769,526)
Net realized and unrealized gain (loss)	(77,243,966)
Net increase (decrease) in net assets resulting from operations	$(63,544,100)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco International Growth Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$13,699,866	$31,429,313
Net realized gain	431,525,560	1,714,297,356
Change in net unrealized appreciation (depreciation)	(508,769,526)	(1,150,766,946)
Net increase (decrease) in net assets resulting from operations	(63,544,100)	594,959,723
Distributions to shareholders from distributable earnings:
Class A	(274,337,462)	(94,469,932)
Class C	(9,410,679)	(3,757,131)
Class R	(63,356,244)	(20,151,763)
Class Y	(476,710,643)	(213,286,100)
Class R5	(2,939)	(274,416)
Class R6	(505,905,466)	(284,083,581)
Total distributions from distributable earnings	(1,329,723,433)	(616,022,923)
Share transactions–net:
Class A	136,754,567	(70,254,674)
Class C	4,342,374	(7,187,566)
Class R	54,105,591	(4,887,076)
Class Y	29,557,126	(711,824,708)
Class R5	—	(2,636,203)
Class R6	(65,916,460)	(944,168,831)
Net increase (decrease) in net assets resulting from share transactions	158,843,198	(1,740,959,058)
Net increase (decrease) in net assets	(1,234,424,335)	(1,762,022,258)
Net assets:
Beginning of period	4,580,444,921	6,342,467,179
End of period	$3,346,020,586	$4,580,444,921
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco International Growth Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$36.90	$0.07	$(0.49)	$(0.42)	$(0.17)	$(11.11)	$(11.28)	$25.20	(1.74)%(d)	$767,842	1.18%(d)(e)	1.18%(d)(e)	0.51%(d)(e)	15%
Year ended 10/31/25	36.54	0.12	3.83	3.95	(0.10)	(3.49)	(3.59)	36.90	11.89 (d)	919,204	1.14 (d)	1.14 (d)	0.34 (d)	34
Year ended 10/31/24	33.46	0.10	7.14	7.24	(0.26)	(3.90)	(4.16)	36.54	22.28 (d)	981,462	1.11 (d)	1.11 (d)	0.27 (d)	10
Year ended 10/31/23	31.02	0.08	2.36	2.44	—	—	—	33.46	7.87 (d)	932,029	1.10 (d)	1.10 (d)	0.23 (d)	13
Year ended 10/31/22	52.65	0.00	(15.44)	(15.44)	(0.05)	(6.14)	(6.19)	31.02	(32.80)	1,014,906	1.08	1.08	0.01	9
Year ended 10/31/21	45.87	0.01	13.72	13.73	—	(6.95)	(6.95)	52.65	32.14	1,680,415	1.10	1.10	0.00	18
Class C
Six months ended 04/30/26	32.46	(0.03)	(0.41)	(0.44)	—	(11.11)	(11.11)	20.91	(2.12)	23,203	1.94 (e)	1.94 (e)	(0.25)(e)	15
Year ended 10/31/25	32.69	(0.13)	3.39	3.26	—	(3.49)	(3.49)	32.46	11.07	28,849	1.90	1.90	(0.42)	34
Year ended 10/31/24	30.30	(0.16)	6.45	6.29	—	(3.90)	(3.90)	32.69	21.33	36,624	1.87	1.87	(0.49)	10
Year ended 10/31/23	28.30	(0.17)	2.17	2.00	—	—	—	30.30	7.07	46,143	1.86	1.86	(0.53)	13
Year ended 10/31/22	48.88	(0.26)	(14.18)	(14.44)	—	(6.14)	(6.14)	28.30	(33.31)	65,001	1.83	1.83	(0.74)	9
Year ended 10/31/21	43.30	(0.35)	12.88	12.53	—	(6.95)	(6.95)	48.88	31.15	150,110	1.85	1.85	(0.75)	18
Class R
Six months ended 04/30/26	35.36	0.03	(0.45)	(0.42)	(0.08)	(11.11)	(11.19)	23.75	(1.83)	189,880	1.44 (e)	1.44 (e)	0.25 (e)	15
Year ended 10/31/25	35.15	0.03	3.67	3.70	(0.00)	(3.49)	(3.49)	35.36	11.59	202,833	1.40	1.40	0.08	34
Year ended 10/31/24	32.32	0.00	6.89	6.89	(0.16)	(3.90)	(4.06)	35.15	21.94	205,796	1.37	1.37	0.01	10
Year ended 10/31/23	30.04	(0.01)	2.29	2.28	—	—	—	32.32	7.59	195,099	1.36	1.36	(0.03)	13
Year ended 10/31/22	51.26	(0.09)	(14.99)	(15.08)	—	(6.14)	(6.14)	30.04	(32.97)	203,428	1.33	1.33	(0.24)	9
Year ended 10/31/21	44.92	(0.12)	13.41	13.29	—	(6.95)	(6.95)	51.26	31.80	311,920	1.35	1.35	(0.25)	18
Class Y
Six months ended 04/30/26	36.70	0.10	(0.48)	(0.38)	(0.26)	(11.11)	(11.37)	24.95	(1.61)	1,081,698	0.94 (e)	0.94 (e)	0.75 (e)	15
Year ended 10/31/25	36.37	0.20	3.82	4.02	(0.20)	(3.49)	(3.69)	36.70	12.18	1,546,532	0.90	0.90	0.58	34
Year ended 10/31/24	33.33	0.19	7.10	7.29	(0.35)	(3.90)	(4.25)	36.37	22.57	2,284,608	0.87	0.87	0.51	10
Year ended 10/31/23	30.84	0.17	2.33	2.50	(0.01)	—	(0.01)	33.33	8.12	2,320,877	0.86	0.86	0.47	13
Year ended 10/31/22	52.41	0.10	(15.35)	(15.25)	(0.18)	(6.14)	(6.32)	30.84	(32.64)	2,575,369	0.83	0.83	0.26	9
Year ended 10/31/21	45.63	0.13	13.65	13.78	(0.05)	(6.95)	(7.00)	52.41	32.46	5,009,610	0.85	0.85	0.25	18
Class R5
Six months ended 04/30/26	37.09	0.12	(0.49)	(0.37)	(0.29)	(11.11)	(11.40)	25.32	(1.54)	7	0.83 (e)	0.83 (e)	0.86 (e)	15
Year ended 10/31/25	36.72	0.23	3.85	4.08	(0.22)	(3.49)	(3.71)	37.09	12.25	10	0.82	0.82	0.66	34
Year ended 10/31/24	33.65	0.21	7.16	7.37	(0.40)	(3.90)	(4.30)	36.72	22.60	2,681	0.81	0.81	0.57	10
Year ended 10/31/23	31.11	0.23	2.36	2.59	(0.05)	—	(0.05)	33.65	8.31	2,245	0.69	0.69	0.64	13
Year ended 10/31/22	52.84	0.12	(15.46)	(15.34)	(0.25)	(6.14)	(6.39)	31.11	(32.58)	1,974	0.76	0.76	0.33	9
Year ended 10/31/21	45.97	0.20	13.76	13.96	(0.14)	(6.95)	(7.09)	52.84	32.66	44,233	0.72	0.72	0.38	18
Class R6
Six months ended 04/30/26	36.68	0.12	(0.49)	(0.37)	(0.32)	(11.11)	(11.43)	24.88	(1.57)	1,283,392	0.77 (e)	0.77 (e)	0.92 (e)	15
Year ended 10/31/25	36.36	0.25	3.81	4.06	(0.25)	(3.49)	(3.74)	36.68	12.34	1,883,018	0.75	0.75	0.73	34
Year ended 10/31/24	33.33	0.23	7.10	7.33	(0.40)	(3.90)	(4.30)	36.36	22.71	2,831,297	0.74	0.74	0.64	10
Year ended 10/31/23	30.85	0.22	2.34	2.56	(0.08)	—	(0.08)	33.33	8.30	3,063,945	0.73	0.73	0.60	13
Year ended 10/31/22	52.44	0.15	(15.34)	(15.19)	(0.26)	(6.14)	(6.40)	30.85	(32.55)	3,283,066	0.69	0.69	0.40	9
Year ended 10/31/21	45.67	0.20	13.66	13.86	(0.14)	(6.95)	(7.09)	52.44	32.66	5,824,515	0.70	0.70	0.40	18

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
April 30, 2026 and the years ended October 31, 2025, 2024 and 2023, respectively.

(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco International Growth Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
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Invesco International Growth Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2026, the Fund received refunds in excess of the foreign tax paid during the year and has recorded the estimated liability as a reduction to income which is reflected as IRS closing agreement fees for foreign withholding tax claims on the Statement of Operations.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown
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Invesco International Growth Fund

as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser $9,880 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as
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Invesco International Growth Fund

exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $250 million	0.800%
Next $250 million	0.770%
Next $500 million	0.750%
Next $1 billion	0.690%
Next $3 billion	0.670%
Next $5 billion	0.650%
Next $10 billion	0.630%
Next $10 billion	0.610%
Over $30 billion	0.590%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.69%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $25,806.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to
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Invesco International Growth Fund

customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $34,524 in front-end sales commissions from the sale of Class A shares and $1,547 and $389 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $4,269 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$—	$63,415,805	$—	$63,415,805
Brazil	26,322,979	—	—	26,322,979
Canada	179,719,609	—	—	179,719,609
China	69,935,173	135,224,651	—	205,159,824
Denmark	—	30,148,151	—	30,148,151
France	—	317,719,736	—	317,719,736
Germany	—	178,368,581	—	178,368,581
Guernsey	27,736,344	—	—	27,736,344
India	—	163,218,315	—	163,218,315
Ireland	—	43,664,864	—	43,664,864
Italy	—	68,145,259	—	68,145,259
Japan	—	359,350,772	—	359,350,772
Mexico	21,565,880	—	—	21,565,880
Netherlands	24,195,797	158,804,324	—	183,000,121
South Korea	—	128,418,311	—	128,418,311
Spain	—	42,612,208	—	42,612,208
Switzerland	—	183,769,691	—	183,769,691
Taiwan	—	299,208,167	—	299,208,167
United Kingdom	—	418,593,376	—	418,593,376
United States	171,168,878	76,705,677	—	247,874,555
Money Market Funds	98,921,999	172,218,636	—	271,140,635
Total Investments	$619,566,659	$2,839,586,524	$—	$3,459,153,183
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
12
Invesco International Growth Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $576,809,343 and $1,894,099,448, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,356,417,774
Aggregate unrealized (depreciation) of investments	(99,609,089)
Net unrealized appreciation of investments	$1,256,808,685
Cost of investments for tax purposes is $2,202,344,498.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	2,499,264	$67,539,173	2,463,319	$84,270,325
Class C	93,448	2,065,086	126,606	3,859,828
Class R	316,010	7,790,976	568,812	18,537,582
Class Y	8,499,783	249,350,732	8,603,004	289,213,727
Class R5	-	-	10,737	356,779
Class R6	4,171,776	107,823,344	9,177,476	309,259,748
Issued as reinvestment of dividends:
Class A	9,601,958	246,770,324	2,557,006	84,918,149
Class C	427,016	9,133,877	122,796	3,611,434
Class R	2,610,453	63,277,385	628,828	20,065,908
Class Y	12,770,753	324,632,552	5,185,456	170,912,613
Class R5	-	-	8,212	273,460
Class R6	18,576,839	470,737,098	8,200,977	269,812,148
Automatic conversion of Class C shares to Class A shares:
Class A	111,220	2,985,779	184,856	6,352,894
Class C	(132,857)	(2,985,779)	(209,080)	(6,352,894)
Reacquired:
Class A	(6,650,798)	(180,540,709)	(7,154,319)	(245,796,042)
Class C	(166,678)	(3,870,810)	(271,773)	(8,305,934)
Class R	(665,523)	(16,962,770)	(1,316,705)	(43,490,566)
Class Y	(20,050,303)	(544,426,158)	(34,457,757)	(1,171,951,048)
Class R5	-	-	(91,684)	(3,266,442)
Class R6	(22,508,798)	(644,476,902)	(43,908,430)	(1,523,240,727)
Net increase (decrease) in share activity	9,503,563	$158,843,198	(49,571,663)	$(1,740,959,058)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 4% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
13
Invesco International Growth Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco International Growth Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
O-IGR-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco International Small-Mid Company Fund
Nasdaq:
A: OSMAX ■ C: OSMCX ■ R: OSMNX ■ Y: OSMYX ■ R5: INSLX ■ R6: OSCIX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Distribution Information
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.66%
Australia–2.84%
ALS Ltd.	1,277,036	$19,940,702
Cochlear Ltd.	247,380	16,832,042
Computershare Ltd.	1,534,392	33,709,351
		70,482,095
Austria–1.96%
ANDRITZ AG	343,736	29,207,459
Verbund AG	257,877	19,457,653
		48,665,112
Brazil–4.64%
Itausa S.A., Preference Shares	8,080,300	22,714,523
Raia Drogasil S.A.	8,688,848	38,497,784
TOTVS S.A.	2,923,671	18,810,969
WEG S.A.	3,896,864	35,302,985
		115,326,261
Canada–1.65%
CCL Industries, Inc., Class B	424,899	26,832,434
Sprott, Inc.	109,364	14,261,065
		41,093,499
China–2.15%
Chow Tai Fook Jewellery Group Ltd.	19,342,400	26,515,238
Tingyi Cayman Islands Holding Corp.	17,492,000	26,989,159
		53,504,397
Denmark–1.76%
ChemoMetec A/S	457,126	23,049,256
Pandora A/S	271,089	20,629,589
		43,678,845
Finland–2.24%
Elisa OYJ	672,478	32,660,860
Wartsila OYJ Abp	550,282	23,110,284
		55,771,144
France–7.15%
Alten S.A.	301,294	20,072,591
Gaztransport Et Technigaz S.A.	100,819	24,528,669
Interparfums S.A.	754,300	20,987,420
Lectra	194,498	3,679,671
Legrand S.A.	147,358	26,401,163
Neurones	565,563	23,951,593
Technip Energies N.V.	574,112	27,159,827
Thermador Groupe	8,357	679,469
Vallourec SACA	822,053	24,769,821
Vetoquinol S.A.	61,508	5,561,632
		177,791,856
Germany–5.48%
Atoss Software SE	109,938	10,229,558
Carl Zeiss Meditec AG, BR(a)	745,790	23,226,168
CTS Eventim AG & Co. KGaA	556,290	36,717,196
FUCHS SE, Preference Shares	580,851	27,361,750
Shares		Value
Germany–(continued)
Knorr-Bremse AG	331,529	$38,667,198
		136,201,870
Hong Kong–0.93%
HKT Trust & HKT Ltd.	14,168,000	22,982,629
India–0.75%
Bajaj Holdings & Investment Ltd.	171,111	18,607,723
Indonesia–2.89%
PT Indofood CBP Sukses Makmur Tbk	45,785,000	17,957,383
PT Selamat Sempurna Tbk	102,041,700	10,613,182
PT Telkom Indonesia (Persero) Tbk	136,841,600	22,384,947
PT United Tractors Tbk	12,369,000	20,782,572
		71,738,084
Italy–2.43%
Interpump Group S.p.A.	530,837	22,379,053
Recordati Industria Chimica e Farmaceutica S.p.A.	649,902	37,946,267
		60,325,320
Japan–19.76%
As One Corp.	938,852	13,019,114
Azbil Corp.	5,372,900	47,817,462
Disco Corp.	92,400	43,962,289
Fujimi, Inc.(a)	892,200	18,453,879
Fukui Computer Holdings, Inc.	501,800	10,540,065
Funai Soken Holdings, Inc.	1,044,600	7,452,748
JCU Corp.	172,600	7,341,109
Katitas Co. Ltd.	991,300	19,788,928
Kikkoman Corp.	4,347,600	39,499,362
MEITEC Group Holdings, Inc.	1,005,758	20,143,079
NOF Corp.	788,600	16,105,566
Nomura Research Institute Ltd.	964,600	26,034,301
NSD Co. Ltd.	888,494	15,252,294
OBIC Business Consultants Co. Ltd.	374,700	14,727,454
OBIC Co. Ltd.	1,343,800	35,708,999
Olympus Corp.	3,300,900	32,466,051
Seria Co. Ltd.	935,600	20,465,245
Shimano, Inc.	245,000	25,704,143
SHO-BOND Holdings Co. Ltd.	2,558,000	21,637,370
TKC Corp.	668,718	15,323,073
Toyo Suisan Kaisha Ltd.	370,100	25,419,348
USS Co. Ltd.	1,317,996	14,234,905
		491,096,784
Mexico–2.26%
Gruma S.A.B. de C.V., Class B	1,895,993	32,904,327
Regional S.A.B. de C.V.	2,749,963	23,172,828
		56,077,155
Netherlands–1.17%
IMCD N.V.	247,731	29,129,385
Norway–0.86%
Gjensidige Forsikring ASA	759,366	21,331,395
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco International Small-Mid Company Fund

Shares		Value
South Africa–0.30%
Hudaco Industries Ltd.	639,411	$7,422,380
South Korea–1.75%
Coway Co. Ltd.	499,857	29,060,798
Park Systems Corp.	73,845	14,537,200
		43,597,998
Sweden–6.98%
Addtech AB, Class B	663,714	24,375,548
Hexpol AB	2,513,966	20,523,679
Karnov Group AB(b)	2,346,923	17,104,529
Loomis AB(a)	633,151	29,485,621
Mycronic AB	1,284,398	40,528,821
Svenska Handelsbanken AB, Class A	2,919,833	41,490,627
		173,508,825
Switzerland–8.61%
BKW AG	145,403	29,065,190
Bucher Industries AG	35,056	13,920,612
Cembra Money Bank AG	194,101	23,726,416
Partners Group Holding AG	51,075	55,528,869
Sika AG(b)	120,956	22,312,296
Tecan Group AG, Class R(b)	187,773	28,410,134
VZ Holding AG	209,523	40,876,852
		213,840,369
Taiwan–2.98%
Advantech Co. Ltd.	3,579,726	40,935,763
Nien Made Enterprise Co. Ltd.	2,952,000	33,036,422
		73,972,185
United Kingdom–12.63%
Bunzl PLC	1,581,160	52,124,560
Diploma PLC	266,194	25,192,427
Hill & Smith PLC	648,016	22,787,012
Howden Joinery Group PLC	2,366,888	24,971,361
IMI PLC	760,342	28,959,954
Intertek Group PLC	553,616	35,662,893
Rathbones Group PLC	622,274	16,630,229
Rightmove PLC	3,521,188	20,776,715
Shares		Value
United Kingdom–(continued)
Rotork PLC	5,392,801	$22,668,522
Spirax Group PLC	427,873	41,759,106
Weir Group PLC (The)	616,758	22,354,591
		313,887,370
United States–4.49%
Allegion PLC	174,744	24,023,805
ICON PLC(a)(b)	323,944	38,332,293
PriceSmart, Inc.	127,389	19,989,882
Tenaris S.A., ADR	455,881	29,130,796
		111,476,776
Total Common Stocks & Other Equity Interests (Cost $1,917,517,000)		2,451,509,457
Money Market Funds–1.23%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d)	10,708,157	10,708,157
Invesco Treasury Portfolio, Institutional Class, 3.55%(c)(d)	19,886,576	19,886,576
Total Money Market Funds (Cost $30,594,733)		30,594,733
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.89% (Cost $1,948,111,733)		2,482,104,190
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.29%
Invesco Private Government Fund, 3.63%(c)(d)(e)	15,852,384	15,852,384
Invesco Private Prime Fund, 3.78%(c)(d)(e)	41,098,669	41,102,779
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,955,163)		56,955,163
TOTAL INVESTMENTS IN SECURITIES—102.18% (Cost $2,005,066,896)		2,539,059,353
OTHER ASSETS LESS LIABILITIES–(2.18)%		(54,089,513)
NET ASSETS–100.00%		$2,484,969,840
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2026.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,110,564	$165,939,841	$(166,342,248)	$-	$-	$10,708,157	$(92,354)
Invesco Treasury Portfolio, Institutional Class	20,633,904	308,173,990	(308,921,318)	-	-	19,886,576	299,543
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco International Small-Mid Company Fund

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,362,415	$126,296,251	$(112,806,282)	$-	$-	$15,852,384	$147,772*
Invesco Private Prime Fund	6,419,121	310,311,544	(275,621,859)	-	(6,027)	41,102,779	401,515*
Total	$40,526,004	$910,721,626	$(863,691,707)	$-	$(6,027)	$87,549,896	$756,476

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/05/2026	State Street Bank & Trust Co.	SEK	5,498,097	USD	595,313	$(186)

Abbreviations:
SEK	– Swedish Krona
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco International Small-Mid Company Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,917,517,000)*	$2,451,509,457
Investments in affiliated money market funds, at value (Cost $87,549,896)	87,549,896
Cash	3,000,000
Foreign currencies, at value (Cost $2,626,163)	2,632,235
Receivable for:
Investments sold	5,941,123
Fund shares sold	1,475,594
Dividends	22,090,024
Foreign withholding tax claims	682,538
Investment for trustee deferred compensation and retirement plans	261,784
Other assets	66,171
Total assets	2,575,208,822
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	186
Payable for:
Investments purchased	29,289,454
Fund shares reacquired	2,184,356
Collateral upon return of securities loaned	56,955,163
Accrued fees to affiliates	1,046,006
Accrued trustees’ and officers’ fees and benefits	30,173
Accrued other operating expenses	471,860
Trustee deferred compensation and retirement plans	261,784
Total liabilities	90,238,982
Net assets applicable to shares outstanding	$2,484,969,840
Net assets consist of:
Shares of beneficial interest	$1,836,630,351
Distributable earnings	648,339,489
$2,484,969,840
Net Assets:
Class A	$518,917,108
Class C	$8,030,121
Class R	$48,866,691
Class Y	$607,507,237
Class R5	$332,690
Class R6	$1,301,315,993
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	14,578,410
Class C	277,633
Class R	1,523,298
Class Y	17,275,599
Class R5	9,271
Class R6	36,770,466
Class A:
Net asset value per share	$35.59
Maximum offering price per share (Net asset value of $35.59 ÷ 94.50%)	$37.66
Class C:
Net asset value and offering price per share	$28.92
Class R:
Net asset value and offering price per share	$32.08
Class Y:
Net asset value and offering price per share	$35.17
Class R5:
Net asset value and offering price per share	$35.89
Class R6:
Net asset value and offering price per share	$35.39

*	At April 30, 2026, securities with an aggregate value of $55,999,899 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco International Small-Mid Company Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Interest	$117,073
Dividends (net of foreign withholding taxes of $3,808,815)	34,875,683
Dividends from affiliates (includes net securities lending income of $290,437)	497,626
Foreign withholding tax claims	2,143,892
Total investment income	37,634,274
Expenses:
Advisory fees	11,862,534
Administrative services fees	182,387
Custodian fees	140,420
Distribution fees:
Class A	657,466
Class C	43,210
Class R	126,525
Transfer agent fees — A, C, R and Y	1,218,030
Transfer agent fees — R5	164
Transfer agent fees — R6	286,646
Trustees’ and officers’ fees and benefits	23,940
Registration and filing fees	68,428
Reports to shareholders	225,437
Professional services fees	46,980
Other	52,923
Total expenses	14,935,090
Less: Fees waived and/or expenses reimbursed	(5,895)
Net expenses	14,929,195
Net investment income	22,705,079
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	175,027,422
Affiliated investment securities	(6,027)
Foreign currencies	(560,408)
Forward foreign currency contracts	(7,109)
174,453,878
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(176,040,995)
Foreign currencies	847,977
Forward foreign currency contracts	(579)
(175,193,597)
Net realized and unrealized gain (loss)	(739,719)
Net increase in net assets resulting from operations	$21,965,360
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco International Small-Mid Company Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$22,705,079	$38,949,227
Net realized gain	174,453,878	596,463,187
Change in net unrealized appreciation (depreciation)	(175,193,597)	(262,606,936)
Net increase in net assets resulting from operations	21,965,360	372,805,478
Distributions to shareholders from distributable earnings:
Class A	(97,036,436)	(60,358,408)
Class C	(1,773,377)	(1,067,357)
Class R	(9,516,183)	(5,446,884)
Class Y	(135,192,322)	(104,860,428)
Class R5	(54,963)	(36,466)
Class R6	(215,606,400)	(187,018,544)
Total distributions from distributable earnings	(459,179,681)	(358,788,087)
Share transactions–net:
Class A	24,010,069	(96,580,217)
Class C	191,457	(2,058,012)
Class R	5,132,003	(4,921,679)
Class Y	(84,170,920)	(375,140,398)
Class R5	(25,778)	2,959
Class R6	216,658,202	(954,485,077)
Net increase (decrease) in net assets resulting from share transactions	161,795,033	(1,433,182,424)
Net increase (decrease) in net assets	(275,419,288)	(1,419,165,033)
Net assets:
Beginning of period	2,760,389,128	4,179,554,161
End of period	$2,484,969,840	$2,760,389,128
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco International Small-Mid Company Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$42.38	$0.28	$0.07	$0.35	$(0.60)	$(6.54)	$(7.14)	$35.59	0.83%(d)	$518,917	1.41%(d)(e)	1.41%(d)(e)	1.53%(d)(e)	25%
Year ended 10/31/25	42.04	0.32	3.85	4.17	(0.57)	(3.26)	(3.83)	42.38	10.94 (d)	587,083	1.41 (d)	1.41 (d)	0.79 (d)	52
Year ended 10/31/24	36.15	0.16	6.74	6.90	(0.36)	(0.65)	(1.01)	42.04	19.19 (d)	682,142	1.38 (d)	1.38 (d)	0.39 (d)	21
Year ended 10/31/23	36.30	0.15	(0.19)(f)	(0.04)	—	(0.11)	(0.11)	36.15	(0.15)(d)	676,005	1.35 (d)	1.35 (d)	0.37 (d)	26
Year ended 10/31/22	63.38	0.04	(21.41)	(21.37)	(0.02)	(5.69)	(5.71)	36.30	(36.72)(d)	787,042	1.33 (d)	1.33 (d)	0.10 (d)	20
Year ended 10/31/21	51.69	0.02	16.17	16.19	—	(4.50)	(4.50)	63.38	33.13 (d)	1,439,340	1.31 (d)	1.31 (d)	0.04 (d)	24
Class C
Six months ended 04/30/26	35.58	0.12	0.06	0.18	(0.30)	(6.54)	(6.84)	28.92	0.45	8,030	2.17 (e)	2.17 (e)	0.77 (e)	25
Year ended 10/31/25	35.78	0.01	3.23	3.24	(0.18)	(3.26)	(3.44)	35.58	10.09	9,556	2.17	2.17	0.03	52
Year ended 10/31/24	30.81	(0.13)	5.75	5.62	—	(0.65)	(0.65)	35.78	18.30	11,757	2.14	2.14	(0.37)	21
Year ended 10/31/23	31.19	(0.13)	(0.14)(f)	(0.27)	—	(0.11)	(0.11)	30.81	(0.91)	21,483	2.11	2.11	(0.39)	26
Year ended 10/31/22	55.66	(0.27)	(18.51)	(18.78)	—	(5.69)	(5.69)	31.19	(37.20)	41,813	2.09	2.09	(0.66)	20
Year ended 10/31/21	46.22	(0.37)	14.31	13.94	—	(4.50)	(4.50)	55.66	32.10	117,303	2.07	2.07	(0.72)	24
Class R
Six months ended 04/30/26	38.83	0.21	0.08	0.29	(0.50)	(6.54)	(7.04)	32.08	0.72	48,867	1.67 (e)	1.67 (e)	1.27 (e)	25
Year ended 10/31/25	38.82	0.20	3.52	3.72	(0.45)	(3.26)	(3.71)	38.83	10.64	52,889	1.67	1.67	0.53	52
Year ended 10/31/24	33.44	0.05	6.24	6.29	(0.26)	(0.65)	(0.91)	38.82	18.89	57,634	1.64	1.64	0.13	21
Year ended 10/31/23	33.68	0.04	(0.17)(f)	(0.13)	—	(0.11)	(0.11)	33.44	(0.43)	56,784	1.61	1.61	0.11	26
Year ended 10/31/22	59.34	(0.07)	(19.90)	(19.97)	—	(5.69)	(5.69)	33.68	(36.87)	63,205	1.59	1.59	(0.16)	20
Year ended 10/31/21	48.78	(0.12)	15.18	15.06	—	(4.50)	(4.50)	59.34	32.76	106,435	1.57	1.57	(0.22)	24
Class Y
Six months ended 04/30/26	42.02	0.32	0.08	0.40	(0.71)	(6.54)	(7.25)	35.17	0.97	607,507	1.17 (e)	1.17 (e)	1.77 (e)	25
Year ended 10/31/25	41.74	0.41	3.81	4.22	(0.68)	(3.26)	(3.94)	42.02	11.20	820,178	1.17	1.17	1.03	52
Year ended 10/31/24	35.90	0.27	6.69	6.96	(0.47)	(0.65)	(1.12)	41.74	19.50	1,203,547	1.14	1.14	0.63	21
Year ended 10/31/23	36.06	0.25	(0.20)(f)	0.05	(0.10)	(0.11)	(0.21)	35.90	0.07	1,554,427	1.11	1.11	0.61	26
Year ended 10/31/22	63.00	0.15	(21.23)	(21.08)	(0.17)	(5.69)	(5.86)	36.06	(36.55)	1,943,233	1.09	1.09	0.34	20
Year ended 10/31/21	51.29	0.16	16.05	16.21	—	(4.50)	(4.50)	63.00	33.45	4,039,299	1.07	1.07	0.28	24
Class R5
Six months ended 04/30/26	42.76	0.34	0.09	0.43	(0.76)	(6.54)	(7.30)	35.89	1.02	333	1.08 (e)	1.08 (e)	1.86 (e)	25
Year ended 10/31/25	42.41	0.46	3.87	4.33	(0.72)	(3.26)	(3.98)	42.76	11.29	410	1.07	1.07	1.13	52
Year ended 10/31/24	36.49	0.30	6.80	7.10	(0.53)	(0.65)	(1.18)	42.41	19.57	396	1.07	1.07	0.70	21
Year ended 10/31/23	36.64	0.30	(0.19)(f)	0.11	(0.15)	(0.11)	(0.26)	36.49	0.22	459	0.99	0.99	0.73	26
Year ended 10/31/22	63.92	0.19	(21.57)	(21.38)	(0.21)	(5.69)	(5.90)	36.64	(36.51)	379	1.00	1.00	0.43	20
Year ended 10/31/21	51.94	0.20	16.28	16.48	—	(4.50)	(4.50)	63.92	33.55	512	1.00	1.00	0.35	24
Class R6
Six months ended 04/30/26	42.30	0.35	0.07	0.42	(0.79)	(6.54)	(7.33)	35.39	1.02	1,301,316	1.03 (e)	1.03 (e)	1.91 (e)	25
Year ended 10/31/25	42.00	0.49	3.82	4.31	(0.75)	(3.26)	(4.01)	42.30	11.39	1,290,272	1.00	1.00	1.20	52
Year ended 10/31/24	36.13	0.32	6.73	7.05	(0.53)	(0.65)	(1.18)	42.00	19.62	2,224,079	1.00	1.00	0.77	21
Year ended 10/31/23	36.30	0.30	(0.19)(f)	0.11	(0.17)	(0.11)	(0.28)	36.13	0.21	2,166,008	0.99	0.99	0.73	26
Year ended 10/31/22	63.39	0.21	(21.37)	(21.16)	(0.24)	(5.69)	(5.93)	36.30	(36.48)	1,846,459	0.97	0.97	0.46	20
Year ended 10/31/21	51.52	0.23	16.14	16.37	—	(4.50)	(4.50)	63.39	33.62	3,227,212	0.95	0.95	0.40	24

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended
April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)	Annualized.
(f)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco International Small-Mid Company Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco International Small-Mid Company Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
9
Invesco International Small-Mid Company Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2026, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
10
Invesco International Small-Mid Company Fund

J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser $1,839 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S.
11
Invesco International Small-Mid Company Fund

dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	1.000%
Next $500 million	0.950%
Next $4 billion	0.920%
Next $5 billion	0.900%
Next $10 billion	0.880%
Over $20 billion	0.870%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.93%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $5,895.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the
12
Invesco International Small-Mid Company Fund

shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $12,143 in front-end sales commissions from the sale of Class A shares and $1,204 and $223 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the six months ended April 30, 2026, the Fund incurred $846 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$70,482,095	$—	$70,482,095
Austria	—	48,665,112	—	48,665,112
Brazil	115,326,261	—	—	115,326,261
Canada	41,093,499	—	—	41,093,499
China	—	53,504,397	—	53,504,397
Denmark	—	43,678,845	—	43,678,845
Finland	—	55,771,144	—	55,771,144
France	—	177,791,856	—	177,791,856
Germany	—	136,201,870	—	136,201,870
Hong Kong	—	22,982,629	—	22,982,629
India	—	18,607,723	—	18,607,723
Indonesia	—	71,738,084	—	71,738,084
Italy	—	60,325,320	—	60,325,320
Japan	—	491,096,784	—	491,096,784
Mexico	56,077,155	—	—	56,077,155
Netherlands	—	29,129,385	—	29,129,385
Norway	—	21,331,395	—	21,331,395
South Africa	—	7,422,380	—	7,422,380
South Korea	—	43,597,998	—	43,597,998
Sweden	—	173,508,825	—	173,508,825
Switzerland	—	213,840,369	—	213,840,369
Taiwan	—	73,972,185	—	73,972,185
United Kingdom	—	313,887,370	—	313,887,370
United States	111,476,776	—	—	111,476,776
Money Market Funds	30,594,733	56,955,163	—	87,549,896
Total Investments in Securities	354,568,424	2,184,490,929	—	2,539,059,353
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(186)	—	(186)
Total Investments	$354,568,424	$2,184,490,743	$—	$2,539,059,167

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
13
Invesco International Small-Mid Company Fund

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(186)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(186)

	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
State Street Bank & Trust Co.	$(186)	$(186)	$—	$—	$(186)
Effect of Derivative Investments for the six months ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(7,109)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(579)
Total	$(7,688)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$589,083

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $636,339,013 and $908,638,061, respectively. As of April 30, 2026, the aggregate cost of
14
Invesco International Small-Mid Company Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$537,802,226
Aggregate unrealized (depreciation) of investments	(87,390,962)
Net unrealized appreciation of investments	$450,411,264
Cost of investments for tax purposes is $2,088,647,903.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	428,426	$15,779,920	1,101,666	$44,681,175
Class C	27,694	842,437	61,869	2,132,378
Class R	43,972	1,490,458	89,437	3,274,231
Class Y	1,699,339	61,321,701	4,101,892	160,257,039
Class R5	292	10,536	1,572	62,311
Class R6	6,468,438	232,401,517	15,093,576	625,339,350
Issued as reinvestment of dividends:
Class A	2,439,215	86,884,842	1,452,753	55,378,934
Class C	59,675	1,732,372	32,043	1,032,419
Class R	295,402	9,491,274	155,415	5,441,082
Class Y	2,696,548	94,783,670	2,270,557	85,622,718
Class R5	1,490	53,409	929	35,619
Class R6	5,859,247	207,182,973	4,805,870	182,190,534
Automatic conversion of Class C shares to Class A shares:
Class A	23,969	883,543	46,945	1,915,930
Class C	(29,320)	(883,543)	(55,697)	(1,915,930)
Reacquired:
Class A	(2,166,518)	(79,538,236)	(4,972,465)	(198,556,256)
Class C	(48,987)	(1,499,809)	(98,195)	(3,306,879)
Class R	(178,099)	(5,849,729)	(367,427)	(13,636,992)
Class Y	(6,640,481)	(240,276,291)	(15,687,503)	(621,020,155)
Class R5	(2,107)	(89,723)	(2,239)	(94,971)
Class R6	(6,058,976)	(222,926,288)	(42,346,826)	(1,762,014,961)
Net increase (decrease) in share activity	4,919,219	$161,795,033	(34,315,828)	$(1,433,182,424)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 18% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
15
Invesco International Small-Mid Company Fund

Distribution Information
Shareholders were sent a notice from the Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in December of 2025.  Subsequently, certain of these estimates have been corrected.  Listed below is a written statement of the sources of this distribution, as corrected, on a generally accepted accounting principles (“GAAP”) basis.
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/11/2025	Class R6	$0.1631	$5.8761	$1.2961	$7.3353
12/11/2025	Class R5	$0.1290	$5.8761	$1.2961	$7.3012
12/11/2025	Class Y	$0.0802	$5.8761	$1.2961	$7.2524
12/11/2025	Class A	$0.0000	$5.8761	$1.2688	$7.1449
12/11/2025	Class R	$0.0000	$5.8761	$1.1631	$7.0392
12/11/2025	Class C	$0.0000	$5.8761	$0.9694	$6.8455
Please note that the information in the preceding chart is for financial accounting purposes only.  Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment.  Form 1099-DIV for the calendar year will report distributions for US federal income tax purposes. This Notice is sent to comply with certain US Securities and Exchange Commission requirements.
16
Invesco International Small-Mid Company Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
17
Invesco International Small-Mid Company Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
O-ISMC-NCSRS

Semi-Annual Financial Statements and Other Information
April 30, 2026
Invesco International Value Fund
Nasdaq:
A: AEDAX ■ C: AEDCX ■ R: AEDRX ■ Y: AEDYX ■ Investor: EGINX ■ R6: AEGSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
April 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.48%
Australia–1.97%
Origin Energy Ltd.	2,098,602	$18,350,402
Austria–3.85%
Erste Group Bank AG	166,257	18,370,733
OMV AG	246,683	17,413,375
		35,784,108
Belgium–2.07%
Anheuser-Busch InBev S.A./N.V.	254,769	19,250,747
Brazil–1.18%
Vale S.A.	670,082	10,985,350
Canada–7.55%
AltaGas Ltd.	367,580	13,776,639
Great-West Lifeco, Inc.	262,831	14,043,711
Royal Bank of Canada(a)	143,782	25,860,331
Suncor Energy, Inc.	240,649	16,490,307
		70,170,988
China–4.91%
Alibaba Group Holding Ltd.	1,213,400	19,998,056
Contemporary Amperex Technology Co. Ltd.(a)	190,300	15,040,544
Tencent Holdings Ltd.	174,800	10,615,995
		45,654,595
France–4.24%
Airbus SE	69,216	14,269,526
Cie de Saint-Gobain S.A.	102,801	9,418,605
Societe Generale S.A.	194,945	15,693,075
		39,381,206
Germany–8.10%
Daimler Truck Holding AG	225,507	11,374,098
Deutsche Telekom AG	557,999	18,023,723
E.ON SE	765,608	17,000,007
Infineon Technologies AG	190,830	12,834,318
Vonovia SE	597,704	16,104,054
		75,336,200
Hong Kong–3.15%
AIA Group Ltd.	2,668,200	29,293,536
India–3.84%
HDFC Bank Ltd., ADR	523,998	13,314,789
Reliance Industries Ltd., GDR(b)	27,546	1,669,895
Reliance Industries Ltd., GDR(b)	343,360	20,738,944
		35,723,628
Italy–3.86%
Intesa Sanpaolo S.p.A.	3,139,676	21,331,677
UniCredit S.p.A.	188,370	14,557,679
		35,889,356
Japan–13.85%
Japan Tobacco, Inc.	436,800	16,272,865
Shares		Value
Japan–(continued)
KDDI Corp.	871,900	$14,268,231
Kyoto Financial Group, Inc.	226,200	6,252,425
Mitsubishi UFJ Financial Group, Inc.	1,226,000	22,022,436
Mitsui & Co. Ltd.	433,300	16,268,642
ORIX Corp.	799,400	26,904,999
Sony Group Corp.	593,900	11,898,981
Sumitomo Realty & Development Co. Ltd.	479,800	14,873,605
		128,762,184
Luxembourg–2.32%
ArcelorMittal S.A.	372,369	21,617,953
Mexico–3.09%
Arca Continental S.A.B. de C.V.	994,411	11,947,050
Fomento Economico Mexicano, S.A.B. de C.V., ADR	141,815	16,768,205
		28,715,255
Netherlands–2.92%
ASR Nederland N.V.	237,685	18,054,414
Koninklijke Philips N.V.	343,076	9,049,579
		27,103,993
Russia–0.00%
Sberbank of Russia PJSC, Preference Shares(c)(d)	11,172,332	11
Singapore–1.58%
United Overseas Bank Ltd.	514,800	14,661,020
South Africa–0.99%
Anglo American PLC	186,896	9,248,534
South Korea–4.22%
Samsung Electronics Co. Ltd.	260,808	39,274,447
Spain–6.12%
Banco Bilbao Vizcaya Argentaria S.A.	1,189,211	26,260,631
Banco Santander S.A.(a)	2,513,981	30,676,391
		56,937,022
Switzerland–4.23%
Nestle S.A.	187,247	18,956,819
Sandoz Group AG	253,556	20,338,600
		39,295,419
Taiwan–5.02%
Taiwan Semiconductor Manufacturing Co. Ltd.	608,000	42,208,484
Yageo Corp.	442,000	4,506,493
		46,714,977
United Kingdom–7.56%
BAE Systems PLC	401,782	11,174,982
British American Tobacco PLC	231,887	13,656,938
Croda International PLC	228,269	8,853,725
London Stock Exchange Group PLC	68,990	8,951,913
Shell PLC	259,891	11,734,248
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco International Value Fund

Shares		Value
United Kingdom–(continued)
Standard Chartered PLC	623,616	$15,880,272
		70,252,078
United States–0.86%
Stellantis N.V.(c)	1,084,498	7,969,885
Total Common Stocks & Other Equity Interests (Cost $797,686,658)		906,372,894
Money Market Funds–2.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(e)(f)	6,776,360	6,776,360
Invesco Treasury Portfolio, Institutional Class, 3.55%(e)(f)	12,584,667	12,584,667
Total Money Market Funds (Cost $19,361,027)		19,361,027
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.56% (Cost $817,047,685)		925,733,921
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.12%
Invesco Private Government Fund, 3.63%(e)(f)(g)	18,389,400	$18,389,400
Invesco Private Prime Fund, 3.78%(e)(f)(g)	47,794,963	47,799,743
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $66,189,213)		66,189,143
TOTAL INVESTMENTS IN SECURITIES—106.68% (Cost $883,236,898)		991,923,064
OTHER ASSETS LESS LIABILITIES–(6.68)%		(62,114,633)
NET ASSETS–100.00%		$929,808,431
Investment Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at April 30, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $22,408,839, which represented 2.41% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$906,399	$43,308,367	$(37,438,406)	$-	$-	$6,776,360	$24,966
Invesco Treasury Portfolio, Institutional Class	1,683,306	80,429,823	(69,528,462)	-	-	12,584,667	45,975
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,807,697	86,114,980	(90,533,277)	-	-	18,389,400	116,448*
Invesco Private Prime Fund	59,362,562	179,262,136	(190,820,863)	73	(4,165)	47,799,743	316,757*
Total	$84,759,964	$389,115,306	$(388,321,008)	$73	$(4,165)	$85,550,170	$504,146

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco International Value Fund

Statement of Assets and Liabilities
April 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $797,686,658)*	$906,372,894
Investments in affiliated money market funds, at value (Cost $85,550,240)	85,550,170
Cash	110,294
Foreign currencies, at value (Cost $4,521,540)	4,505,492
Receivable for:
Fund shares sold	24,951
Dividends	5,418,506
Foreign withholding tax claims	421,504
Investment for trustee deferred compensation and retirement plans	198,495
Other assets	61,410
Total assets	1,002,663,716
Liabilities:
Payable for:
Investments purchased	4,504,424
Fund shares reacquired	218,732
Collateral upon return of securities loaned	66,189,213
Accrued fees to affiliates	240,258
Accrued trustees’ and officers’ fees and benefits	1,235
Accrued other operating expenses	52,981
IRS closing agreement fees for foreign withholding tax claims	1,444,164
Trustee deferred compensation and retirement plans	204,278
Total liabilities	72,855,285
Net assets applicable to shares outstanding	$929,808,431
Net assets consist of:
Shares of beneficial interest	$774,596,263
Distributable earnings	155,212,168
$929,808,431
Net Assets:
Class A	$249,622,480
Class C	$3,542,634
Class R	$5,147,748
Class Y	$78,517,362
Investor Class	$97,898,330
Class R6	$495,079,877
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,832,519
Class C	108,417
Class R	141,602
Class Y	2,148,378
Investor Class	2,692,056
Class R6	13,608,467
Class A:
Net asset value per share	$36.53
Maximum offering price per share (Net asset value of $36.53 ÷ 94.50%)	$38.66
Class C:
Net asset value and offering price per share	$32.68
Class R:
Net asset value and offering price per share	$36.35
Class Y:
Net asset value and offering price per share	$36.55
Investor Class:
Net asset value and offering price per share	$36.37
Class R6:
Net asset value and offering price per share	$36.38

*	At April 30, 2026, securities with an aggregate value of $63,195,273 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco International Value Fund

Statement of Operations
For the six months ended April 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,353,196)	$11,036,237
Dividends from affiliated money market funds (includes net securities lending income of $101,150)	172,091
Foreign withholding tax claims	421,504
Total investment income	11,629,832
Expenses:
Advisory fees	3,793,366
Administrative services fees	65,247
Custodian fees	13,723
Distribution fees:
Class A	292,785
Class C	16,782
Class R	11,123
Investor Class	84,764
Transfer agent fees — A, C, R, Y and Investor	322,048
Transfer agent fees — R6	78,259
Trustees’ and officers’ fees and benefits	13,940
Registration and filing fees	49,174
Reports to shareholders	29,809
Professional services fees	43,175
Other	10,347
Total expenses	4,824,542
Less: Fees waived and/or expenses reimbursed	(407,259)
Net expenses	4,417,283
Net investment income	7,212,549
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	46,760,195
Affiliated investment securities	(4,165)
Foreign currencies	2,706
46,758,736
Change in net unrealized appreciation of:
Unaffiliated investment securities	89,722,203
Affiliated investment securities	73
Foreign currencies	141,837
89,864,113
Net realized and unrealized gain	136,622,849
Net increase in net assets resulting from operations	$143,835,398
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco International Value Fund

Statement of Changes in Net Assets
For the six months ended April 30, 2026 and the year ended October 31, 2025
(Unaudited)
	April 30, 2026	October 31, 2025
Operations:
Net investment income	$7,212,549	$8,535,804
Net realized gain	46,758,736	146,418,549
Change in net unrealized appreciation (depreciation)	89,864,113	(104,758,582)
Net increase in net assets resulting from operations	143,835,398	50,195,771
Distributions to shareholders from distributable earnings:
Class A	(33,869,963)	(20,432,158)
Class C	(516,753)	(394,797)
Class R	(611,521)	(321,685)
Class Y	(11,724,384)	(9,994,971)
Investor Class	(13,740,081)	(8,167,428)
Class R6	(81,994,463)	(400,030)
Total distributions from distributable earnings	(142,457,165)	(39,711,069)
Share transactions–net:
Class A	23,269,878	(11,056,318)
Class C	369,535	(1,271,461)
Class R	1,080,369	217,209
Class Y	(3,030,968)	(35,159,708)
Investor Class	7,133,429	(1,169,264)
Class R6	(28,028,145)	514,359,218
Net increase in net assets resulting from share transactions	794,098	465,919,676
Net increase in net assets	2,172,331	476,404,378
Net assets:
Beginning of period	927,636,100	451,231,722
End of period	$929,808,431	$927,636,100
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco International Value Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Six months ended 04/30/26	$36.70	$0.24	$5.20	$5.44	$(0.75)	$(4.86)	$(5.61)	$36.53	16.66%	$249,622	1.11%(d)	1.27%(d)	1.38%(d)	31%
Year ended 10/31/25	36.41	0.52	3.08	3.60	(1.21)	(2.10)	(3.31)	36.70	11.15	223,894	1.38	1.41	1.50	120
Year ended 10/31/24	30.64	0.50	6.17	6.67	(0.52)	(0.38)	(0.90)	36.41	21.96	232,445	1.42	1.42	1.37	19
Year ended 10/31/23	28.86	0.49 (e)	3.53	4.02	(0.01)	(2.23)	(2.24)	30.64	14.18	217,328	1.42	1.42	1.52 (e)	17
Year ended 10/31/22	45.47	0.46	(13.20)	(12.74)	(1.04)	(2.83)	(3.87)	28.86	(30.38)	213,529	1.37	1.37	1.32	24
Year ended 10/31/21	33.73	0.44	11.81	12.25	(0.51)	—	(0.51)	45.47	36.58	359,154	1.35	1.35	1.02	18
Class C
Six months ended 04/30/26	33.22	0.10	4.68	4.78	(0.46)	(4.86)	(5.32)	32.68	16.25	3,543	1.86 (d)	2.02 (d)	0.63 (d)	31
Year ended 10/31/25	33.18	0.23	2.80	3.03	(0.89)	(2.10)	(2.99)	33.22	10.33	3,182	2.14	2.16	0.74	120
Year ended 10/31/24	27.93	0.20	5.64	5.84	(0.21)	(0.38)	(0.59)	33.18	21.01	4,485	2.17	2.17	0.62	19
Year ended 10/31/23	26.66	0.23 (e)	3.27	3.50	—	(2.23)	(2.23)	27.93	13.33	5,925	2.17	2.17	0.77 (e)	17
Year ended 10/31/22	42.22	0.18	(12.24)	(12.06)	(0.67)	(2.83)	(3.50)	26.66	(30.89)	8,844	2.12	2.12	0.57	24
Year ended 10/31/21	31.31	0.11	11.00	11.11	(0.20)	—	(0.20)	42.22	35.56	20,596	2.10	2.10	0.27	18
Class R
Six months ended 04/30/26	36.51	0.20	5.16	5.36	(0.66)	(4.86)	(5.52)	36.35	16.48	5,148	1.36 (d)	1.52 (d)	1.13 (d)	31
Year ended 10/31/25	36.21	0.43	3.07	3.50	(1.10)	(2.10)	(3.20)	36.51	10.89	3,998	1.63	1.66	1.25	120
Year ended 10/31/24	30.46	0.40	6.15	6.55	(0.42)	(0.38)	(0.80)	36.21	21.66	3,717	1.67	1.67	1.12	19
Year ended 10/31/23	28.76	0.41 (e)	3.52	3.93	—	(2.23)	(2.23)	30.46	13.89	3,571	1.67	1.67	1.27 (e)	17
Year ended 10/31/22	45.29	0.37	(13.15)	(12.78)	(0.92)	(2.83)	(3.75)	28.76	(30.53)	4,661	1.62	1.62	1.07	24
Year ended 10/31/21	33.59	0.33	11.78	12.11	(0.41)	—	(0.41)	45.29	36.25	7,420	1.60	1.60	0.77	18
Class Y
Six months ended 04/30/26	36.76	0.29	5.20	5.49	(0.84)	(4.86)	(5.70)	36.55	16.80	78,517	0.86 (d)	1.02 (d)	1.63 (d)	31
Year ended 10/31/25	36.47	0.60	3.10	3.70	(1.31)	(2.10)	(3.41)	36.76	11.47	80,966	1.15	1.17	1.73	120
Year ended 10/31/24	30.70	0.59	6.17	6.76	(0.61)	(0.38)	(0.99)	36.47	22.22	116,331	1.17	1.17	1.62	19
Year ended 10/31/23	28.93	0.58 (e)	3.53	4.11	(0.11)	(2.23)	(2.34)	30.70	14.47	127,534	1.17	1.17	1.77 (e)	17
Year ended 10/31/22	45.58	0.56	(13.23)	(12.67)	(1.15)	(2.83)	(3.98)	28.93	(30.21)	199,354	1.12	1.12	1.57	24
Year ended 10/31/21	33.81	0.54	11.84	12.38	(0.61)	—	(0.61)	45.58	36.93	628,317	1.10	1.10	1.27	18
Investor Class
Six months ended 04/30/26	36.58	0.25	5.19	5.44	(0.79)	(4.86)	(5.65)	36.37	16.71 (f)	97,898	1.04 (d)(f)	1.20 (d)(f)	1.45 (d)(f)	31
Year ended 10/31/25	36.30	0.56	3.06	3.62	(1.24)	(2.10)	(3.34)	36.58	11.27 (f)	90,001	1.29 (f)	1.30 (f)	1.59 (f)	120
Year ended 10/31/24	30.55	0.52	6.16	6.68	(0.55)	(0.38)	(0.93)	36.30	22.07 (f)	90,033	1.34 (f)	1.34 (f)	1.45 (f)	19
Year ended 10/31/23	28.78	0.52 (e)	3.52	4.04	(0.04)	(2.23)	(2.27)	30.55	14.29 (f)	83,597	1.33 (f)	1.33 (f)	1.61 (e)(f)	17
Year ended 10/31/22	45.37	0.48	(13.16)	(12.68)	(1.08)	(2.83)	(3.91)	28.78	(30.33)(f)	80,989	1.30 (f)	1.30 (f)	1.39 (f)	24
Year ended 10/31/21	33.65	0.48	11.79	12.27	(0.55)	—	(0.55)	45.37	36.73 (f)	128,214	1.24 (f)	1.24 (f)	1.13 (f)	18
Class R6
Six months ended 04/30/26	36.71	0.29	5.18	5.47	(0.94)	(4.86)	(5.80)	36.38	16.82	495,080	0.86 (d)	0.89 (d)	1.63 (d)	31
Year ended 10/31/25	36.45	0.73	2.99	3.72	(1.36)	(2.10)	(3.46)	36.71	11.57	525,594	0.88	0.92	2.00	120
Year ended 10/31/24	30.68	0.64	6.17	6.81	(0.66)	(0.38)	(1.04)	36.45	22.41	4,222	1.04	1.04	1.75	19
Year ended 10/31/23	28.93	0.62 (e)	3.53	4.15	(0.17)	(2.23)	(2.40)	30.68	14.63	2,613	1.04	1.04	1.90 (e)	17
Year ended 10/31/22	45.58	0.60	(13.22)	(12.62)	(1.20)	(2.83)	(4.03)	28.93	(30.11)	3,048	1.00	1.00	1.69	24
Year ended 10/31/21	33.81	0.59	11.84	12.43	(0.66)	—	(0.66)	45.58	37.08	7,026	0.98	0.98	1.39	18

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended October 31, 2023. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.29 and 0.91%, $0.03 and 0.16%, $0.21 and
0.66%, $0.38 and 1.16%, $0.32 and 1.00%, $0.42 and 1.29% for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares, respectively.

(f)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.18%, 0.14%, 0.17%, 0.16%,
0.18% and 0.14% for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco International Value Fund

Notes to Financial Statements
April 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco International Value Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of six different classes of shares:  Class A, Class C, Class R, Class Y, Investor Class and Class R6. Class Y shares are available only to certain investors.  Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC").  Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco International Value Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2026, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when
9
Invesco International Value Fund

applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2026, the Fund paid the Adviser $881 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if
10
Invesco International Value Fund

used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.850%
Next $250 million	0.825%
Next $500 million	0.785%
Over $1 billion	0.760%
For the six months ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.81%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least August 31, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class Investor and Class R6 shares to 1.11%, 1.86%, 1.36%, 0.86%, 1.11% and 0.86%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on August 31, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended April 30, 2026, the Adviser waived advisory fees of $6,952 and reimbursed class level expenses of $182,545, $2,614, $3,466,  $60,555, $72,867 and $78,260 of Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R, Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended  April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2026, IDI advised the Fund that IDI retained $9,502 in front-end sales commissions from the sale of Class A shares and $25 and $45 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
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Invesco International Value Fund

For the six months ended April 30, 2026, the Fund incurred $2,888 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$18,350,402	$—	$18,350,402
Austria	—	35,784,108	—	35,784,108
Belgium	—	19,250,747	—	19,250,747
Brazil	10,985,350	—	—	10,985,350
Canada	70,170,988	—	—	70,170,988
China	—	45,654,595	—	45,654,595
France	—	39,381,206	—	39,381,206
Germany	—	75,336,200	—	75,336,200
Hong Kong	—	29,293,536	—	29,293,536
India	34,053,733	1,669,895	—	35,723,628
Italy	—	35,889,356	—	35,889,356
Japan	—	128,762,184	—	128,762,184
Luxembourg	—	21,617,953	—	21,617,953
Mexico	28,715,255	—	—	28,715,255
Netherlands	—	27,103,993	—	27,103,993
Russia	—	—	11	11
Singapore	—	14,661,020	—	14,661,020
South Africa	—	9,248,534	—	9,248,534
South Korea	—	39,274,447	—	39,274,447
Spain	—	56,937,022	—	56,937,022
Switzerland	—	39,295,419	—	39,295,419
Taiwan	—	46,714,977	—	46,714,977
United Kingdom	—	70,252,078	—	70,252,078
United States	—	7,969,885	—	7,969,885
Money Market Funds	19,361,027	66,189,143	—	85,550,170
Total Investments	$163,286,353	$828,636,700	$11	$991,923,064
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
12
Invesco International Value Fund

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of October 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2026 was $293,118,249 and $443,675,624, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$136,731,344
Aggregate unrealized (depreciation) of investments	(35,082,028)
Net unrealized appreciation of investments	$101,649,316
Cost of investments for tax purposes is $890,273,748.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended April 30, 2026(a)		Year ended October 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	425,827	$15,006,770	275,702	$9,469,559
Class C	25,004	808,722	16,867	526,278
Class R	26,936	946,161	22,628	786,835
Class Y	172,909	5,956,924	275,813	9,420,956
Investor Class	14,895	506,143	35,549	1,202,387
Class R6	79,852	2,851,511	14,444,309	523,181,448
Issued as reinvestment of dividends:
Class A	926,720	30,238,879	561,721	18,098,583
Class C	17,070	499,458	12,629	370,794
Class R	18,619	605,127	9,889	317,618
Class Y	247,811	8,081,121	189,409	6,098,966
Investor Class	373,585	12,130,283	224,572	7,204,280
Class R6	2,524,250	81,937,158	11,688	375,521
Automatic conversion of Class C shares to Class A shares:
Class A	17,258	610,533	27,940	978,493
Class C	(19,215)	(610,533)	(30,772)	(978,493)
Reacquired:
Class A	(637,396)	(22,586,304)	(1,149,410)	(39,602,953)
Class C	(10,212)	(328,112)	(38,109)	(1,190,040)
Class R	(13,477)	(470,919)	(25,645)	(887,244)
Class Y	(475,136)	(17,069,013)	(1,451,767)	(50,679,630)
Investor Class	(156,749)	(5,502,997)	(280,263)	(9,575,931)
Class R6	(3,312,148)	(112,816,814)	(255,301)	(9,197,751)
Net increase in share activity	246,403	$794,098	12,877,449	$465,919,676

(a)	53% of the outstanding shares of the Fund are owned by the Adviser.
13
Invesco International Value Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
14
Invesco International Value Fund

SEC file number(s): 811-06463 and 033-44611
Invesco Distributors, Inc.
EGR-NCSRS

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM International Mutual Funds (Invesco International Mutual Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: July 6, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: July 6, 2026